File Nos.333-19699
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                FORM    N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 8                                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No. 42                                                      (X)


                      (Check    appropriate    box    or    boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866


     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS  REFERENCE  SHEET
                           (Required  by  Rule  495)

Item No.                                         Location
                           PART  A

Item 1.   Cover  Page.                           Cover  Page

Item 2.   Definitions.                           Index  of  Terms

Item 3.   Synopsis  or  Highlights               Summary

Item 4.   Condensed  Financial  Information      Appendix

Item 5.   General  Description  of  Registrant,
          Depositor,  and  Portfolio  Companies  Preferred  Life,
                                                 The Separate
                                                 Account, Investment
                                                 Options

Item 6.   Deductions                             Expenses

Item 7.   General  Description  of  Variable
          Annuity  Contracts                     The Variable and Fixed
                                                 Annuity Contract

Item 8.   Annuity  Period                        Annuity  Payments
                                                      (The Payout Phase)

Item 9.   Death  Benefit                         Death  Benefit

Item 10.  Purchases  and  Contract  Value        Purchase

Item 11.  Redemptions.                           Access  to  Your
                                                 Money

Item 12.  Taxes                                  Taxes

Item 13.  Legal  Proceedings                     None

Item 14.  Table of Contents of the Statement of
          Additional Information                 Table of Contents of
                                                 the Statement of
                                                 Additional Information

                          PART  B

Item 15.  Cover Page                             Cover Page

Item 16.  Table of Contents                      Table of Contents

Item 17.  General Information and History        Insurance Company

Item 18.  Services                               Not Applicable

Item 19.  Purchase of Securities Being Offered   Not Applicable

Item 20.  Underwriters                           Distributor

Item 21.  Calculation of Performance Data        Calculation of
                                                 Performance Data

Item 22.  Annuity Payments                       Annuity Provisions

Item 23.  Financial Statements                   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                             EXPLANATORY NOTE
________________________________________________________________________________

This Registration Statement contains two prospectuses (Version A and Version B) and two statements of additional information (Version A and Version B). The only difference between the prospectuses is the underlying funding options. The only difference between the statements of additional information is the performance figures shown for the different underlying funding options. The prospectuses and statements of additional information will be filed with the Commission pursuant to Rule 497. The Registrant undertakes to update this Explanatory Note, as necessary, each time a Post-Effective Amendment is filed.
________________________________________________________________________________



                                    PART A


                              PART A - Version A

                  THE VALUEMARK(R) IV VARIABLE ANNUITY CONTRACT

                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C

                                       and
                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes the Valuemark IV Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred
Life). All references to "we," "us" and "our" refer to Preferred Life.


The annuity offers the Variable Options listed below, and a Fixed Account of Preferred Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).



VARIABLE OPTIONS:


AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:

Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST#:


Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund*
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund*
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund*
Franklin Money Market Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund*
Franklin Rising Dividends Securities Fund*
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund*
Franklin Value Securities Fund
Franklin Zero Coupon Funds-- 2000, 2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund*
Templeton Developing Markets Securities Fund*
Templeton Global Income Securities Fund
Templeton Growth Securities Fund*
Templeton International Securities Fund*
Templeton International Smaller Companies Fund
Templeton Pacific Growth Securities Fund*

#Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.


USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The Fund name changed:

   CURRENT NAME                                    PREVIOUS NAME
----------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund
   Templeton Growth Securities Fund                Templeton Global Growth Fund
   Templeton International Securities Fund         Templeton International Equity Fund
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund



2

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark IV Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on page 24 of this prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.



THE VALUEMARK IV VARIABLE ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated:  May 1, 2000

3        Variable Annuity Prospectus


TABLE OF CONTENTS



Index of Terms                                      4

Summary                                             5

Fee Table                                           6

1. The Valuemark IV
Variable Annuity Contract                          10
    Contract Owner                                 10
    Joint Owner                                    10
    Annuitant                                      10
    Beneficiary                                    10
    Assignment                                     10

2. Annuity Payments (The Payout Phase)             11
    Annuity Options                                11

3. Purchase                                        12
    Purchase Payments                              12
    Automatic Investment Plan                      12
    Allocation of Purchase Payments                12
    Free Look                                      12
    Accumulation Units                             12

4. Investment Options                              13
    Transfers                                      15
    Dollar Cost Averaging Program                  16
    Flexible Rebalancing                           16
    Voting Privileges                              16
    Substitution                                   16

5. Expenses                                        17
    Insurance Charges                              17
           Mortality and Expense Risk Charge       17
           Administrative Charge                   17
    Contract Maintenance Charge                    17



    Contingent Deferred Sales Charge               17
     Waiver of Contingent Deferred
    Sales Charge                                   18
     Reduction or Elimination of the
    Contingent Deferred Sales Charge               18
    Transfer Fee                                   18
    Income Taxes                                   18
    Portfolio Expenses                             18

6. Taxes                                           18
    Annuity Contracts in General                   18
    Qualified and Non-Qualified Contracts
    Multiple Contracts                             19
    Withdrawals-- Non-Qualified Contracts          19
    Withdrawals-- Qualified Contracts              19
    Withdrawals-- Tax-Sheltered Annuities          20
    Diversification                                20

7. Access to Your Money                            20
    Systematic Withdrawal Program                  21
    Minimum Distribution Program                   21
    Suspension of Payments or Transfers            21

8. Performance                                     21

9. Death Benefit                                   22
    Upon Your Death                                22
    Death of Annuitant                             23

10. Other Information                              23
    Preferred Life                                 23
    The Separate Account                           23
    Distribution                                   23
    Administration                                 24
    Financial Statements                           24

Table of Contents of the
Statement of Additional Information                24

Appendix                                           25

4

INDEX OF TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.



                                            Page

Accumulation Phase                              10

Accumulation Unit                               13

Annuitant                                       10

Annuity Options                                 11

Annuity Payments                                11

Annuity Unit                                    13

Beneficiary                                     10

Contract                                        10

Contract Owner                                  10

Fixed Account                                   10

                                            Page

Income Date                                     11

Joint Owner                                     10

Non-Qualified                                   19

Payout Phase                                    10

Portfolios                                      10

Purchase Payment                                12

Qualified                                       19

Tax Deferral                                    10

Variable Option                                  5

        Variable Annuity Prospectus

SUMMARY
-------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:

The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Variable Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.

ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $50,000.

Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option during the Accumulation Phase (1.25% during the Payout Phase). Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.


There are also daily investment charges which range, on an annual basis, from 0.49% to 1.56% of the average daily value of the Portfolio, depending upon the Portfolio.


TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You  can  take  money  out of  your  Contract  during  the  Accumulation  Phase.
Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit.

FREE-LOOK:

You can cancel the Contract within 10 days after receiving it. Preferred Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. If you have purchased the Contract as an individual retirement annuity, Preferred Life will refund the Purchase Payment.

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

6

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                                  YEARS SINCE
                               PURCHASE PAYMENT   CHARGE
-----------------------------------------------------------------
                                      0-1           6%
                                      1-2           6%
                                      2-3           6%
                                      3-4           5%
                                      4-5           4%
                                      5-6           3%
                                      6-7           2%
                                      7 +           0%


Transfer Fee First 12 transfers in a Contract year are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not currently counted.

CONTRACT MAINTENANCE CHARGE**                       $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge***                1.34%

Administrative Charge                               0.15%
                                             --------------------

Total Separate Account Annual Expenses              1.49%

  * Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 -- "Access to Your Money" for additional options.

 ** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.

*** The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.

7        Variable Annuity Prospectus

FUND ANNUAL EXPENSES:
(as a percentage of the Portfolio's average net assets for the most recent fiscal year). See the accompanying Portfolio prospectuses for more information.

                                                MANAGEMENT
                                               AND PORTFOLIO           12B-1                           TOTAL ANNUAL
                                           ADMINISTRATION FEES1        FEES         OTHER EXPENSES       EXPENSES
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                                .63%                --               .10%              .73%

Alger American Growth Portfolio                     .75%                --               .04%              .79%

Alger American Leveraged AllCap Portfolio2          .85%                --               .08%              .93%

Franklin Aggressive Growth Securities Fund3         .50%                --               .22%              .72%

Franklin Global Communications Securities Fund      .48%                --               .03%               .51%

Franklin Global Health Care Securities Fund         .60%                --               .22%               .82%

Franklin Growth and Income Securities Fund          .47%                --               .02%               .49%

Franklin High Income Fund                           .51%                --               .03%               .54%

Franklin Income Securities Fund                     .48%                --               .02%               .50%

Franklin Large Cap Growth Securities Fund4          .75%                --               .02%               .77%

Franklin Money Market Fund                          .52%                --               .01%               .53%

Franklin Natural Resources Securities Fund          .62%                --               .04%               .66%

Franklin Real Estate Fund                           .56%                --               .02%               .58%

Franklin Rising Dividends Securities Fund           .73%                --               .02%               .75%

Franklin S&P 500 Index Fund5                        .15%                --               .38%               .53%

Franklin Small Cap Fund6                            .55%                --               .27%               .82%

Franklin Technology Securities Fund3                .55%                --               .38%              .93%

Franklin U.S. Government  Fund                      .49%                --               .02%               .51%

Franklin Value Securities Fund                      .60%                --               .21%               .81%

Franklin Zero Coupon Fund - 2000                    .63%                --               .02%               .65%

Franklin Zero Coupon Fund - 2005                    .63%                --               .02%               .65%

Franklin Zero Coupon Fund - 2010                    .63%                --               .02%               .65%

Mutual Discovery Securities Fund                    .80%                --                .21              1.01%

Mutual Shares Securities Fund4                      .60%                --               .19%               .79%

Templeton Asset Strategy Fund6                      .60%                --               .18%               .78%

Templeton Developing Markets Securities Fund6      1.25%                --               .31%              1.56%

Templeton Global Income Securities Fund4            .60%                --               .05%               .65%

Templeton Growth Securities Fund4                   .83%                --               .05%               .88%

Templeton International Securities Fund6            .69%                --               .19%               .88%

Templeton International Smaller Companies Fund      .85%                --               .26%              1.11%

Templeton Pacific Growth Securities Fund           1.00%                --               .08%              1.08%

USAllianz VIP Diversified Assets Fund5/7            .55%               .25%              .20%              1.00%

USAllianz VIP Fixed Income Fund5/7                  .50%               .25%              .00%               .75%

USAllianz VIP Growth Fund5/7                        .65%               .25%              .00%               .90%

1. The Portfolio  Administration  Fee is a direct expense for the Franklin Global Health Care Securities  Fund, the Franklin Small
Cap Fund, the Franklin Value  Securities  Fund,  the Mutual  Discovery  Securities  Fund, the Mutual Shares  Securities  Fund, the
Templeton  Asset  Strategy Fund,  the Templeton  Developing  Markets Fund,  the Templeton  International  Securities  Fund and the
Templeton  International  Smaller Companies Fund. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for
similar services  indirectly through the Management Fee. See the Franklin Templeton Variable Insur- ance Products Trust prospectus for further information regarding these fees.

2. Other expenses for the Alger American Leveraged AllCap Fund include 0.01% of interest expense.

3. The Franklin Aggressive Growth Securities Fund and the Franklin Technology  Securities Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for the current fiscal year.

8

4. On 2/8/00, a merger and  reorganization  was approved that combined the fund with a similar fund of Templeton Variable Products
Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.  However,  if the table reflected  combined assets,  the fund's  Management  Fees,  Other Expenses,  and Total Fund
Operating  Expenses after 5/1/00 would be estimated as: 0.75%,  0.02%,  and 0.77%  respectively  for the Franklin Large Cap Growth
Securities Fund; 0.60%,  0.19%, and 0.79% respectively for the Mutual Shares Securities Fund; 0.80%, 0.05%, and 0.85% respectively for the Templeton Growth  Securities Fund; and .0.60%,  0.04%, and 0.64%  respectively for the Templeton Global Income  Securities
Fund.

5. The Franklin S&P 500 Index Fund,  the  USAllianz VIP  Diversified  Assets Fund,  the  USAllianz VIP Fixed Income Fund,  and the
USAllianz VIP Growth Fund commenced  operations on November 12, 1999. The expenses shown above for these  portfolios are therefore estimated for the fund's current fiscal year.

6. On 2/8/00,  shareholders  approved a merger and reorganization  that combined the assets of the fund with a similar fund of the
Templeton Variable Prod- ucts Series Fund,  effective 5/1/00. The shareholders of the fund had approved new management fees, which apply to the combined fund effective 5/1/00.  The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99,  and not the assets of the  combined  fund.  However,  if the table  reflected  both the new fees and the combined assets,  the fund's Management Fees, Other Expenses,  and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.55%,
0.27%, and 0.82% respectively for the Franklin Small Cap Fund; 1.25%,  0.29%, and 1.54% respectively for the Templeton  Developing
Markets Securities Fund; 0.60%,  0.14%, and 0.74% respectively for the Templeton Asset Strategy Fund; and 0.65%,  0.20%, and 0.85%
respectively for the Templeton International Securities Fund.

7. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.80% for the USAllianz VIP Diversified  Assets Fund,  3.77% for the
USAllianz VIP Fixed Income Fund, and 3.90% for the Growth Fund.


EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $30 contract  maintenance  charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see Section 5 -- "Expenses" and the accompanying fund prospectuses.

You would pay the following  expenses on a $1,000  investment,  assuming a 5% annual  return on your money if you  surrender  your
Contract at the end of each time period:

VARIABLE OPTION                                         1 YEAR           3 YEARS           5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                      $84             $123              $158             $265

Alger American Growth Portfolio                           $84             $125              $161             $272

Alger American Leveraged AllCap Portfolio                 $86             $129              $168             $286

Franklin Aggressive Growth Securities Fund*               $83             $123              $157             $264

Franklin Global Communications Securities Fund            $81             $117              $147             $243

Franklin Global Health Care Securities Fund               $84             $126              $163             $275

Franklin Growth and Income Securities Fund                $81             $116              $146             $241

Franklin High Income Fund                                 $82             $118              $148             $246

Franklin Income Securities Fund                           $81             $116              $146             $242

Franklin Large Cap Growth Securities Fund                 $84             $125              $160             $270

Franklin Money Market Fund                                $82             $117              $148             $245

Franklin Natural Resources Securities Fund                $83             $121              $154             $258

Franklin Real Estate Fund                                 $82             $119              $150             $250

Franklin Rising Dividends Securities Fund                 $84             $124              $159             $267

Franklin S&P 500 Index Fund*                              $82             $117              $148             $245

Franklin Small Cap Fund                                   $84             $126              $163             $275

Franklin Technology Securities Fund*                      $86             $129              $168             $286

Franklin U.S. Government Fund                             $81             $117              $147             $243

Franklin Value Securities Fund                            $84             $126              $162             $274

Franklin Zero Coupon Fund - 2000                          $83             $121              $154             $257

Franklin Zero Coupon Fund - 2005                          $83             $121              $154             $257

Franklin Zero Coupon Fund - 2010                          $83             $121              $154             $257

Mutual Discovery Securities Fund                          $86             $132              $172             $294

Mutual Shares Securities Fund                             $84             $125              $161             $272

Templeton Asset Strategy Fund                             $84             $125              $161             $271

Templeton Developing Markets Securities Fund              $92             $148              $199             $346

Templeton Global Income Securities Fund                   $82             $117              $148             $245


                                  Variable Annuity Prospectus

---------------------------------------------------------------------------------------------------------------------------

VARIABLE OPTION                                         1 YEAR           3 YEARS           5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund                          $85             $128              $166           $281

Templeton International Securities Fund                   $85             $128              $166           $281

Templeton International Smaller Companies Fund            $87             $135              $177           $303

Templeton Pacific Growth Securities Fund                  $87             $134              $176           $300

USAllianz VIP Diversified Assets Fund*                    $84             $124              $159           $267

USAllianz VIP Fixed Income Fund*                          $81             $116              $146           $242

USAllianz VIP Growth Fund*                                $83             $121              $154           $257

*Estimated

You would pay the  following  expenses on a $1,000  investment,  assuming a 5% annual return on your money if your Contract is not surrendered:

VARIABLE OPTION                                         1 YEAR           3 YEARS           5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                                      $24              $72              $124           $265

Alger American Growth Portfolio                           $24              $74              $127           $272

Alger American Leveraged AllCap Portfolio                 $26              $78              $134           $286

Franklin Aggressive Growth Securities Fund*               $23              $72              $123           $264

Franklin Global Communications Securities Fund            $21              $66              $113           $243

Franklin Global Health Care Securities Fund               $24              $75              $129           $275

Franklin Growth and Income Securities Fund                $21              $65              $112           $241

Franklin High Income Fund                                 $22              $67              $114           $246

Franklin Income Securities Fund                           $21              $65              $112           $242

Franklin Large Cap Growth Securities Fund                 $24              $74              $126           $270

Franklin Money Market Fund                                $22              $66              $114           $245

Franklin Natural Resources Securities Fund                $23              $70              $120           $258

Franklin Real Estate Fund                                 $22              $68              $116           $250

Franklin Rising Dividends Securities Fund                 $24              $73              $125           $267

Franklin S&P 500 Index Fund*                              $22              $66              $114           $245

Franklin Small Cap Fund                                   $24              $75              $129           $275

Franklin Technology Securities Fund*                      $26              $78              $134           $286

Franklin U.S. Government Fund                             $21              $66              $113           $243

Franklin Value Securities Fund                            $24              $75              $128           $274

Franklin Zero Coupon Fund - 2000                          $23              $70              $120           $257

Franklin Zero Coupon Fund - 2005                          $23              $70              $120           $257

Franklin Zero Coupon Fund - 2010                          $23              $70              $120           $257

Mutual Discovery Securities Fund                          $26              $81              $138           $294

Mutual Shares Securities Fund                             $24              $74              $127           $272

Templeton Asset Strategy Fund                             $24              $74              $127           $271

Templeton Developing Markets Securities Fund              $32              $97              $165           $346

Templeton Global Income Securities Fund                   $22              $66              $114           $245

Templeton Growth Securities Fund                          $25              $77              $132           $281

Templeton International Securities Fund                   $25              $77              $132           $281

Templeton International Smaller Companies Fund            $27              $84              $143           $303

Templeton Pacific Growth Securities Fund                  $27              $83              $142           $300

USAllianz VIP Diversified Assets Fund*                    $24              $73              $125           $267

USAllianz VIP Fixed Income Fund*                          $21              $65              $112           $242

USAllianz VIP Growth Fund*                                $23              $70              $120           $257

*Estimated

SEE THE APPENDIX FOR ACCUMULATION UNIT VALUES - CONDENSED FINANCIAL INFORMATION.

10

1. THE VALUEMARK IV
VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Variable Options and depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

11       Variable Annuity Prospectus

2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
-------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 full years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1) the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.

12

3. PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. You can instruct us how to allocate additional Purchase Payments you make. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment choices at any one time (which includes any of the Variable Options listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable

        Variable Annuity Prospectus

Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by

1. dividing the value of a Portfolio at the end of the cur- rent period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes. The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


4. INVESTMENT OPTIONS
-------------------------------------------------------------------------------


The Contract offers Variable Options, which invest in Portfolios of AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Account of Preferred Life. Additional Portfolios may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing.

AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust and USAllianz Variable Insurance Products Trust are the funds underlying your Contract. Each Portfolio has its own investment objective.


Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available in connection with your Contract. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.


Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc.; Allianz of America, Inc.; Fred Alger Management, Inc.; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisers, LLC; Templeton Asset Management Ltd.; Templeton Global Advisors Limited; and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.


A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.


14

The following is a list of the Portfolios available under the Contract and the investment adviser for each Portfolio:

                                                                      INVESTMENT
AVAILABLE PORTFOLIOS                                                  ADVISERS
---------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.:
AIM V.I. Growth Fund                                                  A I M Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                                       Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                             Fred Alger Management, Inc.
    (seeks long-term capital appreciation)


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                             Franklin Advisers, Inc.
Franklin Global Communications Securities Fund*                        Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                            Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund  *                          Franklin Advisers, Inc.
Franklin High Income Fund                                              Franklin Advisers, Inc.
Franklin Income Securities Fund                                        Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund*                             Franklin Advisers, Inc.
Franklin Money Market Fund                                             Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund                             Franklin Advisers, Inc.
Franklin Real Estate Fund*                                             Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund*                             Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                                            Franklin Advisers, Inc.
Franklin Small Cap Fund                                                Franklin Advisers, Inc.
Franklin Technology Securities Fund                                    Franklin Advisers, Inc.
Franklin U.S. Government Fund*                                         Franklin Advisers, Inc.
Franklin Value Securities Fund                                         Franklin Advisory Services, LLC
Franklin Zero Coupon Funds - 2000, 2005 and 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund(capital appreciation)                 Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                                          Franklin Mutual Advisers, LLC
    (capital appreciation with income as a secondary goal)
Templeton Asset Strategy Fund*                                         Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund*                          Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                                Franklin Advisers, Inc.
Templeton Growth Securities Fund*                                      Templeton Global Advisors Limited
Templeton International Securities Fund*                               Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund                         Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund*                              Franklin Advisers, Inc.


USALLIANZ VARIABLE
INSURANCE PRODUCTS TRUST:
USAllianz VIP Growth                                                   Allianz of America, Inc.
USAllianz VIP Diversified Assets Fund                                  Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                        Allianz of America, Inc.


15        Variable Annuity Prospectus


*The Portfolio name changed as of the effective date listed below:

   CURRENT NAME                                    PREVIOUS NAME                               EFFECTIVE DATE
---------------------------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund   11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund             05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund        11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund              11-15-1999
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund    11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund      05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund    05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund         05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund               05-01-2000

THE FRANKLIN ZERO COUPON FUND-2000 WILL MATURE DECEMBER 15, 2000. If you have not made a selection prior to the maturity date of a Zero Coupon Fund, the Contract Value held in the Franklin Zero Coupon Fund-2000 underlying your Contract will be automatically transferred to the Franklin Money Market Portfolio. We will notify you of a maturing Zero Coupon Fund in writing at least 30 days prior to the maturity. Included with the notification will be investment options available at that time as well as the automatic Money Market option.


Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain funds may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averag ing Program or Flexible Rebalancing (which are described below).

2) We may not allow you to make transfers during the free look period.

3) Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annu ity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

16

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options.

The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1)  the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4)  the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit fur-

        Variable Annuity Prospectus

ther investment in a Variable Option if we deem the investment inappropriate.


5. EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative charge.

MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Valuemark IV Contract, Preferred Life will determine the total value of all your Valuemark IV Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:

                            CONTINGENT DEFERRED
                               SALES CHARGE
          YEARS SINCE       (AS A PERCENTAGE OF
       PURCHASE PAYMENT     PURCHASE PAYMENTS)
------------------------------------------------------------------------
              0-1                   6%
              1-2                   6%
              2-3                   6%
              3-4                   5%
              4-5                   4%
              5-6                   3%
              6-7                   2%
              7+                    0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent

18

deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONtract. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.


Free Withdrawal Amount (referred to in sales literature as "15% Withdrawal Privilege") -- Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. The free withdrawal amount is not applicable to a full surrender. The free withdrawal amount only applies in the event of a partial withdrawal.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See Section 7 -- "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 (or 2% of the amount transferred, if less) for each additional transfer. The transfer fee will be deducted from the Variable Option or the Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it currently will not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


6. TAXES
-------------------------------------------------------------------------------


NOTE: PREFERRED LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. PREFERRED LIFE HAS INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding

19        Variable Annuity Prospectus

how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.


MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS


You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are includible in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.


The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after the taxpayer reaches age 591/2;

2)  paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer;

5)  paid under an immediate annuity; or

6) which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

20

1)  paid on or after you reach age 591/2;

2)  paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annu- ally (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6) paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8) paid on account of an IRS levy upon the Qualified Contract;

9) paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1)  reaches age 591/2;

2)  leaves his/her job;

3)  dies;

4) becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

1) by making a withdrawal (either a partial or a total withdrawal);

2)  by receiving Annuity Payments; or

3)  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 -- "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial with-

      Variable Annuity Prospectus

drawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 -- "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 -- "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
-------------------------------------------------------------------------------

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain  Portfolios  have been in  existence  for some time and have  investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and

22

expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.


9. DEATH BENEFIT
--------------------------------------------------------------------------------


UPON YOUR DEATH


If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. The amount of the death benefit is:


I. Contracts That Receive An Enhanced Death Benefit Endorsement

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

1) The current value of your Contract, less any taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the fol- lowing guaranteed minimum death benefit will apply:

    o payments you have made,

    o less any money you have taken out,

o less any applicable charges paid on money taken out.

B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

     a) Purchase Payments

       o payments you have made,

       o less any money you have taken out,

       o less any applicable charges paid on money taken out.

     b) Contract Value

       o highest value of the Contract on each Contract  anniversary,

       o plus any payments made since that Contract  anniversary,

       o less any money you have taken out since that  anniversary,

       o less any applicable charges paid on money taken out since that anniversary,

C. After your 81st birthday, the following guaranteed minimum death benefit will apply: your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

    o plus any payments you have made since then,

    o less any money you have taken out since then,

o less any applicable charges paid on money taken out since then.

II. Contracts That Do Not Receive An Enhanced Death Benefit Endorsement

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

     The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

III.     Additional Provisions


Variable Annuity Prospectus

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non- natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death.(3) If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. (4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
-------------------------------------------------------------------------------


PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states, including New York and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, Preferred Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). The New York Insurance

24

Department permits compensation based on the assets in your Contract. Preferred Life may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
Contingent Deferred Sales Charge                 2

Calculation of Performance Data                  2

Federal Tax Status                               6

Annuity Provisions                              13

Mortality and Expense Risk Guarantee            14

Financial Statements                            14






APPENDIX
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information. The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)
                                                                                  PERIOD FROM
                                                     YEAR OR PERIOD                 INCEPTION
                                                              ENDED              (8/17/98) TO
VARIABLE OPTIONS:                                     DEC. 31, 1999             DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------


AIM V.I. GROWTH*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $11.083                        NA
Number of units outstanding at end of period                      0                        NA

ALGER AMERICAN GROWTH*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $10.921                        NA
Number of units outstanding at end of period                      8                        NA

ALGER AMERICAN LEVERAGED ALLCAP*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $12.159                        NA
Number of units outstanding at end of period                      0                        NA

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                           $28.082                   $25.635
Unit value at end of period                                 $38.572                   $28.082
Number of units outstanding at end of period                    21                          2

FRANKLIN GLOBAL HEALTH CARE SECURITIES
Unit value at beginning of period                           $10.604                   $10.000
Unit value at end of period                                  $9.604                   $10.604
Number of units outstanding at end of period                     19                         8

FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                           $25.993                   $24.354
Unit value at end of period                                 $25.891                   $25.993
Number of units outstanding at end of period                     74                        17

FRANKLIN HIGH INCOME
Unit value at beginning of period                           $21.020                   $21.141
Unit value at end of period                                 $20.695                   $21.020
Number of units outstanding at end of period                     63                        25


25        Variable Annuity Prospectus


(NUMBER OF UNITS IN THOUSANDS)
                                                                                       PERIOD FROM

                                                              YEAR OR PERIOD             INCEPTION

                                                                       ENDED          (8/17/98) TO

VARIABLE OPTIONS:                                              DEC. 31, 1999         DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                                    $24.898               $24.864
Unit value at end of period                                          $24.084               $24.898
Number of units outstanding at end of period                              56                    14

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                                    $15.537              $13.110
Unit value at end of period                                          $20.152               $15.537
Number of units outstanding at end of period                              73                    17

FRANKLIN MONEY MARKET
Unit value at beginning of period                                    $14.260               $13.756
Unit value at end of period                                          $14.717               $14.260
Number of units outstanding at end of period                             103                    12

FRANKLIN NATURAL RESOURCES SECURITIES
Unit value at beginning of period                                     $8.430               $11.466
Unit value at end of period                                          $10.983                $8.430
Number of units outstanding at end of period                              12                     7

FRANKLIN REAL ESTATE
Unit value at beginning of period                                    $22.901               $27.944
Unit value at end of period                                          $21.176               $22.901
Number of units outstanding at end of period                               4                     1

FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                                    $21.034               $19.968
Unit value at end of period                                          $18.712               $21.034
Number of units outstanding at end of period                              73                    17

FRANKLIN SMALL CAP
Unit value at beginning of period                                    $14.558               $14.923
Unit value at end of period                                          $28.247               $14.558
Number of units outstanding at end of period                              28                     9

FRANKLIN S&P 500 INDEX*
Unit value at beginning of period                                    $10.000                    NA
Unit value at end of period                                          $10.465                    NA
Number of units outstanding at end of period                               0                    NA

FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                                    $18.847               $17.805
Unit value at end of period                                          $18.394               $18.847
Number of units outstanding at end of period                             125                    28


28

(NUMBER OF UNITS IN THOUSANDS)

                                                                                       PERIOD FROM

                                                              YEAR OR PERIOD             INCEPTION

                                                                       ENDED          (8/17/98) TO

VARIABLE OPTIONS:                                              DEC. 31, 1999         DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------

FRANKLIN VALUE SECURITIES
Unit value at beginning of period                                     $7.713               $10.000
Unit value at end of period                                           $7.724               $ 7.713
Number of units outstanding at end of period                              54                    22

FRANKLIN ZERO COUPON-2000
Unit value at beginning of period                                    $20.502               $19.358
Unit value at end of period                                          $20.819               $20.502
Number of units outstanding at end of period                              14                     2

FRANKLIN ZERO COUPON-2005
Unit value at beginning of period                                    $24.786               $22.357
Unit value at end of period                                          $22.983               $24.786
Number of units outstanding at end of period                               4                     2

FRANKLIN ZERO COUPON-2010
Unit value at beginning of period                                    $27.674               $24.544
Unit value at end of period                                          $23.929               $27.674
Number of units outstanding at end of period                               7                     3

MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                                    $11.205               $11.971
Unit value at end of period                                          $13.662                11.205
Number of units outstanding at end of period                              38                    17

MUTUAL SHARES SECURITIES
Unit value at beginning of period                                    $11.814               $11.981
Unit value at end of period                                          $13.199               $11.814
Number of units outstanding at end of period                             144                    38
(Number of units in thousands)

TEMPLETON ASSET STRATEGY
Unit value at beginning of period                                    $13.543               $13.752
Unit value at end of period                                          $14.347               $13.543
Number of units outstanding at end of period                               4                     1

TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                                     $7.958               $10.305
Unit value at end of period                                          $12.125                $7.958
Number of units outstanding at end of period                              10                     5

TEMPLETON GLOBAL INCOME SECURITIES
Unit value at beginning of period                                    $17.746               $16.821
Unit value at end of period                                          $16.472               $17.746
Number of units outstanding at end of period                               6


28

(NUMBER OF UNITS IN THOUSANDS)

                                                                                       PERIOD FROM

                                                              YEAR OR PERIOD             INCEPTION

                                                                       ENDED          (8/17/98) TO

VARIABLE OPTIONS:                                              DEC. 31, 1999         DEC. 31, 1998
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                                    $16.238               $15.124
Unit value at end of period                                          $19.364               $16.238
Number of units outstanding at end of period                              91                    10

TEMPLETON INTERNATIONAL SECURITIES
Unit value at beginning of period                                    $18.322               $17.617
Unit value at end of period                                          $22.858               $18.322
Number of units outstanding at end of period                              16                     8

TEMPLETON INTERNATIONAL SMALLER COMPANIES
Unit value at beginning of period                                     $9.342               $10.809
Unit value at end of period                                         $11.403                 $9.342
Number of units outstanding at end of period                               3                     3

TEMPLETON PACIFIC GROWTH SECURITIES
Unit value at beginning of period                                     $8.028                $9.381
Unit value at end of period                                          $10.838                $8.028
Number of units outstanding at end of period                               8                     6

USALLIANZ VIP DIVERSIFIED ASSETS*
Unit value at beginning of period                                    $10.000                    NA
Unit value at end of period                                          $10.168                    NA
Number of units outstanding at end of period                               0                    NA

USALLIANZ VIP FIXED INCOME*
Unit value at beginning of period                                    $10.000                    NA
Unit value at end of period                                           $9.749                    NA
Number of units outstanding at end of period                               0                    NA

USALLIANZ VIP GROWTH*
Unit value at beginning of period                                    $10.000                    NA
Unit value at end of period                                          $10.731                    NA
Number of units outstanding at end of period                               0                    NA


*The AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income and USAllianz VIP Growth Sub-Accounts commenced operations with the Separate Account November 12, 1999. Unit Value at inceptions was $10.00.

There are no accumulation units shown for the Franklin Aggressive Growth Securities Fund and the Franklin Technology Securities Fund because they commenced operations as of the date of this prospectus and therefore had no assets of December 31, 1999.

                                PART A-VERSION B

                         THE VARIABLE ANNUITY CONTRACT
                                   issued by
                       PREFERRED LIFE VARIABLE ACCOUNT C
                                      and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

This prospectus describes the Variable Annuity Contract with a Fixed Account offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options, and a Fixed Account of Preferred Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account).

VARIABLE OPTIONS:

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio
Davis VA Real Estate Portfolio
Davis VA Value Portfolio

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST#:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Natural Resources Securities Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Securities Fund

#Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio
J.P. Morgan U.S. Disciplined Equity Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA

PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio

SELIGMAN PORTFOLIOS, INC.:
Seligman Global Technology Portfolio
Seligman Small-Cap Value Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Global Opportunities Fund
USAllianz VIP Growth Fund
USAllianz VIP Money Market Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Enterprise Portfolio
Van Kampen LIT Growth and Income Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representatioin to the contrary is a criminal offense. Please read this prospectus before investing and keep it for future reference. It contains important information about the Variable Annuity Contract with a Fixed Account.

To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. The Table of Contents of the SAI is on page 27 of this prospectus. The SEC maintains a Web site
(http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at (800) 542-5427 or write us at: 152 West 57th Street, 18th Floor, New York, New York 10019.

The Variable Annuity Contracts:

o        are not bank deposits
o        are not federally insured
o        are not endorsed by any bank or government agency
o        are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Dated:  May 1, 2000

TABLE OF CONTENTS

Index of Terms   4

Summary  5

Fee Table        6

1. The Variable Annuity Contract                                          13
         Contract Owner                                                   13
         Joint Owner                                                      13
         Annuitant                                                        13
         Beneficiary                                                      13
         Assignment                                                       13

2. Annuity Payments
(The Payout Phase)                                                        14
         Annuity Options                                                  14

3. Purchase      15
         Purchase Payments                                                15
         Automatic Investment Plan                                        15
         Allocation of Purchase Payments                                  15
         Free Look                                                        15
         Accumulation Units                                               16

4. Investment Options                                                     16
         Transfers                                                        18
         Dollar Cost Averaging Program                                    19
         Flexible Re-balancing                                            19
         Voting Privileges                                                19
         Substitution                                                     20

5. Expenses      20
         Insurance Charges                                                20
                 Mortality and Expense Risk Charge                        20
                 Administrative Charge                                    20
         Contract Maintenance Charge                                      20
         Contingent Deferred Sales Charge                                 20
         Waiver of Contingent Deferred

         Sales Charge                                                     21
         Reduction or Elimination of the
         Contingent Deferred Sales Charge                                 21
         Transfer Fee                                                     21
         Income Taxes                                                     21
         Portfolio Expenses                                               21

6. Taxes         21
         Annuity Contracts in General                                     21
         Qualified and Non-Qualified Contracts                            22
         Multiple Contracts                                               22
         Withdrawals-- Non-Qualified Contracts                            22
         Withdrawals-- Qualified Contracts                                22
         Withdrawals-- Tax-Sheltered Annuities                            23
         Diversification                                                  23

7. Access to Your Money                                                   23
         Systematic Withdrawal Program                                    24
         Minimum Distribution Program                                     24
         Suspension of Payments or Transfers                              24

8. Performance   24

9. Death Benefit                                                          25
         Upon Your Death                                                  25
         Death of Annuitant                                               26

10. Other Information                                                     26
         Preferred Life                                                   26
         The Separate Account                                             26
         Distribution                                                     27
         Administration                                                   27
         Financial Statements                                             27

Table of Contents of the Statement
         of Additional Information                                        27

Appendix                                                                  28

INDEX OF TERMS
---------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable for you as possible. However, there are some technical terms used which are capitalized in this prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                        Page
Accumulation Phase                       13
Accumulation Unit                        16
Annuitant                                13
Annuity Options                          14
Annuity Payments                         14
Annuity Unit                             16
Beneficiary                              13
Contract                                 13
Contract Owner                           13
Fixed Account                            13
Income Date                              14
Joint Owner                              13
Non-Qualified                            22
Payout Phase                             13
Portfolios                               13
Purchase Payment                         15
Qualified                                22
Tax Deferral                             13
Variable Option                           5

SUMMARY

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:

The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Variable Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.

ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $50,000.

Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option during the Accumulation Phase (1.25% during the Payout Phase). Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option.

If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.

There are also daily investment charges which range, on an annual basis, from 0.60% to 1.81% of the average daily value of the Portfolio, depending upon the Portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You  can  take  money  out of  your  Contract  during  the  Accumulation  Phase.
Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit.

FREE-LOOK:

You can cancel the Contract within 10 days after receiving it. Preferred Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. If you have purchased the Contract as an individual retirement annuity, Preferred Life will refund the Purchase Payment.

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

Fee Table
--------------------------------------------------------------------------------
The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.
CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                                 YEARS SINCE
                              PURCHASE PAYMENT    CHARGE
                              --------------------------
                                      0-1           6%
                                      1-2           6%
                                      2-3           6%
                                      3-4           5%
                                      4-5           4%
                                      5-6           3%
                                      6-7           2%
                                      7 +           0%

Transfer Fee ...................                    First 12 transfers in a
                                                    Contract year are free.
                                                    Thereafter,
                                                    the fee is $25 (or 2% of the
                                                    amount    transferred,    if
                                                    less). Dollar Cost Averaging
                                                    transfers    and    Flexible
                                                    Rebalancing   transfers  are
                                                    not currently counted.
CONTRACT MAINTENANCE CHARGE**....................   $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)

Mortality and Expense Risk Charge***                1.34%
Administrative Charge                               0.15%
                                                    -----
Total Separate Account Annual Expenses              1.49%

  * Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 - "Access to Your Money" for additional options.

** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000.

*** The Mortality and Expense Risk Charge is 1.25% during the Payout Phase.


FUND ANNUAL EXPENSES

(as a percentage of a  Portfolio's  average daily net assets for the most recent  fiscal  year).  See the  accompanying  Portfolio prospectuses for more information.

                                                                                                         Total Fund
                                                                                         Other Expenses   Expenses
                                                                                         (after waivers/(after waivers/
                                                                  Management      12b-1  reimbursements reimbursements
Variable Option                                                      Fees         Fees      as noted)     as noted)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund.                                   62%          --         .11%        .73%
AIM V.I. Growth Fund                                                 .63%          --         .10%        .73%
AIM V.I. International Equity Fund                                   .75%          --         .22%        .97%
AIM V.I. Value Fund                                                  .61%          --         .15%        .76%
Alger American Growth Portfolio                                      .75%          --         .04%        .79%
Alger American Leveraged AllCap Portfolio1                           .85%          --         .08%        .93%
Alger American MidCap Growth Portfolio                               .80%          --         .05%        .85%
Alger American Small Capitalization Portfolio                        .85%          --         .05%        .90%
Davis VA Financial Portfolio2                                        .75%          --         .25%       1.00%
Davis VA Real Estate Portfolio2                                      .75%          --         .25%       1.00%
Davis VA Value Portfolio2                                            .75%          --         .25%       1.00%
Franklin Aggressive Growth Securities Fund, Class 23/4               .50%         .25%        .22%        .97%
Franklin Global Communications Securities Fund, Class 24             .48%         .25%        .03%        .76%
Franklin Global Health Care Securities Fund, Class 24/5              .60%         .25%        .22%       1.07%
Franklin Growth and Income Securities Fund, Class 24                 .47%         .25%        .02%        .74%
Franklin High Income Fund, Class 24                                  .51%         .25%        .03%        .79%
Franklin Income Securities Fund, Class 24                            .48%         .25%        .02%        .75%
Franklin Large Cap Growth Securities Fund, Class 24/6                .75%         .25%        .02%       1.02%
Franklin Natural Resources Securities Fund, Class 24                 .62%         .25%        .04%        .91%
Franklin Rising Dividends Securities Fund, Class 24                  .73%         .25%        .02%       1.00%
Franklin S&P 500 Index Fund, Class 24                                .15%         .25%        .83%       1.23%
Franklin Small Cap Fund, Class 24/5/7                                .55%         .25%        .27%       1.07%
Franklin Technology Securities Fund, Class 23/4                      .55%         .25%        .38%       1.18%
Franklin U.S. Government Fund, Class 24                              .49%         .25%        .02%        .76%
Franklin Value Securities Fund, Class 24/5                           .60%         .25%        .21%       1.06%
J.P. Morgan International Opportunities Portfolio8                   .60%          --         .60%       1.20%
J.P. Morgan U.S. Disciplined Equity Portfolio8                       .35%          --         .50%        .85%
Mutual Discovery Securities Fund, Class 24/5                         .80%         .25%        .21%       1.26%
Mutual Shares Securities Fund, Class 24/5/6                          .60%         .25%        .19%       1.04%
Oppenheimer Global Securities Fund/VA                                .67%          --         .02%        .69%
Oppenheimer High Income Fund/VA                                      .74%          --         .01%        .75%
Oppenheimer Main Street Growth & Income Fund/VA                      .73%          --         .05%        .78%
PIMCO VIT High Yield Bond Portfolio9                                 .25%          --         .50%        .75%
PIMCO VIT StocksPLUS Growth and Income Portfolio9                    .25%          --         .40%        .65%
PIMCO VIT Total Return Bond Portfolio9                               .25%          --         .40%        .65%
Seligman Global Technology Portfolio10                               1.00%         --         .40%       1.40%
Seligman Small-Cap Value Portfolio10                                 1.00%         --         .00%       1.00%
Templeton Developing Markets Securities Fund, Class 2 4/5/7          1.25%        .25%        .31%       1.81%
Templeton Growth Securities Fund, Class 2 4/6                        .83%         .25%        .05%       1.13%
Templeton International Securities Fund, Class 2 4/5/7               .69%         .25%        .19%       1.13%
Templeton International Smaller Companies Fund, Class 2 4/5          .85%         .25%        .26%       1.36%
Templeton Pacific Growth Securities Fund, Class 24                   1.00%        .25%        .08%       1.33%
USAllianz VIP Diversified Assets Fund11                              .55%         .25%        .20%       1.00%
USAllianz VIP Fixed Income Fund11                                    .50%         .25%        .00%        .75%
USAllianz VIP Global Opportunities Fund11                            .95%         .25%        .31%       1.51%
USAllianz VIP Growth Fund11                                          .65%         .25%        .00%        .90%
USAllianz VIP Money Market Fund11                                     .35%        .25%         .30%       .90%
Van Kampen LIT Enterprise Portfolio12                                .48%          --         .12%        .60%
Van Kampen LIT Growth & Income Portfolio12                           .43%          --         .32%        .75%

1.The Alger American Leveraged AllCap Portfolio's "Other Expenses" includes 0.01% of interest expense.

2. Without reimbursement,  other expenses and total operating expenses would have been 3.49% and 4.24%, respectively for the Davis
VA Financial Portfolio,  10.95% and 11.7%,  respectively for the Davis VA Real Estate Portfolio, and 1.54% and 2.29%, respectively for the Davis VA Value Portfolio.

3. The Franklin Aggressive Growth Securities Fund and the Franklin Technology  Securities Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for the current fiscal year.

4. For the Portfolios of Franklin  Templeton  Variable  Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan.  While the maximum  amount payable under the fund's Class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets,  the Board of Trustees of Franklin  Templeton  Variable  Insurance Products Trust has set the
current rate at 0.25% per year. See "Fund Account Policies" in the accompanying  Franklin  Templeton  Variable  Insurance Products
Trust prospectus for more information about the rule 12b-1 plan.

5. The Franklin Global Health Care Securities  Fund, the Franklin Small Cap Fund, the Franklin Value  Securities  Fund, the Mutual
Discovery  Securities Fund, the Mutual Shares  Securities Fund, the Templeton  Developing  Markets  Securities Fund, the Templeton
International  Securities Fund, and the Templeton  International Smaller Companies Fund incur a portfolio  administration fee as a direct expense of the Portfolio. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Manage- ment Fee.

6. On 2/8/00, a merger and  reorganization  was approved that combined the fund with a similar fund of Templeton Variable Products
Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However,  if the table reflected combined assets, the fund's Management Fees,  Distribution and Service Fees, Other
Expenses,  and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.75%,  0.25%,  0.02%, and 1.02% respectively for the Franklin Large Cap Growth Securities Fund; 0.60%,  0.25%, 0.19%, and 1.04% respectively for the Mutual Shares Securities Fund;
and 0.80%, 0.25%, 0.05%, 1.10% respectively for the Templeton Growth Securities Fund.

7. On 2/8/00, a merger and  reorganization  was approved that combined the assets of the fund with a similar fund of the Templeton
Variable Products Series Fund,  effective  5/1/00.  The shareholders of that fund had approved new management fees, which apply to the combined fund  effective  5/1/00.  The table shows  restated total expenses based on the new fees and assets of the fund as of
12/31/99,  and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's Management Fees,  Distri- bution and Service Fees, Other Expenses,  and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.55%,  0.25%,  0.27%,  and 1.07%  respectively  for the Franklin Small Cap Fund;  1.25%,  0.25%,  0.29%,  and 1.79%
respectively for the Templeton  Developing  Markets  Securities  Fund; and 0.65%,  0.25%,  0.20%,  and 1.10%  respectively for the
Templeton International Securities Fund.

8. Without reimbursement,  other expenses and total operating expenses would have been 1.38% and 1.98%,  respectively for the J.P.
Morgan  International  Opportunities  Portfolio and 0.52% and 0.87%,  respectively  for the J.P.  Morgan U.S.  Disciplined  Equity
Portfolio.

9. "Other Expenses" reflect a 0.35% administrative fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee for the
PIMCO StocksPLUS Growth and Income Portfolio,  and a 0.25% administrative fee and 0.04% representing  organizational  expenses and pro rata Trustees'  fees for the Total Return Bond  Portfolio.  PIMCO has  contractually  agreed to reduce total annual  portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65%
and 0.65%,  respectively,  of average  daily net assets for the PIMCO High Yield,  StocksPLUS  Growth and Income and Total  Return
Portfolios.  Without such  reductions,  Total Annual  Expenses for the fiscal year ended  December 31, 1999 would have been 0.75%,
0.65% and 0.69%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, pro- vided total expenses, including such recoupment, do not exceed the annual expense limit.

10. J. & W. Seligman & Co.  Incorporated  ("Seligman")  voluntarily  agreed to reimburse  expenses of Seligman  Global  Technology
Portfolio,  other than the management fee, which exceed .40%, and to reimburse all expenses of Seligman Small-Cap Value Portfolio, other than managment fees, which exceed 1.00%. Without reimbursement,  other expenses and total operating expenses would have been
0.41% and 1.41%, respectively,  for Seligman Global Technology Portfolio, and 0.41% and 1.41% respectively, for Seligman Small-Cap
Value Portfolio. There is no assurance that Seligman will con tinue this policy in the future.

11. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses no been assumed, total return would have been lower and total fund expenses would have been 3.80% for the  Diversified  Assets Fund,  3.77% for the Fixed Income
Fund,  2.59% for the Global Oppor- tunities Fund  (estimated for 2000),  3.90% for the Growth Fund, and 1.91% for the Money Market
Fund (estimated for 2000). The USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund and the USAllianz VIP Growth
Fund commenced operations on November 12, 1999, and the USAllianz VIP Global Opportunities Fund and the USAllianz VIP Money Market
Fund commenced  operations on January 13, 2000. The expenses  shown for these  portfolios are therefore  estimated for the current fiscal year.

12. If certain expenses had not been assumed by the Adviser, total return would have been lower and total fund expenses would have been 0.62% for the Van Kampen LIT Enterprise Portfolio and 0.92% for the Van Kampen LIT Growth and Income Portfolio.



EXAMPLES

The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

Premium taxes are not reflected in the tables. Premium taxes may apply.

For additional information, see Section 5 -- "Expenses" and the accompanying fund prospectuses.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

Variable Option                                                    1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  $84          $123         $158          $265
AIM V.I. Growth Fund                                                 84           123          158           265
AIM V.I. International Equity Fund                                   86          $131         $170          $290
AIM V.I. Value Fund                                                  84           124          159           268
Alger American Growth Portfolio                                      84           125          161           272
Alger American Leveraged AllCap Portfolio                            86           129          168           286
Alger American MidCap Growth Portfolio                               85           127          164           278
Alger American Small Capitalization Portfolio                        85           129          167           283
Davis  VA Financial Portfolio                                        86           132          172           293
Davis VA Real Estate Portfolio                                       86           132          172           293
Davis VA Value Portfolio                                             86           132          172           293
Franklin Aggressive Growth Securities Fund*                          86           131          170           290
Franklin Global Communications Securities Fund                       84           124          159           268
Franklin Global Health Care Securities Fund                          87           134          175           300
Franklin Growth and Income Securities Fund                           84           124          158           266
Franklin High Income Fund                                            84           125          161           272
Franklin Income Securities Fund                                      84           124          159           267
Franklin Large Cap Growth Securities Fund                            86           132          173           295
Franklin Natural Resources Securities Fund                           85           129          167           284
Franklin Rising Dividends Securities Fund                            86           132          172           293
Franklin S&P 500 Index Fund*                                         89           138          183           315
Franklin Small Cap Fund                                              87           134          175           300
Franklin Technology Securities Fund*                                 88           137          180           310
Franklin U.S. Government Fund                                        84           124          159           268
Franklin Value Securities Fund                                       87           133          175           299
Mutual Discovery Securities Fund                                     89           139          184           318
Mutual Shares Securities Fund                                        87           133          174           297
J.P. Morgan International Opportunities Portfolio                    88           138          181           312
J.P. Morgan U.S. Disiplined Equity Portfolio                         85           127          164           278
Oppenheimer Global Securities Fund/VA                                83           122          156           261
Oppenheimer High Income Fund/VA                                      84           124          159           267
Oppenheimer Main Street Growth & Income Fund/VA                      84           125          161           271
PIMCO VIT High Yield Bond Portfolio                                  84           124          159           267
PIMCO VIT StocksPLUS Growth and Income Portfolio                     83           121          154           257
PIMCO VIT Total Return Bond Portfolio                                83           121          154           257
Seligman Global Technology Portfolio                                 90           143          191           331

Variable Option                                                    1 Year       3 Years      5 Years      10 Years
--------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                                   $86         $132         $172          $293
Templeton Developing Markets Securities Fund                         94           156          211           369
Templeton Growth Securities Fund                                     88           135          178           305
Templeton International Securities Fund                              88           135          178           305
Templeton International Smaller Companies Fund                       90           142          189           328
Templeton Pacific Growth Securities Fund                             90           141          188           325
USAllianz VIP Diversified Assets Fund*                               86           132          172           293
USAllianz VIP Fixed Income Fund*                                     84           124          159           267
USAllianz VIP Global Opportunities Fund*                             91           147          197           342
USAllianz VIP Growth Fund*                                           85           129          167           283
USAllianz VIP Money Market Fund*                                     85           129          167           283
Van Kampen LIT Enterprise Portfolio                                  82           119          151           252
Van Kampen LIT Growth & Income Portfolio                             84           124          159           267

*Estimated


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered:

Variable Option                                                    1 Year       3 Years      5 Years      10 Years
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                   $24          $72         $124          $265
AIM V.I. Growth Fund                                                 24           72           124           265
AIM V.I. International Equity Fund                                   26           80           136           290
AIM V.I. Value Fund                                                  24           73           125           268
Alger American Growth Portfolio                                      24           74           127           272
Alger American Leveraged All Cap Portfolio                           26           78           134           286
Alger American MidCap Growth Portfolio                               25           76           130           278
Alger American Small Capitalization Portfolio                        25           78           133           283
Davis  VA Financial Portfolio                                        26           81           138           293
Davis VA Real Estate Portfolio                                       26           81           138           293
Davis VA Value Portfolio                                             26           81           138           293
Franklin Aggressive Growth Securities Fund*                          26           80           136           290
Franklin Global Communications Securities Fund                       24           73           125           268
Franklin Global Health Care Securities Fund                          27           83           141           300
Franklin Growth and Income Securities Fund                           24           73           124           266
Franklin High Income Fund                                            24           74           127           272
Franklin Income Securities Fund                                      24           73           125           267

Variable Option                                                    1 Year       3 Years      5 Years      10 Years
-------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund                            $26          $81         $139          $295
Franklin Natural Resources Securities Fund                           25           78           133           284
Franklin Rising Dividends Securities Fund                            26           81           138           293
Franklin S&P 500 Index Fund*                                         29           87           149           315
Franklin Small Cap Fund                                              27           83           141           300
Franklin Technology Securities Fund*                                 28           86           146           310
Franklin U.S. Government Fund                                        24           73           125           268
Franklin Value Securities Fund                                       27           82           141           299
Mutual Discovery Securities Fund                                     29           88           150           318
Mutual Shares Securities Fund                                        27           82           140           297
J.P. Morgan International Opportunities Portfolio                    28           87           147           312
J.P. Morgan U.S. Disiplined Equity Portfolio                         25           76           130           278
Oppenheimer Global Securities Fund/VA                                23           71           122           261
Oppenheimer High Income Fund/VA                                      24           73           125           267
Oppenheimer Main Street Growth & Income Fund/VA                      24           74           127           271
PIMCO VIT High Yield Bond Portfolio                                  24           73           125           267
PIMCO VIT StocksPLUS Growth and Income Portfolio                     23           70           120           257
PIMCO VIT Total Return Bond Portfolio                                23           70           120           257
Seligman Global Technology Portfolio                                 30           92           157           331
Seligman Small-Cap Value Portfolio                                   26           81           138           293
Templeton Developing Markets Securities Fund                         34           105          177           369
Templeton Growth Securities Fund                                     28           84           144           305
Templeton International Securities Fund                              28           84           144           305
Templeton International Smaller Companies Fund                       30           91           155           328
Templeton Pacific Growth Securities Fund                             30           90           154           325
USAllianz VIP Diversified Assets Fund*                               26           81           138           293
USAllianz VIP Fixed Income Fund*                                     24           73           125           267
USAllianz VIP Global Opportunities Fund*                             31           96           163           342
USAllianz VIP Growth Fund*                                           25           78           133           283
USAllianz VIP Money Market Fund*                                     25           78           133           283
Van Kampen LIT Enterprise Portfolio                                  22           68           117           252
Van Kampen LIT Growth & Income Portfolio                             24           73           125           267

*Estimated

See the Appendix for Accumulation Unit Values - Condensed Financial Information.


1. THE VARIABLE ANNUITY CONTRACT

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments, beginning on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options, and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Variable Options. The Variable Options are designed to offer a better return than the Fixed Account. However this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Variable Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Variable Options you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future. Please contact Preferred Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract. We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER

The Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT
You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

2. ANNUITY PAYMENTS (THE PAYOUT PHASE)

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 full years after you buy the Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the first day of the first calendar month following the Annuitant's 90th birthday. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payment will depend upon three things:

1)the value of your Contract in the Variable Option(s) on the Income Date,

2)the 5% assumed investment rate used in the annuity table for the Contract, and

3)the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years of guaranteed payments.

OPTION 1. Life Annuity. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. Life Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. Joint and Last Survivor Annuity. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. Joint and Last Survivor Annuity with 5, 10, 15 or 20 Year Payments Guaranteed. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that would have been paid if they were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for rest of the guaranteed period. If you do not want to receive Annuity Payments after the last Annuitant's death, you can ask us for a single lump sum.

OPTION 5. Refund Life Annuity. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made at the time of the Annuitant's death is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.

3. PURCHASE
PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Preferred Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum amount we will accept is $2,000. The maximum we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Preferred Life may, at its sole discretion, waive minimum payment requirements. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of funds from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for the AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by the AIP is $100. You may stop the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. You can instruct us how to allocate additional Purchase Payments you make. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in 10 investment options at any one time (which includes any of the Variable Options listed in Section 4 and the Preferred Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. When you cancel the Contract within this time period, Preferred Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we have the right to allocate your initial Purchase Payment to the USAllianz VIP Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down depending upon the investment performance of the Variable
Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1.dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2.multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the Accumulation Unit.

We calculate the value of an Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.

4. INVESTMENT OPTIONS

The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios listed below. Each Variable Option has its own investment objective. The Contract also offers a Fixed
Account of Preferred Life. Additional Variable Options may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing.

Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment advisers for each Portfolio are listed in the table below. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.


The following is a list of the Portfolios available under the Contract and investment advisers for each Portfolio:

        Available Portfolios                                            Investment  Advisers
----------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation Fund                                      A I M Advisors, Inc.
AIM V.I. Growth Fund                                                    A I M Advisors, Inc.
AIM V.I. International Equity Fund                                      A I M Advisors, Inc.
AIM V.I. Value Fund                                                     A I M Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                                         Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                               Fred Alger Management, Inc.
(seeks long term capital appreciation)
Alger American MidCap Growth Portfolio                                  Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio                           Fred Alger Management, Inc.

DAVIS VARIABLE ACCOUNT FUND, INC.:
Davis VA Financial Portfolio                                            Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                                          Davis Selected Advisers, LP
Davis VA Value Portfolio                                                Davis Selected Advisers, LP

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                              Franklin Advisers, Inc.
Franklin Global Communications Securities Fund                          Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                             Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund                              Franklin Advisers, Inc.
Franklin High Income Fund                                               Franklin Advisers, Inc.
Franklin Income Securities Fund                                         Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund                              Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                               Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                                             Franklin Advisers, Inc.
Franklin Small Cap Fund                                                 Franklin Advisers, Inc.
Franklin Technology Securities Fund                                     Franklin Advisers, Inc.
Franklin U.S. Government Fund                                           Franklin Advisers, Inc.
Franklin Value Securities Fund                                          Franklin Advisory Services, LLC
Mutual Discovery Securities Fund
        (capital appreciation)                                          Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                                           Franklin Mutual Advisers, LLC
(capital appreciation with income as a secondary goal)
Templeton Developing Markets Securities Fund                            Templeton Asset Management Ltd.
Templeton Growth Securities Fund                                        Templeton Global Advisors         Limited
Templeton International Securities Fund                                 Templeton Investment Counsel,     Inc.
Templeton International Smaller Companies Fund                          Templeton Investment Counsel,     Inc.
Templeton Pacific Growth Securities Fund                                Franklin Advisers, Inc.

JP MORGAN SERIES TRUST II:
J.P. Morgan International Opportunities Portfolio                       J.P. Morgan Investment Management Inc.
J.P. Morgan U.S. Disciplined Equity Portfolio                           J.P. Morgan Investment   Management Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Global Securities Fund/VA                                   OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                                         OppenheimerFunds, Inc.
Oppenheimer Main Street Growth
   & Income Fund/VA                                                     OppenheimerFunds, Inc.

PIMCO VARIABLE INSURANCE TRUST:
PIMCO VIT High Yield Bond Portfolio                                     Pacific Investment Management     Company
PIMCO VIT StocksPLUS Growth and Income Portfolio                        Pacific Investment Management     Company
PIMCO VIT Total Return Bond Portfolio                                   Pacific Investment Management     Company

SELIGMAN PORTFOLIOS, INC.
Seligman Global Technology Portfolio                                    J. & W. Seligman & Co.   Incorporated
Seligman Small-Cap Value Portfolio                                      J. & W. Seligman & Co.   Incorporated

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAllianz VIP Diversified Assets Fund                                   Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                         Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund                                 Allianz of America, Inc.
USAllianz VIP Growth Fund                                               Allianz of America, Inc.
USAllianz VIP Money Market Fund                                         Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Enterprise Portfolio                                     Van Kampen Asset Management       Inc.
(seeks capital appreciation)
Van Kampen LIT Growth and Income Portfolio                              Van Kampen Asset Management       Inc.

Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain Portfolios may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain  arrangements under which it is reimbursed
by  the   Portfolios'   advisers,   distributors   and/or   affiliates  for  the
administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. Preferred Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option or Fixed Account. This requirement is waived if the transfer is in connection with the Dollar Cost Averag- ing Program or Flexible Rebalancing (which are described below).

2)       We may not allow you to make transfers during the free look period.

3) Your request for a transfer must clearly state which Variable Option(s) and/or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how  much the transfer is for.

5) You cannot make any transfers within 7 calendar ays prior to the date your first Annuity Payment is due.

6)During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Preferred Life has reserved the right to modify the transfer provisions subject to the guarantees described above.

You can make transfers by telephone by properly completing the telephone transfer forms provided by Preferred Life. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless Preferred Life is instructed otherwise, Preferred Life will accept instructions from either one of you. Preferred Life will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options.

The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1)       the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3)you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4)   the Contract is terminated.

If you currently participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE RE-BALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Re-balancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Re-balancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day.

If you participate in Flexible Re-balancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Re-balancing.

VOTING PRIVILEGES

Preferred Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.

5. EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1)       the mortality and expense risk charge, and

2)       the administrative charge.

Mortality and Expense Risk Charge. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.34% of the average daily value of the Contract invested in a Variable Option. During the Payout Phase, the charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Preferred Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

Administrative Charge. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Preferred Life will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, Preferred Life will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Preferred Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon how long Preferred Life has had your payment. The charge is:

                                                Contingent Deferred
                                                  Sales Charge
             Years Since                        (as a percentage of
           Purchase Payment                      Purchase Payments)
           __________________________________________________________________
                 0-1                                   6%
                 1-2                                   6%
                 2-3                                   6%
                 3-4                                   5%
                 4-5                                   4%
                 5-6                                   3%
                 6-7                                   2%
                 7+                                    0%

However, after Preferred Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first. Preferred Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount -- Each year after the first Contract year, you can make multiple withdrawals of up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. Withdrawals in excess of that free amount will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. The free withdrawal amount is not applicable to a full surrender. The free withdrawal amount only applies in the event of a partial withdrawal.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program which allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. You cannot use these programs and the 15% free withdrawal amount in the same Contract year. See Section 7 -- "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

Waiver of Contingent Deferred Sales Charge

Under certain circumstances, after the first year, Preferred Life will permit you to take your money out of the Contract without deducting the contingent deferred sales charge if you or your Joint Owner become totally disabled for at least 90 consecutive days.

Reduction or Elimination of the
Contingent Deferred Sales Charge

Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Any circumstances resulting in reduction or elimination of the contingent deferred sales charge requires prior approval of Preferred Life.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 (or 2% of the amount transferred, if less) for each additional transfer. The transfer fee will be deducted from the Variable Option or the Fixed Account from which the transfer is made. If the entire amount is transferred, the fee will be deducted from the amount transferred.

If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will currently not count in determining the transfer fee.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.
Portfolio EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees) which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.

6. TAXES

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non- natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS-- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are includible in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)       paid on or after the taxpayer reaches age 591/2;

2)       paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4)       paid in a series of substantially equal payments made annually
         (or more frequently) for the life or life expectancy of the taxpayer;

5)       paid under an immediate annuity; or

6)       which come from Purchase Payments made prior to August 14, 1982.

WITHDRAWALS-- QUALIFIED CONTRACTS

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)       paid on or after you reach age 591/2;

2)       paid after you die;

3)       paid if you become totally disabled (as that term is defined in the
         Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)       paid for certain allowable medical expenses (as defined in the Code);

7)       paid pursuant to a qualified domestic relations order;

8)       paid on account of an IRS levy upon the Qualified Contract;

9)       paid from an IRA for medical insurance (as defined in the Code);

10)      paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS-- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1)       reaches age 591/2;

2)       leaves his/her job;

3)       dies;

4)       becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase
         Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the Owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

1)       by making a withdrawal (either a partial or a total   withdrawal);

2)       by receiving Annuity Payments; or

3)       when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 -- "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. Preferred Life requires that after you make a partial withdrawal the value of your Contract must be at least $2,000.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 -- "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a plan which provides automatic monthly or quarterly payments to you from your Contract each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge is limited to 15% of the value of your Contract determined on the business day before we receive your request. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this plan, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 -- "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)       trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Preferred Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

8. PERFORMANCE

Preferred Life periodically advertises performance of the Variable Options. Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charges, contingent deferred sales charges and the expenses of the Portfolios. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the fund prospectuses for more information.

Certain  Portfolios  have been in  existence  for some time and have  investment performance history. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

For the Franklin Templeton Variable Insurance Products Trust, the performance is based on the Portfolio's Class 1 shares. Class 2 shares are relatively new and effective July 1, 1999 currently have Rule 12b-1 Plan expenses of .25% per year which will affect future performance. Prior to July 1, 1999 the Class 2 shares had 12b-1 plan expenses of .30% per year. The information is based upon the historical experience of the Portfolios' Class 1 shares and does not represent past performance or predict future performance.

Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI. Any performance advertised will be based on historical data and does not guarantee future results of the Variable Options.

9. DEATH BENEFIT
UPON YOUR DEATH

If you or your Joint Owner die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. The amount of the death benefit is:

I.       Contracts That Receive An Enhanced Death Benefit Endorsement

Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement. For these Contracts, the death benefit will be the greater of (1) or (2) below:

1) The current value of your Contract, less any premium taxes owed. This amount is determined as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

A. During the first year of all such Contracts and if you are age 81 or older at the time of purchase, the following guaranteed minimum death benefit will apply:

         o payments you have made,

         o less any money you have taken out,

         o less any applicable charges paid on money taken out.

B. After the first Contract year, for Contracts issued before your 81st birthday, and until you reach age 81, the greater of (a) or (b) below will be your guaranteed minimum death benefit:

         a) Purchase Payments

                  o payments you have made,

                  o less any money you have taken out,

                  o less any applicable charges paid on money taken out.

         b) Highest Anniversary Value
                  Where an Anniversary Value is equal to:

                  o value of the Contract on a Contract anniversary,

                  o plus any payments made since that Contract
                    anniversary,

                  o less any money you have taken out since that anniversary,

                  o less any applicable charges paid on money taken out since that anniversary,


C. After your 81st birthday, the following guaranteed minimum death benefit will apply: your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday,

         o       plus any payments you have made since then,

         o       less any money you have taken out since then,

         o       less any applicable charges paid on money taken out since then.

II.      Contracts That Do Not Receive An Enhanced Death Benefit Endorsement

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

         The current value of your Contract, less any taxes owed. We determine this amount as of the day we receive all claim proofs and payment election forms at our USAllianz Service Center.

III.     Additional Provisions

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant. If you have a Joint Owner, and the Joint Owner dies, the surviving Owner will be the Beneficiary.

A Beneficiary may request that the death benefit be paid in one of the following ways: (1) payment of the entire death benefit within 5 years of the date of death; or (2) payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. (3) If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. (4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from the state of New York (when required), are met, the payment will be made within 7 days. We may delay paying the death benefit until we receive the tax consent (when required).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.

10. OTHER INFORMATION

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life), 152 West 57th Street, 18th Floor, New York, NY 10019, was organized under the laws of the state of New York. Preferred Life offers annuities and group life, group accident and health insurance and variable annuity products. Preferred Life is licensed to do business in six states, including New York and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America, which is a wholly-owned subsidiary of Allianz Versicherungs AG Holding.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account), to hold the assets that underlie the Contracts, except assets you allocate to the Fixed Account. The Board of Directors of Preferred Life adopted a resolution to establish the Separate Account under New York insurance law on February 26, 1988. Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. In addition, Preferred Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). The New York Insurance Department permits compensation based on the assets in your Contract. Preferred Life may adopt a different compensation program based on the assets in your Contract in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.

ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION

Insurance Company                                           2
Experts                                                     2
Legal Opinions                                              2
Distributor                                                 2
Reduction or Elimination of the
Contingent Deferred Sales Charge                            2
Calculation of Performance Data                             2
Federal Tax Status                                          8
Annuity Provisions                                         14
Mortality and Expense Risk Guarantee                       15
Financial Statements                                       15

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New York and the financial statements of Preferred Life Variable Account C may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the period indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of of Additional Information.

(NUMBER OF UNITS IN THOUSANDS)
                                                                                  PERIOD FROM
                                                     YEAR OR PERIOD                 INCEPTION
                                                              ENDED              (8/17/98) TO
VARIABLE OPTIONS:                                     DEC. 31, 1999             DEC. 31, 1998
----------------------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $11.083                        NA
Number of units outstanding at end of period                      0                        NA

ALGER AMERICAN GROWTH*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $10.921                        NA
Number of units outstanding at end of period                      8                        NA

ALGER AMERICAN LEVERAGED ALLCAP*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $12.159                        NA
Number of units outstanding at end of period                      0                        NA

USALLIANZ VIP DIVERSIFIED ASSETS*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $10.168                        NA
Number of units outstanding at end of period                      0                        NA

USALLIANZ VIP FIXED INCOME*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                  $9.749                        NA
Number of units outstanding at end of period                      0                        NA

USALLIANZ VIP GROWTH*
Unit value at beginning of period                           $10.000                        NA
Unit value at end of period                                 $10.731                        NA
Number of units outstanding at end of period                      0                        NA

*The AIM V.I. Growth,  Alger American Growth,  Alger American  Leveraged AllCap,
  USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income and USAllianz VIP Growth Sub-Accounts commenced operations with the Separate Account November 12, 1999. Unit Value at inception was $10.00.

Preferred Life has only provided Accumulation Unit values for the above Sub-Accounts since the remaining Sub-Accounts being offered did not commence operations with the Separate Account until the date of this prospectus.




                                   PART B

                               PART B - VERSION A

                       STATEMENT OF ADDITIONAL INFORMATION
                                  VALUEMARK IV
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                   PREFERRED LIFE INSURANCE COMPANY OF NEWYORK

                                  MAY 1, 2000



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2000, AND AS MAY BE AMENDED FROM TIME TO TIME.

TABLE OF CONTENTS
CONTENTS                                            PAGE
Insurance Company ...............................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     7
Annuity Provisions ..............................    12
Mortality and Expense Risk Guarantee ............    13
Financial Statements ............................    13



INSURANCE COMPANY
--------------------------------------------------------------------------------
Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A++ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

EXPERTS
-------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31 1999, included in this Statement of Additional Information have been audited by KPMG LLP independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


LEGAL OPINIONS
-------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR
-------------------------------------------------------------------------------

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
-------------------------------------------------------------------------------

TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a .15% administrative charge, the operating expenses of the underlying Portfolio and any applicable contract maintenance charge and contingent deferred sales charges. The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                         P (1 + T)n = ERV


where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

The Franklin Money Market Fund. The Insurance Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)


For the seven-day period ending on December 31, 1999, the Franklin Money Market Sub-Account had a current yield of 4.21% and an effective yield of 4.29%. The yield information assumes that the Sub-Account was invested in the Franklin Money Market Fund for the time period shown.


Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the Contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:
                                            6
                       Yield = 2 [(a-b) + 1) - 1]
                                  -----
                                   cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b  = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Variable Option. (other than the Franklin Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

In order to show how investment performance of the Variable Options affects Accumulation Unit values, the following performance information was developed.


Effective May 1, 2000, the Templeton International Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton International Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton Developing Markets Equity Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Global Asset Allocation Fund. The performance shown in the charts below reflects the historical performance of the Templeton Global Asset Allocation Fund.


The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Variable Options for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Variable Options. Table II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Variable Options and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.



 VALUEMARK IV
Table I:  Total Return for the periods ended December 31, 1999

---------------------------------------------------------------------------------------------------------------------------
                                            SUB-ACCOUNT
                                             INCEPTION        ONE         THREE       FIVE            TEN           SINCE
VARIABLE OPTION                                DATE          YEAR         YEARS       YEARS          YEARS        INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications
   Securities*                                1/24/89       37.35%        23.40%       20.75%       12.39%          13.13%
Franklin Global Health Care Securities         5/1/98       -9.46%            NA           NA           NA          -2.41%
Franklin Growth and Income Securities*        1/24/89       -0.39%        10.19%       14.52%        9.79%           9.09%
Franklin High Income                          1/24/89       -1.54%         2.47%        7.33%        7.53%           6.87%
Franklin Income Securities                    1/24/89       -3.27%         3.77%        8.12%        8.38%           8.37%
Franklin Large Cap Growth Securities*          5/1/96       29.70%        21.46%           NA           NA          21.05%
Franklin Money Market                         1/24/89        3.21%         3.52%        3.67%        3.31%           3.60%
Franklin Natural Resources Securities         1/24/89       30.29%        -8.56%       -4.61%       -1.08%           0.86%
Franklin Real Estate*                         1/24/89       -7.53%        -3.41%        6.42%        7.41%           7.10%
Franklin Rising Dividends Securities*         1/27/92      -11.04%         7.09%       13.94%           NA           8.22%
Franklin Small Cap                           11/01/95       94.03%        29.86%           NA           NA          28.30%
Franklin U.S. Government*                     3/14/89       -2.40%         3.62%        5.97%        5.85%           5.80%
Franklin Value Securities                      5/1/98        0.15%            NA           NA           NA         -14.34%
Franklin Zero Coupon - 2000                   3/14/89        1.54%         4.31%        6.36%        6.63%           7.02%
Franklin Zero Coupon - 2005                   3/14/89       -7.27%         4.10%        7.49%        7.26%           8.01%
Franklin Zero Coupon - 2010                   3/14/89      -13.53%         3.84%        8.59%        7.62%          8.41%%
Mutual Discovery Securities                  11/08/96       21.93%        10.31%           NA           NA          10.43%
Mutual Shares Securities                     11/08/96       11.73%         8.52%           NA           NA           9.23%
Templeton Asset Strategy*                      5/1/95        5.94%         4.72%           NA           NA           8.03%
Templeton Developing Markets Securities*      3/15/94       52.35%         1.90%        5.12%           NA           3.38%
Templeton Global Income Securities            1/24/89       -7.18%        -0.38%        3.82%        4.31%           4.67%
Templeton Growth Securities*                  3/15/94       19.25%        12.71%       13.69%           NA          12.07%
Templeton International Securities*           1/27/92       24.76%        12.60%       13.51%           NA          10.99%
Templeton International
   Smaller Companies                          5/01/96       22.07%         0.79%           NA           NA           3.64%
Templeton Pacific Growth Securities*          1/27/92       34.99%       -10.00%       -3.23%           NA           1.02%

*The fund name changed since the last Statement of Additional Information update as of the effective date listed below:

       CURRENT NAME                                PREVIOUS NAME                               EFFECTIVE DATE
       ------------------------------------------------------------------------------------------------------
     Franklin Global Communications Securities FundFranklin Global Utilities Securities Fund   11-15-1999
     Franklin Growth and Income Securities Fund    Franklin Growth and Income Fund             05-01-2000
     Franklin Large Cap Growth Securities Fund     Franklin Capital Growth Fund                12-15-1999
     Franklin Real Estate Fund                     Franklin Real Estate Securities Fund        11-15-1999
     Franklin Rising Dividends Securities Fund     Franklin Rising Dividends Fund              11-15-1999
     Franklin U.S. Government Fund                 Franklin U.S. Government Securities Fund    11-15-1999
     Templeton Asset Strategy Fund                 Templeton Global Asset Allocation Fund      05-01-2000
     Templeton Developing Markets Securities Fund  Templeton Developing Markets Equity Fund    05-01-2000
     Templeton Growth Securities Fund              Templeton Global Growth Fund                05-01-2000
     Templeton International Securities Fund       Templeton International Equity Fund         05-01-2000
     Templeton Pacific Growth Securities Fund      Templeton Pacific Growth Fund               05-01-2000


There is no performance shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P 500 Index, USAllianz VIP
Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities Sub-Accounts commenced operations on May 1, 2000.


Table II:  Total Return for the periods ended December 31, 1999

---------------------------------------------------------------------------------------------------------------------------
                                            SUB-ACCOUNT
                                             INCEPTION         ONE        THREE         FIVE           TEN          SINCE
VARIABLE OPTION                                DATE           YEAR        YEARS         YEARS         YEARS       INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications
   Securities*                                1/24/89       31.25%        22.19%       20.36%       12.31%          13.07%
Franklin Global Health Care Securities         5/1/98      -15.56%            NA           NA           NA          -5.68%
Franklin Growth and Income Securities*        1/24/89       -6.49%         8.69%       14.05%        9.72%           9.01%
Franklin High Income                          1/24/89       -7.64%         0.72%        6.73%        7.46%           6.80%
Franklin Income Securities                    1/24/89       -9.37%         2.07%        7.53%        8.31%           8.30%
Franklin Large Cap Growth Securities*          5/1/96       23.60%        20.20%           NA           NA          20.26%
Franklin Money Market                         1/24/89       -2.89%         1.81%        2.98%        3.22%           3.51%
Franklin Natural Resources Securities         1/24/89       24.19%       -10.77%       -5.56%       -1.18%           0.77%
Franklin Real Estate*                         1/24/89      -13.63%        -5.37%        5.81%        7.34%           7.03%
Franklin Rising Dividends Securities*         1/27/92      -17.14%         5.50%       13.47%           NA           8.14%
Franklin Small Cap                           11/01/95       87.93%        28.74%           NA           NA          27.89%
Franklin U.S. Government*                     3/14/89       -8.50%         1.91%        5.34%        5.77%           5.73%
Franklin Value Securities                      5/1/98       -5.95%            NA           NA           NA         -17.91%
Franklin Zero Coupon - 2000                   3/14/89       -4.56%         2.62%        5.74%        6.56%           6.95%
Franklin Zero Coupon - 2005                   3/14/89      -13.37%         2.41%        6.90%        7.19%           7.94%
Franklin Zero Coupon - 2010                   3/14/89      -19.63%         2.15%        8.02%        7.55%           8.34%
Mutual Discovery Securities                  11/08/96       15.83%         8.80%           NA           NA           9.21%
Mutual Shares Securities                     11/08/96        5.63%         6.96%           NA           NA           7.98%
Templeton Asset Strategy*                      5/1/95       -0.16%         3.04%           NA           NA           7.39%
Templeton Developing Markets Securities*      3/15/94       46.25%         0.11%        4.45%           NA           2.89%
Templeton Global Income Securities            1/24/89      -13.28%        -2.22%        3.15%        4.23%           4.59%
Templeton Growth Securities*                  3/15/94       13.15%        11.26%       13.20%           NA          11.73%
Templeton International Securities*           1/27/92       18.66%        11.15%       13.02%           NA          10.91%
Templeton International
   Smaller Companies                          5/01/96       15.97%        -1.03%           NA           NA           2.47%
Templeton Pacific Growth Securities*          1/27/92       28.89%       -12.30%       -4.13%           NA           0.93%

*The fund name changed since the last Statement of Additional Information update as of the effective date listed below:

       CURRENT NAME                                PREVIOUS NAME                               EFFECTIVE DATE
       ------------------------------------------------------------------------------------------------------
     Franklin Global Communications Securities FundFranklin Global Utilities Securities Fund   11-15-1999
     Franklin Growth and Income Securities Fund    Franklin Growth and Income Fund             05-01-2000
     Franklin Large Cap Growth Securities Fund     Franklin Capital Growth Fund                12-15-1999
     Franklin Real Estate Fund                     Franklin Real Estate Securities Fund        11-15-1999
     Franklin Rising Dividends Securities Fund     Franklin Rising Dividends Fund              11-15-1999
     Franklin U.S. Government Fund                 Franklin U.S. Government Securities Fund    11-15-1999
     Templeton Asset Strategy Fund                 Templeton Global Asset Allocation Fund      05-01-2000
     Templeton Developing Markets Securities Fund  Templeton Developing Markets Equity Fund    05-01-2000
     Templeton Growth Securities Fund              Templeton Global Growth Fund                05-01-2000
     Templeton International Securities Fund       Templeton International Equity Fund         05-01-2000
     Templeton Pacific Growth Securities Fund      Templeton Pacific Growth Fund               05-01-2000


There is no performance shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P 500 Index, USAllianz VIP
Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities Sub-Accounts commenced operations on May 1, 2000.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE INSURANCE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE INSURANCE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE INSURANCE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER
THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

QUALIFIED PLANS


The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.


On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES -
WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Portfolio(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited financial statements of the Insurance Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999, are also included herein.











                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 1999

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT


The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:



We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.





                                           KPMG LLP





Minneapolis, Minnesota
February 4, 2000

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
December 31, 1999
(In thousands)
                                                               ALGER      ALGER      FRANKLIN GLOBAL FRANKLIN     FRANKLIN  FRANKLIN
                                                     AIM     AMERICAN   AMERICAN     COMMUNICATIONS GLOBAL HEALTH GROWTH AND  HIGH
                                                  VI GROWTH   GROWTH LEVERAGED ALLCAP  SECURITIES  CARE SECURITIES INCOME    INCOME
                                                     FUND      FUND       FUND             FUND        FUND         FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM VI Growth Fund,
   12 shares, cost $389                             $401          -          -                 -           -            -         -
  Alger American Growth Fund,
   7 shares, cost $459                                 -        479          -                 -           -            -         -
  Alger American Leveraged AllCap Fund,
   4 shares, cost $221                                 -          -        225                 -           -            -         -
  Franklin Global Communications Securities Fund,
   3,303 shares, cost $56,564                          -          -          -            82,114           -            -         -
  Franklin Global Health Care Securities Fund,
   66 shares, cost $612                                -          -          -                 -         652            -         -
  Franklin Growth and Income Fund,
   4,791 shares, cost $79,903                          -          -          -                 -           -       85,186         -
  Franklin High Income Fund,
   2,839 shares, cost $36,092                          -          -          -                 -           -            -    27,996
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  401        479        225            82,114         652       85,186    27,996
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      -          -          -              (23)           3            3        3
 Accrued mortality and expense risk charges
   - Valuemark IV                                      -          -          -                5            2            5        5
 Accrued administrative charges - Valuemark II         -          -          -               (3)           -            1        -
 Accrued administrative charges - Valuemark IV         -          -          -                1            -            1        1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               -          -          -              (20)           5           10        9
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $401        479        225            82,134         647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     397        391        225            81,263         450       83,242    26,674
 Contracts in accumulation period - Valuemark IV       4         88          -               792         197        1,929     1,313
 Contracts in annuity payment period (note 2)          -          -          -                79           -            5         -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $401        479        225             82,134        647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE  FRANKLIN   FRANKLIN     FRANKLIN   FRANKLIN      FRANKLIN
                                                   INCOME   CAP GROWTH      MONEY  NATURAL RESOURCES REAL  RISING DIVIDENDS S&P 500
                                                 SECURITIES  SECURITIES     MARKET   SECURITIES     ESTATE    SECURITIES     INDEX
                                                    FUND        FUND         FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Income Securities Fund,
   3,816 shares, cost $59,166                       $56,057          -            -         -             -           -          -
  Franklin Large Cap Growth Securities Fund,
   1,341 shares, cost $20,060                             -     28,266            -         -             -           -          -
  Franklin Money Market Fund,
   25,200 shares, cost $25,200                            -          -       25,200         -             -           -          -
  Franklin Natural Resources Securities Fund,
   285 shares, cost $3,684                                -          -            -     3,120             -           -          -
  Franklin Real Estate Fund,
   674 shares, cost $12,103                               -          -            -         -        10,053           -          -
  Franklin Rising Dividends Securities Fund,
   3,159 shares, cost $43,788                             -          -            -         -             -      42,990          -
  Franklin S&P 500 Index Fund,
   46 shares, cost $477                                   -          -            -         -             -           -        487
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  56,057     28,266       25,200     3,120        10,053      42,990        487
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                         4          3            2         3             2           4          1
 Accrued mortality and expense risk charges
   - Valuemark IV                                         5          5            5         2             1           5          -
 Accrued administrative charges - Valuemark II            1          -            -         -             -           1          -
 Accrued administrative charges - Valuemark IV            1          1            1         -             -           1          -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                 11          9            8         5             3          11          1
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     54,683     26,784        23,673    2,983         9,946      41,590        486
 Contracts in accumulation period - Valuemark IV      1,318      1,473         1,519      132           104       1,353          -
 Contracts in annuity payment period (note 2)            45          -             -        -             -          36          -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                          FRANKLIN  FRANKLIN                                          MUTUAL
                                                FRANKLIN     U.S.     VALUE     FRANKLIN     FRANKLIN    FRANKLIN    DISCOVERY
                                               SMALL CAP GOVERNMENT SECURITIES ZERO COUPON  ZERO COUPON ZERO COUPON SECURITIES
                                                  FUND      FUND      FUND     FUND - 2000  FUND - 2005 FUND - 2010    FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Small Cap Fund,
   854 shares, cost $12,635                      $22,945        -        -           -            -           -             -
  Franklin U.S. Government Fund,
   4,546 shares, cost $60,110                          -   53,550        -           -            -           -             -
  Franklin Value Securities Fund,
   85 shares, cost $653                                -        -      674           -            -           -             -
  Franklin Zero Coupon Fund - 2000
   890 shares, cost $12,651                            -        -        -      11,186            -           -             -
  Franklin Zero Coupon Fund - 2005
   420 shares, cost $6,589                             -        -        -           -        6,098           -             -
  Franklin Zero Coupon Fund - 2010
   349 shares, cost $5,685                             -        -        -           -            -       4,932             -
  Mutual Discovery Securities Fund
   854 shares, cost $10,083                            -        -        -           -            -           -        11,587
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                               22,945    53,550      674     11,186        6,098       4,932        11,587
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      3         3        1          3            3           4             2
 Accrued mortality and expense risk charges
   - Valuemark IV                                      5         5        5          3            1           2             5
 Accrued administrative charges - Valuemark II         -         1        -          -            -           -             -
 Accrued administrative charges - Valuemark IV         1         1        1          -            -           -             1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               9        10        7          6            4           6             8
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                 $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                  22,163   51,251      261     10,887        6,008       4,745         11,073
 Contracts in accumulation period
   - Valuemark IV                                     773    2,289      406        293           86         181            506
 Contracts in annuity payment period (note 2)           -        -        -          -            -           -              -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity              $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 4

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                                                          TEMPLETON
                                                 MUTUAL      TEMPLETON   TEMPLETON  TEMPLETON  TEMPLETON    TEMPLETON  INTERNATIONAL
                                                 SHARES     DEVELOPING  GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL   SMALLER
                                               SECURITIES MARKETS EQUITY ALLOCATION  GROWTH  SECURITIES        EQUITY     COMPANIES
                                                  FUND         FUND         FUND      FUND       FUND           FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Shares Securities Fund,
   2,023 shares, cost $23,843                   $26,768          -             -           -          -            -            -
  Templeton Developing Markets Equity Fund,
   728 shares, cost $7,353                            -      7,632             -           -          -            -            -
  Templeton Global Asset Allocation Fund,
   284 shares, cost $3,485                            -          -         3,355           -          -            -            -
  Templeton Global Growth Fund,
   2,430 shares, cost $31,938                         -          -             -      37,987          -            -            -
  Templeton Global Income Securities Fund,
   824 shares, cost $10,459                           -          -             -           -      9,127            -            -
  Templeton International Equity Fund,
   2,628 shares, cost $37,268                         -          -             -           -          -       47,173            -
  Templeton International Smaller Companies Fund,
   109 shares, cost $1,211                            -          -             -           -          -            -        1,206
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                              26,768      7,632         3,355      37,987      9,127       47,173        1,206
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                     2          2             3           2          3            2            3
 Accrued mortality and expense risk charges
   - Valuemark IV                                     5          1             1           5          1            5            1
 Accrued administrative charges
   - Valuemark II                                     -          -             -           -          -            1            -
 Accrued administrative charges
   - Valuemark IV                                     1          -             -           1          -            1            -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                              8          3             4           8          4            9            4
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                               $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                24,866      7,494         3,294      36,188      9,013       46,821        1,155
 Contracts in accumulation period
   - Valuemark IV                                 1,894        135            57       1,791        110          343           47
 Contracts in annuity payment period (note 2)         -          -             -           -          -            -            -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity            $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  5
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                      USALLIANZ     USALLIANZ
                                                                       TEMPLETON   VIP DIVERSIFIED  VIP FIXED   USALLIANZ   TOTAL
                                                                    PACIFIC GROWTH      ASSETS       INCOME    VIP GROWTH    ALL
                                                                         FUND            FUND         FUND        FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   715 shares, cost $7,735                                              $7,286             -            -         -
  USAllianz VIP Diversified Assets Fund,
   0 shares, cost $2                                                         -             2            -         -
  USAllianz VIP Fixed Income Fund,
   0 shares, cost $0                                                         -             -            -         -
  USAllianz VIP Growth Fund,
   0 shares, cost $0                                                         -             -            -         -
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                     7,286             2            -         -       614,734
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                   3             -            -         -            44
 Accrued mortality and expense risk charges - Valuemark IV                   1             -            -         -            86
 Accrued administrative charges - Valuemark II                               -             -            -         -             2
 Accrued administrative charges - Valuemark IV                               -             -            -         -            14
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                    4             -            -         -           146
------------------------------------------------------------------------------------------------------------------------------------
        Net assets                                                      $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                         7,191             2            -         -       595,199
 Contracts in accumulation period - Valuemark IV                            82             -            -         -        19,215
 Contracts in annuity payment period (note 2)                                9             -            -         -           174
------------------------------------------------------------------------------------------------------------------------------------
        Total contract owners' equity                                   $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 6

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations
For the year ended December 31, 1999
(In thousands)
                                                                        ALGER     FRANKLIN GLOBAL    FRANKLIN   FRANKLIN
                                             AIM VI       ALGER        AMERICAN    COMMUNICATIONS GLOBAL HEALTH GROWTH AND FRANKLIN
                                             GROWTH AMERICAN GROWTH LEVERAGED ALLCAP SECURITIES  CARE SECURITIES INCOME  HIGH INCOME
                                              FUND        FUND           FUND           FUND           FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $1          -               -            2,766            2        3,782      7,537
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                               -          -               -              905            6        1,243        406
 Mortality and expense risk charges
   - Valuemark IV                               -          -               -                5            2           18         14
 Administrative charges - Valuemark II          -          -               -              109            1          149         49
 Administrative charges - Valuemark IV          -          -               -                1            -            2          2
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  -          -               -            1,020            9        1,412        471
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   1          -               -            1,746           (7)       2,370      7,066
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on
   mutual funds                                 9          -               -            6,699            -       10,544      1,093
 Realized gains (losses) on sales of
   investments, net                             -          -               9            4,362          (69)       5,107     (1,077)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     9          -               9           11,061          (69)      15,651         16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                13         20               4           10,895            6      (17,772)    (7,480)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
    net                                        22         20              13           21,956          (63)      (2,121)    (7,464)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                 $23         20              13           23,702          (70)         249       (398)
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  7
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE        FRANKLIN NATURAL FRANKLIN   FRANKLIN     FRANKLIN
                                                   INCOME   CAP GROWTH   FRANKLIN   RESOURCES       REAL RISING DIVIDENDS  S&P 500
                                                 SECURITIES SECURITIES MONEY MARKET SECURITIES     ESTATE   SECURITIES      INDEX
                                                    FUND       FUND        FUND        FUND         FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $5,787        103       1,288         49          1,091        882           -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   847        281         340         41            158        671           -
 Mortality and expense risk charges - Valuemark IV    14         14           9          2              1         13           -
 Administrative charges - Valuemark II               102         34          41          5             19         81           -
 Administrative charges - Valuemark IV                 2          2           1          -              -          1           -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       965        331         391         48            178        766           -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      4,822      (228)         897          1            913        116           -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                           2,074          -          -           -          1,511      8,832           -
 Realized gains (losses) on sales of investments,
   net                                               847      1,016          -        (770)          (77)      3,058           -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        2,921      1,016          -        (770)         1,434     11,890           -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                  (9,842)      5,588          -        1,633       (3,300)    (18,289)         10
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                           (6,921)      6,604          -          863       (1,866)     (6,399)         10
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                   $(2,099)      6,376        897          864         (953)     (6,283)         10
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 8
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                            FRANKLIN   FRANKLIN  FRANKLIN    FRANKLIN    FRANKLIN     MUTUAL
                                                 FRANKLIN     U.S.       VALUE  ZERO COUPON ZERO COUPON ZERO COUPON DISCOVERY
                                                 SMALL CAP GOVERNMENT SECURITIES  - 2000      - 2005      - 2010    SECURITIES
                                                   FUND       FUND       FUND      FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $68      8,634          1     1,969        859         716         332
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   186        770          3       162         92          76         140
 Mortality and expense risk charges - Valuemark IV     7         20          4         3          1           2           5
 Administrative charges - Valuemark II                22         92          -        19         11           9          17
 Administrative charges - Valuemark IV                 1          2          -         -          -           -           1
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       216        884          7       184        104          87         163
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (148)      7,750        (6)     1,785        755         629         169
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                      10          -          -       288         44         176           -
 Realized gains (losses) on sales
 of investments, net                                 478       (66)          4      (65)        106          43          40
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                 488       (66)          4       223        150         219          40
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                     10,634    (9,210)          8   (1,804)    (1,492)     (1,784)       2,050
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net               11,122    (9,276)         12   (1,581)    (1,342)     (1,565)       2,090
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                          $10,974    (1,526)          6       204      (587)       (936)       2,259
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                         Variable Life Prospectus  9
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                                                         TEMPLETON
                                             MUTUAL      TEMPLETON    TEMPLETON                TEMPLETON    TEMPLETON  INTERNATIONAL
                                             SHARES     DEVELOPING  GLOBAL ASSET TEMPLETON   GLOBAL INCOME INTERNATIONAL  SMALLER
                                           SECURITIES MARKETS EQUITY ALLOCATION GLOBAL GROWTH SECURITIES      EQUITY     COMPANIES
                                              FUND         FUND         FUND        FUND         FUND          FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $700          137         266         809           942         2,804         32
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                              324           84          48         443           144           605         14
 Mortality and expense risk charges
   - Valuemark IV                               17            1           1          13             1             4          1
 Administrative charges - Valuemark II          39           10           6          53            17            73          2
 Administrative charges - Valuemark IV           2            -           -           1             -             -          -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 382           95          55         510           162           682         17
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                  318           42         211         299           780         2,122         15
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                 -           -          266       3,913             -         1,450          -
 Realized gains (losses) on sales
 of investments, net                           546        (656)         (30)      1,046         (290)         2,715        (47)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                           546        (656)         236       4,959         (290)         4,165        (47)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                2,130        3,346        (253)      1,167       (1,395)         4,247        245
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net          2,676        2,690         (17)      6,126       (1,685)         8,412        198
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     $2,994        2,732         194       6,425         (905)        10,534        213
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                10
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                   USALLIANZ     USALLIANZ
                                                                      TEMPLETON  VIP DIVERSIFIED VIP FIXED  USALLIANZ   TOTAL
                                                                   PACIFIC GROWTH   ASSETS        INCOME   VIP GROWTH    ALL
                                                                        FUND         FUND          FUND       FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares                                      $71         -            -           -      41,628
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                          90         -            -           -       8,079
 Mortality and expense risk charges - Valuemark IV                           1         -            -           -         173
 Administrative charges - Valuemark II                                      11         -            -           -         971
 Administrative charges - Valuemark IV                                       -         -            -           -          18
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                             102         -            -           -       9,241
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                             (31)         -            -           -      32,387
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                                            -         -            -           -      36,909
 Realized gains (losses) on sales
  of investments, net                                                  (2,409)         -            -         (2)      13,819
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                                   (2,409)         -            -         (2)      50,728
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                                            4,586         -            -           -     (26,039)
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net                                      2,177         -            -         (2)      24,689
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                                                 $2,146         -            -         (2)      57,076
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  11
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets
For the years ended December 31, 1999 and 1998 (In thousands)
                                                                                                        FRANKLIN GLOBAL
                                               AIM VI           ALGER AMERICAN      ALGER AMERICAN      COMMUNICATIONS
                                             GROWTH FUND          GROWTH FUND    LEVERAGED ALLCAP FUND  SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $1        -           -       -           -        -       1,746   2,287
  Realized gains (losses) on investments, net  9        -           -       -           9        -      11,061   9,083
  Net change in unrealized appreciation
   (depreciation) on investments              13        -          20       -           4        -      10,895  (3,678)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              23        -          20       -          13        -      23,702   7,692
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            -        -           -       -           -        -         218   1,613
  Transfers between funds                    396        -         394       -         212        -        (724) (1,689)
  Surrenders and terminations                (22)       -         (22)      -           -        -     (22,559)(22,589)
  Rescissions                                  -        -           -       -           -        -          (8)   (109)
  Other transactions (note 2)                  -        -           -       -           -        -         403      64
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 374        -         372       -         212        -     (22,670)(22,710)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                            -        -           -       -           -        -         504      44
  Transfers between funds                      4        -          87       -           -        -         131      11
  Surrenders and terminations                  -        -           -       -           -        -         (64)     -
  Rescissions                                  -        -           -       -           -        -          (3)     -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   4        -          87       -           -        -         568      55
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            401        -         479       -         225        -       1,600 (14,963)
Net assets at beginning of year                -        -           -       -           -        -      80,534  95,497
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $401        -         479       -         225        -      82,134  80,534
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 12
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                     FRANKLIN GLOBAL HEALTH CARE FRANKLIN GROWTH AND  FRANKLIN HIGH      FRANKLIN INCOME
                                           SECURITIES FUND         INCOME FUND         INCOME FUND       SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $(7)       -       2,370   2,168       7,066    3,336       4,822   5,905
  Realized gains (losses) on investments,
    net                                      (69)       1      15,651  13,649          16      314       2,921   3,814
  Net change in unrealized appreciation
   (depreciation) on investments               6       35     (17,772) (8,207)     (7,480)  (3,777)     (9,842) (9,694)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             (70)      36         249   7,610        (398)    (127)     (2,099)     25
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            8        1         579   7,159         129    5,061         307   5,484
  Transfers between funds                    376      250        (752)  2,872      (2,280)    (862)     (4,554) (3,061)
  Surrenders and terminations               (158)       -     (29,750)(26,820)     (8,653) (11,159)    (21,120)(20,428)
  Rescissions                                  -        -           -    (167)         (6)     (67)          -    (109)
  Other transactions (note 2)                  -        -         436     253          51       13         190      29
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 226      251     (29,487)(16,703)    (10,759)  (7,014)    (25,177)(18,085)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          348       77         601     347         366      412         558     257
  Transfers between funds                   (212)       4         983      92         506       91         485      94
  Surrenders and terminations                (13)       -         (88)     (1)        (52)      (1)        (37)     -
  Rescissions                                  -        -           -      (1)          -        -           -      -
  Other transactions (note 2)                  -        -           4       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 123       81       1,500     437         820      502       1,006     351
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            279      368     (27,738) (8,656)    (10,337)  (6,639)    (26,270)(17,709)
Net assets at beginning of year              368        -     112,914 121,570      38,324   44,963      82,316 100,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $647      368      85,176 112,914      27,987   38,324      56,046  82,316
------------------------------------------------------------------------------------------------------------------------------------

                                           See  accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  13
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                          FRANKLIN LARGE CAP       FRANKLIN    FRANKLIN NATURAL RESOURCES   FRANKLIN
                                        GROWTH SECURITIES FUND MONEY MARKET FUND     SECURITIES FUND    REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (228)    (125)        897   1,127           1        4         913     609
  Realized gains (losses) on investments,
   net                                     1,016      287           -       -       (770)     (613)      1,434   1,784
  Net change in unrealized appreciation
   (depreciation) on investments           5,588    1,864           -       -       1,633     (747)     (3,300) (6,791)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,376    2,026         897   1,127         864   (1,356)       (953) (4,398)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          360    2,983         393   9,399          12      685          34   1,188
  Transfers between funds                 11,623    4,392       4,341   6,983        (210)    (306)     (2,005) (1,790)
  Surrenders and terminations             (7,116)  (1,877)    (13,569)(15,831)     (1,193)    (787)     (3,480) (5,162)
  Rescissions                                  -      (17)        (39)   (392)          -        -           -     (20)
  Other transactions (note 2)                  5      180         484      22          (1)       1           2     (10)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II               4,872    5,661      (8,390)    181      (1,392)    (407)     (5,449) (5,794)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          656      206          92     269          61       56          53      30
  Transfers between funds                    338       32       1,256    (104)         (8)       -          24       5
  Surrenders and terminations                (50)       -         (17)      -          (2)       -           -       -
  Rescissions                                (27)       -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 917      238       1,331     165          51       56          77      35
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         12,165    7,925      (6,162)  1,473        (477)  (1,707)     (6,325)(10,157)
Net assets at beginning of year           16,092    8,167      31,354  29,881       3,592    5,299      16,375  26,532
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $28,257   16,092      25,192  31,354       3,115    3,592      10,050  16,375
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 14
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN RISING          FRANKLIN            FRANKLIN            FRANKLIN
                                       DIVIDENDS SECURITIES FUND S&P 500 INDEX FUND   SMALL CAP FUND   U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  116     (213)          -       -        (148)    (199)      7,750   4,461
  Realized gains (losses) on investments,
   net                                    11,890   12,765           -       -         488      935         (66)    895
  Net change in unrealized appreciation
   depreciation) on investments          (18,289)  (9,268)         10       -      10,634   (1,359)     (9,210)   (812)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (6,283)   3,284          10       -      10,974     (623)     (1,526)  4,544
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          304    7,196           -                 100    2,596         406   3,571
  Transfers between funds                 (3,108)   2,318         521                 962    1,577      (1,792)   (301)
  Surrenders and terminations            (16,637) (15,723)        (45)             (4,320)  (2,847)    (17,946)(22,669)
  Rescissions                                  -     (104)          -                   -      (25)         (2)   (118)
  Other transactions (note 2)                 11      230           -                  10       91          88      31
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (19,430)  (6,083)        476       -      (3,248)   1,392     (19,246)(19,486)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          778      269           -                 627      106         498     492
  Transfers between funds                    419       58           -                (297)       6       1,403      41
  Surrenders and terminations                (74)       -           -                 (22)      (1)        (97)     -
  Rescissions                                 (3)       -           -                   -        -         (21)     (3)
  Other transactions (note 2)                  3        -           -                   -        -           4      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,123      327           -       -         308      111       1,787     530
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (24,590)  (2,472)        486       -       8,034      880     (18,985)(14,412)
Net assets at beginning of year           67,569   70,041           -       -      14,902   14,022      72,525  86,937
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $42,979   67,569         486       -      22,936   14,902      53,540  72,525
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  15
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN VALUE  FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON-
                                            SECURITIES FUND        2000 FUND            2005 FUND           2010 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (6)       -       1,785   1,120         755      390         629     327
  Realized gains (losses) on investments, net  4        2         223     502         150      315         219     535
  Net change in unrealized appreciation
   (depreciation) on investments               8       14      (1,804)   (584)     (1,492)     146      (1,784)     23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               6       16         204   1,038        (587)     851        (936)    885
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            7       21          35     345          40    1,287          55     873
  Transfers between funds                    116      115        (565)   (941)       (466)     727        (572)    381
  Surrenders and terminations                 (9)       -      (3,878) (6,689)     (1,788)  (1,750)     (1,422) (1,759)
  Rescissions                                  -        -           -     (10)          -     (180)          -      (7)
  Other transactions (note 2)                  -        -         152      (7)         65       31           9      (4)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 114      136      (4,256) (7,302)     (2,149)     115      (1,930)   (516)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           72      124          34      27          37       47         157      92
  Transfers between funds                    183       34         208      25           9        4         (40)      -
  Surrenders and terminations                (18)       -          (2)      -          (5)       -          (8)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 237      158         240      52          41       51         111      92
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            357      310      (3,812) (6,212)     (2,695)   1,017      (2,755)    461
Net assets at beginning of year              310        -      14,992  21,204       8,789    7,772       7,681   7,220
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $667      310      11,180  14,992       6,094    8,789       4,926   7,681
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 16
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           MUTUAL DISCOVERY      MUTUAL SHARES   TEMPLETON DEVELOPING   TEMPLETON GLOBAL
                                            SECURITIES FUND     SECURITIES FUND   MARKETS EQUITY FUND ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  169       (3)        318     (83)         42      161         211     114
  Realized gains (losses) on investments,
   net                                        40        64        546     303        (656)    (440)        236     370
  Net change in unrealized appreciation
   (depreciation) on investments           2,050   (1,320)      2,130    (929)      3,346   (2,104)       (253)   (572)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,259   (1,259)      2,994    (709)      2,732   (2,383)        194     (88)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           72    3,318         193   6,717          49      560          39     667
  Transfers between funds                   (869)   1,746         424   4,383         170   (2,638)       (552) (1,307)
  Surrenders and terminations             (2,956)  (2,175)     (5,418) (5,431)     (1,407)  (1,536)       (733)   (791)
  Rescissions                                  -      (57)         (4)    (84)          -       (5)          -     (13)
  Other transactions (note 2)                 (4)      18          (7)     84           1       (3)         31      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (3,757)   2,850      (4,812)  5,669      (1,187)  (3,622)     (1,215) (1,444)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          113      153         906     311         185       41          15      13
  Transfers between funds                    142       18         490     107         (94)       -          25       2
  Surrenders and terminations                (10)       -         (54)      -         (35)       -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           4       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 245      171       1,342     418          56       41          39      15
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,253)   1,762        (476)  5,378       1,601   (5,964)       (982) (1,517)
Net assets at beginning of year           12,832   11,070      27,236  21,858       6,028   11,992       4,333   5,850
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $11,579   12,832      26,760  27,236       7,629    6,028       3,351   4,333
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  17
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON GLOBAL TEMPLETON GLOBAL INCOME TEMPLETON INTERNATIONAL TEMPLETON INTERNATIONAL
                                              GROWTH FUND       SECURITIES FUND         EQUITY FUND         SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998         1999     1998              1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  299      476         780     955         2,122    1,102                15      15
  Realized gains (losses) on investments,
   net                                     4,959    4,755        (290)     (2)        4,165    7,567               (47)    (33)
  Net change in unrealized appreciation
   (depreciation) on investments           1,167   (2,835)     (1,395)   (103)        4,247   (5,800)              245    (190)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,425    2,396        (905)    850        10,534    2,869               213    (208)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          164    3,461          31     547           145    1,430                 4     103
  Transfers between funds                     33   (2,518)       (679) (1,413)       (2,577)  (7,532)               99    (348)
  Surrenders and terminations             (6,764)  (6,107)     (3,553) (4,077)      (15,456) (14,571)             (217)   (357)
  Rescissions                                  -      (56)          -     (15)           (2)     (58)                -       -
  Other transactions (note 2)                 13      (20)         18      25            67       82                (1)      1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (6,554)  (5,240)     (4,183) (4,933)      (17,823) (20,649)             (115)   (601)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          642       81          58      41           136      127               132      31
  Transfers between funds                    805       85          15       4            10        8              (127)      2
  Surrenders and terminations                (18)       -          (1)      -            (4)       -                 -       -
  Rescissions                                 (9)       -           -       -            (9)       -                 -       -
  Other transactions (note 2)                  2        -           -       -             -        -                 -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,422      166          72      45           133      135                 5      33
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,293   (2,678)     (5,016) (4,038)       (7,156) (17,645)              103    (776)
Net assets at beginning of year           36,686   39,364      14,139  18,177        54,320   71,965             1,099   1,875
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $37,979   36,686       9,123  14,139        47,164   54,320             1,202   1,099
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 18
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON PACIFIC     USALLIANZ VIP        USALLIANZ VIP       USALLIANZ VIP
                                              GROWTH FUND   DIVERSIFIED ASSETS FUND FIXED INCOME FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ (31)     254           -       -           -        -           -      -
  Realized gains (losses) on investments,
   net                                    (2,409)  (3,085)          -       -           -        -          (2)     -
  Net change in unrealized appreciation
   (depreciation) on investments           4,586      987           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,146   (1,844)          -       -           -        -          (2)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II
   (note 4):
  Purchase payments                          102      182           -       -           -        -           -      -
  Transfers between funds                    479   (1,806)          2       -          22        -           2      -
  Surrenders and terminations             (2,143)  (1,677)          -       -         (22)       -           -      -
  Rescissions                                  -       (5)          -       -           -        -           -      -
  Other transactions (note 2)                  5       (5)          -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,557)  (3,311)          2       -           -        -           2      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV
   (note 4):
  Purchase payments                            8       44           -       -           -        -           -      -
  Transfers between funds                      6       (3)          -       -           -        -           -      -
  Surrenders and terminations                  -        -           -       -           -        -           -      -
  Rescissions                                  -        -           -       -           -        -           -      -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  14       41           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            603   (5,114)          2       -           -        -           -      -
Net assets at beginning of year            6,679   11,793           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,282    6,679           2       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  19
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                                                                                         TOTAL ALL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                                       $ 32,387     24,188
  Realized gains (losses) on investments, net                                                           50,728     53,767
  Net change in unrealized appreciation
   (depreciation) on investments                                                                       (26,039)   (55,701)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                                                        57,076     22,254
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                                      3,786     66,447
  Transfers between funds                                                                               (1,533)      (768)
  Surrenders and terminations                                                                         (192,356)  (192,812)
  Rescissions                                                                                              (61)    (1,618)
  Other transactions (note 2)                                                                            2,028      1,106
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                                                                          (188,136)  (127,645)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                                      7,637      3,697
  Transfers between funds                                                                                6,751        616
  Surrenders and terminations                                                                             (676)        (3)
  Rescissions                                                                                              (72)        (4)
  Other transactions (note 2)                                                                               19          -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                                                            13,659      4,306
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                     (117,401)  (101,085)
Net assets at beginning of year                                                                        731,989    833,074
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                             $614,588    731,989
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26,
1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger
American Fund,  Franklin  Templeton Variable Insurance Products Trust (formerly,
Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
------------------------------------------------------------------------------------------
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund                 Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund                   Templeton Global Advisors Limited
Templeton Global Growth Fund                             Templeton Global Advisors Limited
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton International Equity Fund                      Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                            Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.



                                                                                                        Variable Life Prospectus  21
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American
Fund,  Franklin  Templeton  Variable Insurance Products Trust, and the USAllianz
Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account  investment  option and a Dollar Cost  Averaging  Fixed
Account  investment  option are available to deferred  annuity  contract owners.
These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed
Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care  Securities  Fund and Franklin Value  Securities
Fund were added as available  investment options on August 17, 1998. On November
12, 1999,  the AIM VI Growth Fund,  Alger American  Growth Fund,  Alger American
Leveraged  AllCap Fund,  Franklin S&P 500 Index Fund,  USAllianz VIP Diversified
Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                      Effective Date
----------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund      November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund            November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund  November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund              December 15, 1999


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1999 and 1998 were $443,591 and $487,077, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

 A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                Contingent Deferred Sales Charge
Payment                    Valuemark II     Valuemark IV
-----------------------------------------------------------
0-1                        5%               6%
1-2                        5%               6%
2-3                        4%               6%
3-4                        3%               5%
4-5                        1.5%             4%
5-6                        0%               3%
6-7                        0%               2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $961,794 and $941,938, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 1999 and 1998 were $4,250 and $1,945, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts were $5,218,108 for the year ended December 31, 1999. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


                                                                                                        Variable Life Prospectus  23

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the years ended December 31, 1999 and 1998 were as follows:

                                                   ALGER      FRANKLIN      FRANKLIN
                                          ALGER  AMERICAN      GLOBAL        GLOBAL     FRANKLIN             FRANKLIN FRANKLIN LARGE
                                   AIM   AMERICAN LEVERAGED COMMUNICATIONS   HEALTH     GROWTH &  FRANKLIN     INCOME   CAP GROWTH
                                VI GROWTH GROWTH   ALLCAP    SECURITIES  CARE SECURITIES INCOME  HIGH INCOME SECURITIES SECURITIES
                                  FUND     FUND     FUND        FUND          FUND        FUND      FUND        FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997              -        -         -        3,699             -       4,952     2,110      3,991       622
Contract transactions:
 Purchase payments                  -        -         -           61             -         281       233        219       215
 Transfers between funds            -        -         -          (64)           26         110       (37)      (125)      303
 Surrenders and terminations        -        -         -         (851)            -      (1,058)     (521)      (819)     (135)
 Rescissions                        -        -         -           (4)            -          (6)       (3)        (4)       (1)
 Other transactions                 -        -         -            2             -          10         1          1        12
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -         (856)           26        (663)      (327)     (728)      394
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -        2,843            26       4,289      1,783     3,263     1,016
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -            8             1          22          6        12        22
 Transfers between funds           38       38        18          (26)           37         (31)      (106)     (185)      710
 Surrenders and terminations       (2)      (2)        -         (750)          (17)     (1,112)      (409)     (850)     (423)
 Rescissions                        -        -         -            -             -           -          -         -         -
 Other transactions                 -        -         -           13             -          16          2         8         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions       36       36        18         (755)           21      (1,105)      (507)   (1,015)      309
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1999             36       36        18        2,088            47       3,184       1,276    2,248     1,325
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997              -        -         -           -              -           -           -        -        -
Contract transactions:
 Purchase payments                  -        -         -           2              8          14          21       11       15
 Transfers between funds            -        -         -           -              -           3           4        3        2
 Surrenders and terminations        -        -         -           -              -           -           -        -        -
 Rescissions                        -        -         -           -              -           -           -        -        -
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -          17             38          23          17       23       40
 Transfers between funds            -        8         -           4            (25)         37          24       20       21
 Surrenders and terminations        -        -         -          (2)            (2)         (3)         (3)      (1)      (3)
 Rescissions                        -        -         -           -              -           -           -        -       (2)
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        8         -          19             11          57          38       42       56
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                  -        8         -          21             19          74          63       56       73
------------------------------------------------------------------------------------------------------------------------------------

                                                                 24

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLIN          FRANKLIN                                          FRANKLIN
                                          FRANKLIN  NATURAL FRANKLIN  RISING   FRANKLIN           FRANKLIN   FRANKLIN    ZERO
                                            MONEY  RESOURCES REAL   DIVIDENDS  S&P 500 FRANKLIN     U.S.      VALUE     COUPON
                                           MARKET SECURITIES ESTATE SECURITIES  INDEX  SMALL CAP GOVERNMENT SECURITIES   -2000
                                            FUND     FUND    FUND     FUND      FUND     FUND       FUND       FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997                      2,155      458     942    3,489        -      938      4,844         -       1,087
Contract transactions:
 Purchase payments                            657       66      44      345        -      171        194         3          17
 Transfers between funds                      505      (33)    (73)     103        -       96        (20)       16         (47)
 Surrenders and terminations               (1,123)     (76)   (204)    (767)       -     (198)    (1,227)        -        (334)
 Rescissions                                  (28)       -      (1)      (5)       -       (2)        (6)        -           -
 Other transactions                             2        -       -       11        -        7          2         -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    13      (43)   (234)    (313)       -       74     (1,057)       19        (364)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                      2,168      415     708    3,176        -    1,012      3,787        19         723
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                             26        1       1       15        -        6         22         1           2
 Transfers between funds                      299      (28)    (90)    (157)      51       27        (96)       16         (27)
 Surrenders and terminations                 (930)    (120)   (153)    (828)      (4)    (263)      (957)       (1)       (186)
 Rescissions                                   (3)       -       -        -        -        -          -         -           -
 Other transactions                            33        -       -        1        -        1          5         -           7
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions  (575)    (147)   (242)    (969)      47     (229)    (1,026)       16        (204)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                          1,593      268     466    2,207       47      783      2,761        35         519
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997                          -        -       -        -        -        -         -          -           -
Contract transactions:
 Purchase payments                             19        7       1       14        -        9        26         17           1
 Transfers between funds                       (7)       -       -        3        -        -         2          5           1
 Surrenders and terminations                    -        -       -        -        -        -         -          -           -
 Rescissions                                    -        -       -        -        -        -         -          -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                         12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                              6        6       2       39        -       38        27         10           2
 Transfers between funds                       86       (1)      1       21        -      (18)       76         24          10
 Surrenders and terminations                   (1)       -       -       (4)       -       (1)       (5)        (2)          -
 Rescissions                                    -        -       -        -        -        -        (1)         -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    91        5       3       56        -       19         97         32         12
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                            103       12       4       73        -       28        125         54         14
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  25
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                          FRANKLIN    FRANKLIN    MUTUAL    MUTUAL     TEMPLETON     TEMPLETON  TEMPLETON  TEMPLETON     TEMPLETON
                         ZERO COUPON ZERO COUPON DISCOVERY  SHARES     DEVELOPING   GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL
                           - 2005     - 2010    SECURITIES SECURITIES MARKETS EQUITY ALLOCATION  GROWTH   SECURITIES      EQUITY
                            FUND       FUND         FUND     FUND         FUND          FUND      FUND       FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units
  outstanding at
  December 31, 1997         345        292         924       1,823       1,160           424      2,594      1,072        4,063
Contract transactions:
 Purchase payments           55         34         261         541          59            47        213         32           76
 Transfers between funds     30         13         128         349        (295)          (94)      (177)       (82)        (429)
 Surrenders and terminations(74)       (67)       (184)       (450)       (174)          (58)      (387)      (235)        (773)
 Rescissions                 (8)         -          (4)         (6)         (1)           (1)        (3)        (1)          (3)
 Other transactions           1          -           2           7           -             -         (1)         1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease
  in accumulation units
  resulting from contract
  transactions                4        (20)        203         441        (411)         (106)      (355)      (285)      (1,125)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998         349        272       1,127       2,264         749           318      2,239        787        2,938
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         2           6           15           5             3          9          2            8
 Transfers between funds    (20)      (22)        (76)          28           9           (41)         -        (39)        (136)
 Surrenders and terminations(75)      (55)       (247)        (427)       (148)          (54)      (390)      (209)        (780)
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           3         -           -           (1)          -             2          1          1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions              (90)      (75)       (317)        (385)       (134)          (90)      (380)      (245)        (904)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1999         259       197         810        1,879         615           228      1,859        542        2,034
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units
  outstanding at
  December 31, 1997           -         -           -            -           -             -          -          -            -
Contract transactions:
 Purchase payments            2         3          15           29           5             1          5          2            8
 Transfers between funds      -         -           2            9           -             -          5          -            -
 Surrenders and terminations  -         -           -            -           -             -          -          -            -
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998           2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         6          10           71          18             1         37          3            7
 Transfers between funds      -        (2)         12           39          (9)            2         46          1            1
 Surrenders and terminations  -         -          (1)          (4)         (4)            -         (1)         -            -
 Rescissions                  -         -           -            -           -             -         (1)         -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         4          21           106          5             3          81         4            8
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units
  outstanding at
  December 31, 1999           4          7         38           144         10             4          91         6           16
------------------------------------------------------------------------------------------------------------------------------------


                                                                 26

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                  TEMPLETON
                                                                INTERNATIONAL TEMPLETON   USALLIANZ     USALLIANZ
                                                                   SMALLER     PACIFIC  VIP DIVERSIFIED VIP FIXED USALLIANZ  TOTAL
                                                                  COMPANIES    GROWTH      ASSETS        INCOME   VIP GROWTH  ALL
                                                                    FUND        FUND        FUND           FUND     FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            C>
     VALUEMARK II
Accumulation units outstanding at December 31, 1997                 173        1,251           -             -        -     43,408
Contract transactions:
 Purchase payments                                                    9           21           -             -        -      3,854
 Transfers between funds                                            (35)        (232)          -             -        -        (64)
 Surrenders and terminations                                        (33)        (217)          -             -        -     (9,965)
 Rescissions                                                          -           (1)          -             -        -        (88)
 Other transactions                                                   -           (1)          -             -        -         61
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (59)        (430)          -             -        -     (6,202)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                 114          821           -             -        -     37,206
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                    -           10           -             -        -        207
 Transfers between funds                                              8           52           -             2        -        253
 Surrenders and terminations                                        (21)        (225)          -            (2)       -     (9,640)
 Rescissions                                                          -            -           -             -        -         (3)
 Other transactions                                                   -            1           -             -        -         97
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (13)        (162)          -             -        -     (9,086)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                  101          659           -             -        -     28,120
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding at December 31, 1997                   -            -           -             -        -         -
Contract transactions:
 Purchase payments                                                    3            6           -             -        -       244
 Transfers between funds                                              -            -           -             -        -        32
 Surrenders and terminations                                          -            -           -             -        -         -
 Rescissions                                                          -            -           -             -        -         -
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                   3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                   12            1           -             -        -       456
 Transfers between funds                                            (12)           1           -             -        -       367
 Surrenders and terminations                                          -            -           -             -        -       (37)
 Rescissions                                                          -            -           -             -        -        (4)
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           -            2           -             -        -       782
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                    3            8           -             -        -     1,058
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  27
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
AIM VI GROWTH FUND
December 31,
 19991                       36          $11.084         $397         2.13+%         -           $11.083        $4           2.22+%

ALGER AMERICAN GROWTH FUND
December 31,
 19991                       36           10.922          391         2.19+          8            10.921        88           2.28+

ALGER AMERICAN LEVERAGED
  ALLCAP FUND
December 31,
 19991                       18           12.160          225         2.33+          -                 -         -           2.42+

FRANKLIN GLOBAL
  COMMUNICATIONS
  SECURITIES FUND
December 31,
 1999                     2,088           38.917       81,263         1.91          21            38.572       792           2.00
 1998                     2,843           28.308       80,480         1.90           2            28.082        54           1.99
 1997                     3,699           25.818       95,497         1.90           -                 -         -              -
 1996                     4,998           20.654      103,225         1.90           -                 -         -              -
 1995                     5,916           19.555      115,743         1.90           -                 -         -              -

FRANKLIN GLOBAL HEALTH
  CARE SECURITIES FUND
December 31,
 1999                        47            9.615          450         2.22          19             9.601       197           2.31
 19983                       26           10.610          275         2.24+          8            10.604        93           2.33+

FRANKLIN GROWTH AND
  INCOME FUND
December 31,
 1999                     3,184           26.147       83,242         1.89          74            25.891     1,929           1.98
 1998                     4,289           26.226      112,466         1.89          17            25.993       448           1.98
 1997                     4,952           24.551      121,570         1.89           -                 -         -              -
 1996                     5,070           19.490       98,821         1.90           -                 -         -              -
 1995                     4,347           17.310       75,240         1.92           -                 -         -              -

FRANKLIN HIGH INCOME FUND
December 31,
 1999                     1,276           20.900       26,674         1.94          63            20.695     1,313           2.03
 1998                     1,783           21.208       37,806         1.93          25            21.020       518           2.02
 1997                     2,110           21.312       44,963         1.93           -                 -         -              -
 1996                     2,164           19.375       41,921         1.94           -                 -         -              -
 1995                     2,076           17.252       35,808         1.96           -                 -         -              -

FRANKLIN INCOME SECURITIES
  FUND
December 31,
 1999                     2,248           24.323       54,683         1.90          56            24.084     1,318           1.99
 1998                     3,263           25.122       81,970         1.89          14            24.898       346           1.98
 1997                     3,991           25.065      100,025         1.90           -                 -         -              -
 1996                     4,519           21.708       98,109         1.90           -                 -         -              -
 1995                     4,567           19.785       90,364         1.91           -                 -         -              -

                                                                 28

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
December 31,
 1999                     1,325          $20.218      $26,784         2.17%         73            $20.152      $1,473        2.26%
 1998                     1,016           15.574       15,825         2.17          17             15.537         267        2.26
 1997                       622           13.130        8,167         2.17           -                  -           -           -
 19962                      225           11.254        2,529         2.17+          -                  -           -           -

FRANKLIN MONEY MARKET FUND
December 31,
 1999                     1,593           14.860       23,673         1.93         103            14.717        1,519        2.02
 1998                     2,168           14.386       31,188         1.85          12            14.260          166        1.94
 1997                     2,155           13.865       29,881         1.85           -                 -            -           -
 1996                     2,433           13.359       32,508         1.83           -                 -            -           -
 1995                     2,218           12.883       28,571         1.80           -                 -            -           -

FRANKLIN NATURAL RESOURCES
  SECURITIES FUND
December 31,
 1999                       268           11.092        2,983         2.06          12            10.983          132        2.15
 1998                       415            8.505        3,536         2.04           7             8.430           56        2.13
 1997                       458           11.559        5,299         2.09           -                 -            -           -
 1996                       566           14.467        8,189         2.05           -                 -            -           -
 1995                       516           14.109        7,278         2.06           -                 -            -           -

FRANKLIN REAL ESTATE FUND
December 31,
 1999                       466           21.386        9,946         1.98           4            21.176          104        2.07
 1998                       708           23.107       16,340         1.94           1            22.901           35        2.03
 1997                       942           28.169       26,532         1.94           -                 -            -           -
 1996                       859           23.668       20,335         1.97           -                 -            -           -
 1995                       794           18.073       14,344         1.99           -                 -            -           -

FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
December 31,
 1999                     2,207          18.846       41,590          2.15          73           18.712         1,353        2.24
 1998                     3,176          21.165       67,223          2.12          17           21.034           346        2.21
 1997                     3,489          20.074       70,041          2.14           -                -             -           -
 1996                     3,394          15.303       51,934          2.16           -                -             -           -
 1995                     3,182          12.498       39,770          2.18           -                -             -           -

FRANKLIN S&P 500 INDEX FUND
December 31,
 19991                       47          10.467          486          1.95+          -                -             -        2.04+

FRANKLIN SMALL CAP FUND
December 31,
 1999                       783          28.353       22,163          2.17          28           28.247           773        2.26
 1998                     1,012          14.600       14,771          2.17           9           14.558           131        2.26
 1997                       938          14.952       14,022          2.17           -                -             -           -
 19962                      416          12.913        5,369          2.17+          -                -             -           -

                                                                                                        Variable Life Prospectus  29
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
  FUND
December 31,
 1999                     2,761          $18.574       $51,251         1.91%        125          $18.394       $2,289       2.00%
 1998                     3,787           19.014        71,990         1.90          28           18.847          535       1.99
 1997                     4,844           17.947        86,937         1.90           -                -            -          -
 1996                     6,017           16.650       100,185         1.91           -                -            -          -
 1995                     5,089           16.298        82,935         1.92           -                -            -          -

FRANKLIN VALUE SECURITIES
  FUND
December 31,
 1999                        35            7.736           261         2.21          54            7.724          406       2.30
 19983                       19            7.717           143         2.52+         22            7.713          167       2.61+

FRANKLIN ZERO COUPON FUND
  - 2000
December 31,
 1999                       519           21.023        10,887         2.05          14           20.819          293       2.14
 1998                       723           20.684        14,941         1.80           2           20.502           51       1.89
 1997                     1,087           19.512        21,204         1.80           -                -            -          -
 1996                     1,358           18.475        25,085         1.80           -                -            -          -
 1995                     1,416           18.294        25,910         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2005
December 31,
 1999                       259           23.205         6,008         2.05           4           22.983           86       2.14
 1998                       349           25.003         8,739         1.80           2           24.786           50       1.89
 1997                       345           22.532         7,772         1.80           -                -            -          -
 1996                       428           20.517         8,777         1.80           -                -            -          -
 1995                       456           20.914         9,531         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2010
December 31,
 1999                       197           24.164         4,745         2.05           7           23.929          181        2.14
 1998                       272           27.920         7,588         1.80           3           27.674           93        1.89
 1997                       292           24.740         7,220         1.80           -                -            -           -
 1996                       348           21.522         7,492         1.80           -                -            -           -
 1995                       371           22.431         8,329         1.80           -                -            -           -

MUTUAL DISCOVERY SECURITIES
  FUND
December 31,
 1999                       810           13.701        11,073         2.41          38           13.662          506        2.50
 1998                     1,127           11.226        12,646         2.40          17           11.205          186        2.49
 1997                       924           11.983        11,070         2.46           -                -            -           -
 19964                       27           10.180           278         2.77+          -                -            -           -

MUTUAL SHARES SECURITIES
  FUND
December 31,
 1999                     1,879           13.237        24,866         2.19         144           13.199        1,894        2.28
 1998                     2,264           11.837        26,789         2.17          38           11.814          447        2.26
 1997                     1,823           11.993        21,858         2.20           -                -            -           -
 19964                       43           10.330           442         2.40+          -                -            -           -

                                                                 30

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING
  MARKETS EQUITY FUND
December 31,
 1999                       615          $12.188        $7,494         2.79%         10          $12.125        $135         2.88%
 1998                       749            7.993         5,983         2.81           5            7.958          45         2.90
 1997                     1,160           10.340        11,992         2.82           -                -           -            -
 1996                     1,042           11.487        11,970         2.89           -                -           -            -
 1995                       757            9.582         7,254         2.81           -                -           -            -

TEMPLETON GLOBAL ASSET
  ALLOCATION FUND
December 31,
 1999                       228           14.408         3,294         2.22           4           14.347          57         2.31
 1998                       318           13.589         4,317         2.24           1           13.543          16         2.33
 1997                       424           13.786         5,850         2.34           -                -           -            -
 1996                       300           12.514         3,759         2.26           -                -           -            -
 19955                       36           10.591           379         2.30+          -                -           -            -

TEMPLETON GLOBAL GROWTH
  FUND
December 31,
 1999                     1,859           19.466        36,188         2.28          91           19.364       1,791         2.37
 1998                     2,239           16.309        36,512         2.28          10           16.238         174         2.37
 1997                     2,594           15.176        39,364         2.28           -                -           -            -
 1996                     2,146           13.560        29,103         2.33           -                -           -            -
 1995                     1,416           11.339        16,061         2.37           -                -           -            -

TEMPLETON GLOBAL INCOME
  SECURITIES FUND
December 31,
 1999                       542           16.635         9,013         2.05           6           16.472         110         2.14
 1998                       787           17.905        14,094         2.03           2           17.746          45         2.12
 1997                     1,072           16.957        18,177         2.02           -                -           -            -
 1996                     1,354           16.781        22,719         2.01           -                -           -            -
 1995                     1,472           15.522        22,851         2.04           -                -           -            -

TEMPLETON INTERNATIONAL
  EQUITY FUND
December 31,
 1999                     2,034           23.022        46,821         2.30          16           22.858         343         2.39
 1998                     2,938           18.437        54,177         2.28           8           18.322         143         2.37
 1997                     4,063           17.711        71,965         2.29           -                -           -            -
 1996                     4,375           16.081        70,362         2.29           -                -           -            -
 1995                     4,073           13.263        54,018         2.32           -                -           -            -

TEMPLETON INTERNATIONAL
  SMALLER COMPANIES FUND
December 31,
 1999                       101           11.441         1,155         2.51           3           11.403          47         2.60
 1998                       114            9.364         1,065         2.50           3            9.342          34         2.59
 1997                       173           10.825         1,875         2.46           -                -           -            -
 19962                       65           11.145           722         2.18+          -                -           -            -

                                                                                                        Variable Life Prospectus  31
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON PACIFIC
  GROWTH FUND
December 31,
 1999                       659          $10.915        $7,191         2.48%          8          $10.838         $82         2.57%
 1998                       821            8.078         6,633         2.50           6            8.028          46         2.59
 1997                     1,251            9.431        11,793         2.43           -                -           -            -
 1996                     1,751           14.932        26,148         2.39           -                -           -            -
 1995                     1,812           13.630        24,693         2.41           -                -           -            -

USALLIANZ VIP DIVERSIFIED
  ASSETS FUND
December 31,
 19991                        -           10.170             2         2.40+          -                -           -         2.49+

USALLIANZ VIP FIXED
  INCOME FUND
December 31,
 19991                        -                -             -         2.15+          -                -           -         2.24+

USALLIANZ VIP GROWTH
  FUND
December 31,
 19991                        -                -             -         2.30+          -                -           -         2.39+

* For the year ended December 31, including the effect of the expenses of the underlying funds. + Annualized. 1 Period from November 12, 1999 (fund commencement) to December 31, 1999. 2 Period from June 10, 1996 (fund commencement) to December 31, 1996. 3 Period from August 17, 1998 (fund commencement) to December 31, 1998. 4 Period from December 2, 1996 (fund commencement) to December 31, 1996. 5 Period from August 4, 1995 (fund commencement) to December 31, 1995.









                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 1999 and 1998

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report


THE BOARD OF DIRECTORS
PREFERRED LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of income, comprehensive (loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                               KPMG LLP



February 7, 2000

                                                                                         Variable Life Prospectus  1

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

December 31, 1999 and 1998
(in thousands except share data)

ASSETS                                                                                      1999              1998
---------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at market                                                         $    47,988            38,784
   Equity securities, at market                                                              2,380             1,752
   Certificates of deposit and short-term securities                                         1,947            10,069
   Policy loans                                                                                  3                 0
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                                      52,318            50,605
Cash                                                                                         2,785             6,135
Receivables                                                                                  3,364             3,595
Reinsurance recoverables:
   Recoverable on future benefit reserves                                                      846               156
   Recoverable on unpaid claims                                                              9,815             9,545
   Receivable on paid claims                                                                 2,989             1,935
Deferred acquisition costs                                                                  22,751            33,387
Other assets                                                                                 1,824             4,805
---------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                             96,692           110,163
Separate account assets                                                                    614,649           732,046
---------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $   711,341           842,209


                                                                                       ------------------------------


                                            See accompanying  notes to financial statements.

                                                                     2

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS (CONTINUED)

December 31, 1999 and 1998
(in thousands except share data)

                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future benefit reserves:
      Life                                                                             $     2,771             1,827
      Annuity                                                                                6,546             7,716
   Policy and contract claims                                                               25,990            27,278
   Unearned premiums                                                                           652               913
   Other policyholder funds                                                                    336             3,551
   Reinsurance payable                                                                       2,148             1,497
   Deferred income taxes                                                                     6,853             9,977
   Accrued expenses and other liabilities                                                      745             3,894
   Commissions due and accrued                                                                 737               622
   Payable to parent                                                                         2,598             3,403
---------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                              49,376            60,678
   Separate account liabilities                                                            614,649           732,046
---------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                  664,025           792,724
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized, issued and outstanding            2,000             2,000
   Additional paid-in capital                                                               15,500            15,500
   Retained earnings                                                                        31,115            31,052
   Accumulated other comprehensive (loss) income                                           (1,299)               933
---------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                          47,316            49,485
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $   711,341           842,209
                                                                                       ------------------------------

                                            See accompanying  notes to financial statements.

                                                                                         Variable Life Prospectus  3

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $     4,486            7,115             8,866
   Annuity considerations                                                  11,011           12,643            12,791
   Accident and health premiums                                            23,803           21,148            22,114
---------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                     39,300           40,906            43,771
   Premiums ceded                                                          12,357           11,427            12,939
---------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                    26,943           29,479            30,832
   Investment income, net                                                   2,739            2,021             1,626
   Realized investment gains (losses)                                          58            1,003               (1)
   Other income                                                               110               62                93
---------------------------------------------------------------------------------------------------------------------
     Total revenue                                                         29,850           32,565            32,550
---------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                                  1,039            3,508             5,074
   Annuity benefits                                                           382              351               323
   Accident and health insurance benefits                                  19,462           10,579            14,709
---------------------------------------------------------------------------------------------------------------------
     Total benefits                                                        20,883           14,438            20,106
   Benefit recoveries                                                      11,242            5,770             9,200
---------------------------------------------------------------------------------------------------------------------
        Net benefits                                                        9,641            8,668            10,906
   Commissions and other agent compensation                                 4,590            7,091             8,295
   General and administrative expenses                                      4,089            4,148             4,018
   Taxes, licenses and fees                                                   840              187               654
   Change in deferred acquisition costs, net                               10,636            4,060               798
---------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                           29,796           24,154            24,671
---------------------------------------------------------------------------------------------------------------------
     Income from operations before income taxes                                54            8,411             7,879
---------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:
   Current                                                                  1,913            3,126             1,573
   Deferred                                                               (1,922)            (312)             1,029
---------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                       (9)            2,814             2,602
---------------------------------------------------------------------------------------------------------------------
     Net income                                                       $        63            5,597             5,277
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                                     4

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                            1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Net income                                                            $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income:
   Unrealized (losses) gains on fixed maturities and equity securities:
     Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of $(1,182) in 1999, $468 in 1998,
         and $403 in 1997                                                  (2,194)             869               749
     Less: Reclassification adjustment for realized gains (losses)
         included in net income, net of tax expense of $21 in 1999,
         $351 in 1998, and $0 in 1997                                          38              652               (1)
---------------------------------------------------------------------------------------------------------------------
        Total other comprehensive (loss) income                            (2,232)             217               750
---------------------------------------------------------------------------------------------------------------------
        Total comprehensive (loss) income                             $    (2,169)           5,814             6,027
                                                                      -----------------------------------------------



                                            See accompanying  notes to financial statements.


                                                                                         Variable Life Prospectus  5

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Common stock:
   Balance at beginning and end of year                               $     2,000            2,000             2,000
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
   Balance at beginning and end of year                                    15,500           15,500            15,500
---------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                            31,052           25,455            20,178
   Net income                                                                  63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                31,115           31,052            25,455
---------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive (loss) income:
     Balance at beginning of year                                             933              716              (34)
     Net unrealized (loss) gain during the year,
        net of deferred federal income taxes                              (2,232)              217               750
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (1,299)              933               716
---------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $    47,316           49,485            43,671
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.



PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities:
   Net income                                                         $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
   Adjustments  to  reconcile  net  income  to net
     cash provided  by (used  in) operating activities:
        Realized (gains) losses on investments                                (58)          (1,003)                1
        Deferred federal income tax (benefit) expense                      (1,922)            (312)            1,029
        Charges to policy account balances                                   (610)               0                 0
        Interest credited to policyholder account balances                    374               42                 0
        Change in:
          Receivables and other assets                                      1,198            5,149            (4,283)
          Deferred acquisition costs                                       10,636            4,060               798
          Future benefit reserves                                          (4,465)             829               452
          Policy and contract claims                                       (1,288)          (3,480)              847
          Unearned premiums                                                  (261)            (677)             (297)
          Other policyholder funds                                         (3,215)           2,321               551
          Reinsurance payable                                                 651             (619)              (17)
          Accrued expenses and other liabilities                           (3,149)             783               649
          Commissions due and accrued                                         115             (308)              108
          Due to parent                                                      (805)             221             2,080
        Depreciation and amortization                                         228             (275)             (110)
---------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                  (2,571)           6,731             1,808
---------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities                (2,508)          12,328             7,085
---------------------------------------------------------------------------------------------------------------------
Cash flows used in investing activities:
   Purchase of fixed maturities                                           (21,938)         (28,065)           (8,680)
   Purchase of equity securities                                           (1,343)          (2,105)                0
   Sale of fixed maturities                                                 8,735           20,414                81
   Sale of equity securities                                                1,103              553                 0
   Other investments, net                                                   8,126           (8,987)            1,859
---------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                   (5,317)         (18,190)           (6,740)
---------------------------------------------------------------------------------------------------------------------
Cash flows provided by financing activities:
   Policyholders' deposits to account balances                              4,583            6,676                 0
   Policyholders' withdrawals from account balances                         (108)                0                 0
---------------------------------------------------------------------------------------------------------------------
        Net cash provided by financing activities                           4,475            6,676                 0
---------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (3,350)             814               345
Cash at beginning of year                                                   6,135            5,321             4,976
---------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $     2,785            6,135             5,321
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                     Variable Life Prospectus  7

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1999 revenue and consideration volume, 12%, 41% and 47% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.


BASIS OF PRESENTATION
The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.


TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH INSURANCE
Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.


VARIABLE ANNUITY BUSINESS
Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.


DEFERRED ACQUISITION COSTS
Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $11,687, $8,763, and $10,147, respectively.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE BENEFIT RESERVES
Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.


INVESTMENTS
The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short term investments, which include certificates of deposit, are carried at amortized cost which approximates market.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $1,611 and $1,711, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The market values of invested assets are deemed by management to approximate their estimated fair values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.


REINSURANCE
Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


SEPARATE ACCOUNTS
Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.


INCOME TAXES
Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.


RECEIVABLES
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

                                                     Variable Life Prospectus  9

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES
In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.


ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


RECLASSIFICATIONS
Certain  1998   balances  have  been   reclassified   to  conform  to  the  1999
presentation.


(2) INVESTMENTS

Investments at December 31, 1999 consist of:

                                                                                                             AMOUNT
                                                                         AMORTIZED        ESTIMATED         SHOWN ON
                                                                           COST             FAIR             BALANCE
                                                                          OR COST           VALUE             SHEET
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Government                                                    $    37,183           35,397            35,397
   Foreign government                                                         500              471               471
   Corporate securities                                                    12,520           11,829            11,829
   Public utilities                                                           304              291               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $    50,507           47,988            47,988
---------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                     89               78                78
     Industrial and miscellaneous                                           1,771            2,302             2,302
---------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $     1,860            2,380             2,380
---------------------------------------------------------------------------------------------------------------------
Other investments:
   Short-term securities                                                    1,947          XXXXXXX             1,947
   Policy loans                                                                 3          XXXXXXX                 3
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                $    54,317          XXXXXXX            52,318
                                                                      -----------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:


                                                                           GROSS            GROSS           ESTIMATED
                                                          AMORTIZED     UNREALIZED       UNREALIZED           FAIR
                                                            COST           GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------
1999:
   U.S. Government                                     $    37,183            141            1,927            35,397
   Foreign government                                          500              0               29               471
   Corporate securities                                     12,520              0              691            11,829
   Public utilities                                            304              0               13               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 50,507            141            2,660            47,988
   Equity securities                                         1,860            772              252             2,380
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    52,367            913            2,912            50,368
---------------------------------------------------------------------------------------------------------------------
1998:
   U.S. Government                                     $    30,595          1,378              234            31,739
   Foreign government                                          499              0                3               496
   Corporate securities                                      5,227             39                3             5,263
   Mortgage backed securities                                  957             15                0               972
   Public utilities                                            304             10                0               314
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 37,582          1,442              240            38,784
   Equity securities                                         1,518            337              103             1,752
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    39,100          1,779              343            40,536
                                                       --------------------------------------------------------------

The change in unrealized gains or losses on fixed maturities was $(3,721), $100, and $1,155 for the years ended December 31, 1999, 1998 and 1997, respectively.

The change in unrealized gains from equity securities was $286 and $234 for the years ended December 31, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          AMORTIZED         ESTIMATED
                                                                                            COST           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
   Due after one year through five years                                               $   23,516             22,774
   Due after five years through ten years                                                  17,359             16,101
   Due after ten years                                                                      9,632              9,113
---------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $   50,507             47,988
                                                                                       ------------------------------

                                                    Variable Life Prospectus  11

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 1999, 1998 and 1997 were $9,838, $20,967, and $81, respectively. Gross gains of $219, $1,080, and $0 and gross losses of $161, $77, and $0 were realized on sales of available-for-sale securities in 1999, 1998 and 1997, respectively.

Major categories of net investment income for the respective years ended December 31 are:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $     2,515            1,592             1,494
   Short-term investments                                                     289              393               168
Dividends:
   Equity securities                                                           19               12                 0
Other                                                                         (9)               52                11
---------------------------------------------------------------------------------------------------------------------
     Total investment income                                                2,814            2,049             1,673

Investment expenses                                                            75               28                47
---------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $     2,739            2,021             1,626
---------------------------------------------------------------------------------------------------------------------


(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                                   1999                               1998
---------------------------------------------------------------------------------------------------------------------
                                                          CARRYING         FAIR           CARRYING            FAIR
                                                           AMOUNT          VALUE           AMOUNT             VALUE
                                                           -------         -----           -------            -----
Financial assets:
   Fixed maturities, at market
     U.S. Government                                   $    35,397         35,397           31,739            31,739
     Foreign government                                        471            471              496               496
     Corporate securities                                   11,829         11,829            5,263             5,263
     Mortgage backed securities                                  0              0              972               972
     Public utilities                                          291            291              314               314
   Equity securities                                         2,380          2,380            1,752             1,752
   Certificates of deposit and other short term securities   1,947          1,947           10,069            10,069
   Receivables                                               3,364          3,364            3,595             3,595
   Separate accounts assets                                614,649        614,649          732,046           732,046

Financial liabilities:
---------------------------------------------------------------------------------------------------------------------
   Separate account liabilities                            614,649        609,915          732,046           723,593
                                                       --------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(4) RECEIVABLES

Receivables at December 31 consist of the following:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $    2,456             2,747
Reinsurance commission receivable                                                              44               115
Other                                                                                         864               733
---------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $    3,364             3,595
                                                                                       ------------------------------

(5) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $516, $838, and $662 in 1999, 1998 and 1997, respectively, is summarized as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $6,540, $7,643, and $7,476                             $15,650           17,804            16,126
Incurred related to:
   Current year                                                            11,823           11,203            11,440
   Prior years                                                             (2,752)          (4,946)           (3,199)
---------------------------------------------------------------------------------------------------------------------
Total incurred                                                              9,071            6,257             8,241
---------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                             2,725            3,697             1,686
   Prior years                                                              6,506            4,714             4,877
---------------------------------------------------------------------------------------------------------------------
Total paid                                                                  9,231            8,411             6,563
---------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $8,006, $6,540 and $7,643                              $15,490           15,650            17,804
                                                                          -------------------------------------------


In 1999, 1998 and 1997, the provision for prior year claims and claim adjustment expenses decreased due to lower than anticipated losses related to prior years. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.

                                                    Variable Life Prospectus  13

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(6) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance recoverables at December 31, 1999 and 1998 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $1,884 and $3,043, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           PERCENTAGE
                                                           ASSUMED         CEDED                            OF AMOUNT
                                            DIRECT       FROM OTHER      TO OTHER            NET             ASSUMED
YEAR ENDED                                  AMOUNT        COMPANIES      COMPANIES         AMOUNT            TO NET
---------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $ 1,095,552               0        159,143          936,409              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            4,486               0          1,173            3,313              0.0%
   Annuities                                11,011               0              0           11,011              0.0%
   Accident and health insurance            17,074           6,729         11,184           12,619             53.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         32,571           6,729         12,357           26,943             25.0%
---------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $   856,149               0        277,168          578,981              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            7,115               0          1,568            5,547              0.0%
   Annuities                                12,643               0              0           12,643              0.0%
   Accident and health insurance            15,813           5,335          9,859           11,289             47.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         35,571           5,335         11,427           29,479             18.1%
---------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $ 1,591,244               0        484,546        1,106,698              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            8,866               0          2,450            6,416              0.0%
   Annuities                                12,791               0              0           12,791              0.0%
   Accident and health insurance            14,823           7,291         10,489           11,625             62.7%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         36,480           7,291         12,939           30,832             23.6%
                                       ------------------------------------------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(6) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:


                                                            ASSUMED                                 CEDED
---------------------------------------------------------------------------------------------------------------------
                                                      1999       1998        1997        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Life insurance in force                     $           0          0            0       1,670     1,992        2,032
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                           $           0          0            0          50        10           44
   Accident and health insurance                     1,892     1,575        1,566         628       635          841
---------------------------------------------------------------------------------------------------------------------
   Total premiums                           $        1,892     1,575        1,566         678       645          885
                                            -------------------------------------------------------------------------



(7) INCOME TAXES

INCOME TAX EXPENSE
Total income tax expenses for the years ended December 31 are as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
   Current tax expense                                                $    1,913           3,126              1,573
   Deferred tax (benefit) expense                                         (1,922)           (312)             1,029
---------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations                 (9)          2,814              2,602
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year             (1,202)            116                404
---------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                     $   (1,211)          2,930              3,006
                                                                      -----------------------------------------------


COMPONENTS OF INCOME TAX EXPENSE
Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                     $       19            2,943             2,758
Other                                                                        (28)           (129)             (156)
---------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $       (9)           2,814             2,602
                                                                      -----------------------------------------------

                                                    Variable Life Prospectus  15

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(7) INCOME TAXES (CONTINUED)

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1999 and 1998 are as follows:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Future benefit reserves                                                             $      533              1,821
   Unrealized losses on investments                                                           700                  0
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                              1,233              1,821
---------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                               5,637              9,003
   Unrealized gains on investments                                                              0                502
   Other                                                                                    2,449              2,293
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                         8,086             11,798
---------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $    6,853              9,977
                                                                                       ------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $3,149, ($1,998) and $0 in 1999, 1998 and 1997, respectively. The Company's liability for current taxes was $1,968 and $3,047 as of December 31, 1999 and 1998, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,496, $1,941, and $1,463 in 1999, 1998 and 1997, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1999 and 1998 was $630 and $356, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $35, $18, and $15 in 1999, 1998 and 1997, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1999 and 1998.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(9) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $60, $30, and $37 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $35, $18, and $59 in 1999, 1998 and 1997, respectively, toward planned contributions.


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption and expected to be effective January 1, 2001, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:


                                          STOCKHOLDER'S EQUITY                           NET INCOME
---------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $    38,136          32,866          5,351            6,891             4,292
Adjustments:
   Change in reserve basis                  (5,680)         (9,216)         3,536            2,147             2,424
   Deferred acquisition costs               22,751          33,387        (10,636)          (4,060)             (798)
   Deferred taxes                           (6,853)         (9,977)         1,922              312            (1,029)
   Nonadmitted assets                           39              75              0                0                 0
   Interest maintenance reserve                513             569            (56)             657               (19)
   Asset valuation reserve                     667             283              0                0                 0
   Liability for unauthorized reinsurers       261             239              0                0                 0
   Unrealized (losses) gains on investments (2,519)          1,202              0                0                 0
   Other                                         1              57            (54)            (350)              407
---------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         financial statements          $    47,316          49,485             63            5,597             5,277
                                       ------------------------------------------------------------------------------

                                                    Variable Life Prospectus  17

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The Company is required to meet minimum capital and surplus requirements. At December 31, 1999 and 1998, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1999, 1998 and 1997.


REGULATORY RISK BASED CAPITAL
An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                  RATIO OF TOTAL ADJUSTED CAPITAL TO
                                  AUTHORIZED CONTROL LEVEL RISK-BASED
      REGULATORY EVENT            CAPITAL (LESS THAN OR EQUAL TO)
      ----------------            -----------------------------------

    Company action level          2 (or 2.5 with negative trends)
   Regulatory action level                     1.5
  Authorized control level                      1
   Mandatory control level                     0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.


PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.


(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(12) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:


                                                   AS OF DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                               FUTURE              OTHER       PREMIUM                BENEFITS,  NET CHANGE
                                  DEFERRED    BENEFITS,            POLICY      REVENUE                 CLAIMS        IN
                                   POLICY      LOSSES,           CLAIMS AND   AND OTHER      NET     LOSSES, AND   POLICY    OTHER
                                 ACQUISITION CLAIMS AND  UNEARNED BENEFITS    CONTRACT   INVESTMENT SETTLEMENT ACQUISITION OPERATING
                                   COSTS    LOSS EXPENSE PREMIUMS  PAYABLE  CONSIDERATIONS  INCOME    EXPENSES    COSTS (A) EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
1999:
Life insurance                      $  25      2,771       156      1,499       3,313        192         411         32        923
Annuities                          22,644      6,546         0        479      11,011        904         381     10,562      2,423
Accident and health insurance          82          0       496     24,012      12,619      1,643       8,849         42      6,173
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 22,751      9,317       652     25,990      26,943      2,739       9,641     10,636      9,519
------------------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance                      $  57      1,827       246      3,424       5,547        303       2,160        165      1,518
Annuities                          33,206      7,716         0        827      12,643        243         351      3,899      6,047
Accident and health insurance         124          0       667     23,027      11,289      1,475       6,157        (4)      3,861
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 33,387      9,543       913     27,278      29,479      2,021       8,668      4,060     11,426
------------------------------------------------------------------------------------------------------------------------------------
1997:
Life insurance                     $  222      1,362       983      4,177       6,416        406       2,587         68      2,075
Annuities                          37,105        634         0        471      12,791          0         323        750      8,023
Accident and health insurance         120          0       607     26,109      11,625      1,220       7,996       (20)      2,869
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 37,447      1,996     1,590     30,757      30,832      1,626      10,906        798     12,967
                                 ---------------------------------------------------------------------------------------------------

(a) See note 1 for aggregate gross amortization.

                               PART B - VERSION B


                       STATEMENT OF ADDITIONAL INFORMATION
                               USALLIANZ ADVANTAGE
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   May 1, 2000


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019,
(800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2000, AND AS MAY BE AMENDED FROM TIME TO TIME.

TABLE OF CONTENTS
CONTENTS                                            PAGE
Insurance Company ...............................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     7
Annuity Provisions ..............................    12
Mortality and Expense Risk Guarantee ............    13
Financial Statements ............................    13



INSURANCE COMPANY
-------------------------------------------------------------------------------
Information regarding Preferred Life Insurance Company of New York ("Insurance Company") is contained in the Prospectus.

The Insurance Company is rated A++ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the financial statements of the Insurance Company as of and for the year ended December 31 1999, included in this Statement of Additional Information have been audited by KPMG LLP independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS
-------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR
-------------------------------------------------------------------------------

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) an affiliate of the Insurance Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
-------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of Purchase Payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN

From time to time, The Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will also include average annual total return figures for one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a .15% administrative charge, the operating expenses of the underlying Portfolio and any applicable contract maintenance charge and contingent deferred sales charges. The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period. The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                    P (1 + T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Insurance Company may also present performance information computed on a different basis.

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.
Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD

The USAllianz VIP Money Market Fund. The Insurance Company may advertise yield information for the USAllianz VIP Money Market Fund. The USAllianz VIP Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAllianz VIP Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

As of December 31, 1999, the USAllianz VIP Money Market Fund had not yet commenced operations. Therefore, the current and effective yield for the seven-day period ending on December 31, 1999 is not available.

Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and the contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:
                                                                    6
                            Yield = 2 [(a-b + 1) - 1]
                                       cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b  = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise any yield information for any Variable Option (other than the USAllianz VIP Money Market Fund).

PERFORMANCE RANKING

Total return may be compared to relevant indices, including U. S. domestic and international indices and data from Lipper
Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION

In  order  to  show  how  investment   performance  of  the  Portfolios  affects
Accumulation Unit values, the following performance information was developed.

The Portfolios of Franklin Templeton Variable Insurance Products Trust available under this Contract issue Class 2 shares and have a distribution plan which is referred to as a rule 12b-1 plan. Class 2 shares have Rule 12b-1 plan expenses currently equal to 0.25% per year, which will affect future performance. Fund performance for Class 2 shares reflects a "blended" figure combining (a) for periods prior to Class 2's inception on 1/6/99, historical results of Class 1 shares and (b) for periods after 1/6/99, class 2's results reflecting an additional 12b-1 fee expense which also affects future performance.

Effective May 1, 2000, the Templeton International Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton International Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton Developing Markets Equity Fund.

The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Table II represents performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Past performance does not guarantee future results.

USALLIANZ ADVANTAGE

Table I:  Total Return for the periods ended December 31, 1999                                    HYPOTHETICAL
---------------------------------------------------------------------------------------------------------------------------
                                             Portfolio
                                             Inception       One         Three        Five          Ten           Since
Variable Option                                Date         Year         Years        Years        Years        Inception
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                  5/5/93       42.49%        23.26%       23.73%           NA       20.51%
AIM V.I. Growth                                5/5/93       33.24%        30.06%       27.72%           NA       21.10%
AIM V.I. International Equity                  5/5/93       52.77%        22.34%       20.12%           NA       17.06%
AIM V.I. Value                                 5/5/93       28.00%        26.71%       25.35%           NA       21.24%
Alger American Growth                          1/9/89       31.77%        33.54%       29.00%       21.07%       21.27%
Alger American Leveraged AllCap               1/25/95       75.43%        47.61%       29.00%           NA       44.28%
Alger American MidCap Growth                   5/3/93       29.90%        23.63%       24.27%           NA       22.88%
Alger American Small Capitalization           9/21/88       41.30%        20.85%       20.83%       16.47%       19.07%
Davis VA Financial*                            7/1/99           NA            NA           NA           NA       -7.86%
Davis VA Real Estate*                          7/1/99           NA            NA           NA           NA      -11.46%
Davis VA Value*                                7/1/99           NA            NA           NA           NA        1.87%
Franklin Global Communications Securities     1/24/89       37.35%        23.40%       20.75%       12.39%       13.13%
Franklin Global Health Care Securities         5/1/98       -9.46%            NA           NA           NA       -2.41%
Franklin Growth and Income Securities         1/24/89       -0.39%        10.19%       14.52%        9.79%        9.09%
Franklin High Income                          1/24/89       -1.54%         2.47%        7.33%        7.53%        6.87%
Franklin Income Securities                    1/24/89       -3.27%         3.77%        8.12%        8.38%        8.37%
Franklin Large Cap Growth Securities           5/1/96       29.70%        21.46%           NA           NA       21.05%
Franklin Natural Resources Securities         1/24/89       30.29%        -8.56%       -4.61%       -1.08%        0.86%
Franklin Rising Dividends Securities          1/27/92      -11.04%         7.09%       13.94%           NA        8.22%
Franklin Small Cap                           11/01/95       94.03%        29.86%           NA           NA       28.30%
Franklin U.S. Government                      3/14/89       -2.40%         3.62%        5.97%        5.85%        5.80%
Franklin Value Securities                      5/1/98        0.15%            NA           NA           NA      -14.34%
JP Morgan International Opportunities          1/3/95       34.67%        13.00%           NA           NA       12.24%
JP Morgan US Disciplined Equity                1/3/95       16.78%        21.00%           NA           NA       22.79%
Mutual Discovery Securities                  11/08/96       21.93%        10.31%           NA           NA       10.43%
Mutual Shares Securities                     11/08/96       11.73%         8.52%           NA           NA        9.23%
Oppenheimer Global Securities/VA             11/12/90       56.14%        28.40%       19.87%           NA       15.05%
Oppenheimer High Income/VA                    4/30/86        2.75%         3.93%        8.61%       10.98%       10.00%
Oppenheimer Main Street Growth & Income/VA     7/5/95       19.91%        17.31%           NA           NA       23.91%
PIMCO VIT High Yield Bond                     4/30/98        0.68%            NA           NA           NA        0.88%
PIMCO VIT Stocks PLUS Growth & Income        12/31/97        9.17%            NA           NA           NA       18.30%
PIMCO VIT Total Return Bond                  12/31/97       -2.60%            NA           NA           NA        2.09%
Seligman Global Technology                    5/01/96      115.57%        50.68%           NA           NA       41.00%
Seligman Small-Cap Value                      5/01/98       33.26%            NA           NA           NA        5.59%
Templeton Developing Markets Securities       3/15/94       52.35%         1.90%        5.12%           NA        3.38%
Templeton Growth Securities                   3/15/94       19.25%        12.71%       13.69%           NA       12.07%
Templeton International Securities            1/27/92       24.76%        12.60%       13.51%           NA       10.99%
Templeton International Smaller Companies     5/01/96       22.07%         0.79%           NA           NA        3.64%
Templeton Pacific Growth Securities           1/27/92       34.99%       -10.00%       -3.23%           NA        1.02%
Van Kampen LIT Enterprise                      4/7/86       23.99%        24.35%       25.48%       15.09%       12.22%
Van Kampen LIT Growth & Income               12/23/96        5.07%        14.75%           NA           NA       14.51%

*For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

The USAllianz VIP Global Opportunities Fund and the USAllianz VIP Money Market Fund commenced operations on January 13, 2000. The Franklin Aggressive Growth Securities and Franklin Technology Securities Sub-Accounts commenced operations on May 1, 2000.

There is no performance shown for the Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts because they were first offered under the Contract on November 12, 1999.


USALLIANZ ADVANTAGE                                                                     HYPOTHETICAL
Table II:  Total Return for the periods ended December 31, 1999: With Contingent Deferred Sales Charge and Other
Charges
---------------------------------------------------------------------------------------------------------------------------
                                             Portfolio
                                             Inception       One         Three        Five          Ten           Since
Variable Option                                Date         Year         Years        Years        Years        Inception
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                  5/5/93       37.29%        22.04%       23.37%           NA       20.35%
AIM V.I. Growth                                5/5/93       28.04%        28.96%       27.40%           NA       20.94%
AIM V.I. International Equity                  5/5/93       47.57%        21.09%       19.72%           NA       16.87%
AIM V.I. Value                                 5/5/93       22.80%        25.56%       25.00%           NA       21.08%
Alger American Growth                          1/9/89       26.57%        32.50%       28.69%       21.01%       21.22%
Alger American Leveraged AllCap               1/25/95       70.23%        46.74%       28.69%           NA       44.06%
Alger American MidCap Growth                   5/3/93       24.70%        22.41%       23.92%           NA       22.73%
Alger American Small Capitalization           9/21/88       36.10%        19.58%       20.44%       16.41%       19.02%
Davis VA Financial*                            7/1/99           NA            NA           NA           NA      -13.06%
Davis VA Real Estate*                          7/1/99           NA            NA           NA           NA      -16.66%
Davis VA Value*                                7/1/99           NA            NA           NA           NA       -3.33%
Franklin Global Communications Securities     1/24/89       32.15%        22.19%       20.36%       12.31%       13.07%
Franklin Global Health Care Securities         5/1/98      -14.66%            NA           NA           NA       -5.68%
Franklin Growth and Income Securities         1/24/89       -5.59%         8.69%       14.05%        9.72%        9.01%
Franklin High Income                          1/24/89       -6.74%         0.72%        6.73%        7.46%        6.80%
Franklin Income Securities                    1/24/89       -8.47%         2.07%        7.53%        8.31%        8.30%
Franklin Large Cap Growth Securities           5/1/96       24.50%        20.20%           NA           NA       20.26%
Franklin Natural Resources Securities         1/24/89       25.09%       -10.77%       -5.56%       -1.18%        0.77%
Franklin Rising Dividends Securities          1/27/92      -16.24%         5.50%       13.47%           NA        8.14%
Franklin Small Cap                           11/01/95       88.83%        28.74%           NA           NA       27.84%
Franklin U.S. Government                      3/14/89       -7.60%         1.91%        5.34%        5.77%        5.73%
Franklin Value Securities                      5/1/98       -5.05%            NA           NA           NA      -17.91%
JP Morgan International Opportunities          1/3/95       29.47%        11.55%           NA           NA       11.72%
JP Morgan US Disciplined Equity                1/3/95       11.58%        19.74%           NA           NA       22.42%
Mutual Discovery Securities                  11/08/96       16.73%         8.80%           NA           NA        9.24%
Mutual Shares Securities                     11/08/96        6.53%         6.96%           NA           NA        8.01%
Oppenheimer Global Securities/VA             11/12/90       50.94%        27.28%       19.45%           NA       14.98%
Oppenheimer High Income/VA                    4/30/86       -2.45%         2.23%        8.04%       10.93%        9.94%
Oppenheimer Main Street Growth & Income/VA     7/5/95       14.71%        15.98%           NA           NA       23.49%
PIMCO VIT High Yield Bond                     4/30/98       -4.52%            NA           NA           NA       -2.31%
PIMCO VIT Stocks PLUS Growth & Income        12/31/97        3.97%            NA           NA           NA       16.03%
PIMCO VIT Total Return Bond                  12/31/97       -7.80%            NA           NA           NA       -0.54%
Seligman Global Technology                    5/01/96      110.37%        49.84%           NA           NA       40.43%
Seligman Small-Cap Value                      5/01/98       28.06%            NA           NA           NA        2.50%
Templeton Developing Markets Securities       3/15/94       47.15%         0.11%        4.45%           NA        2.89%
Templeton Growth Securities                   3/15/94       14.05%        11.26%       13.20%           NA       11.73%
Templeton International Securities            1/27/92       19.56%        11.15%       13.02%           NA       10.91%
Templeton International Smaller Companies     5/01/96       16.87%        -1.03%           NA           NA        2.47%
Templeton Pacific Growth Securities           1/27/92       29.79%       -12.30%       -4.13%           NA        0.93%
Van Kampen LIT Enterprise                      4/7/86       18.79%        23.16%       25.14%       15.02%       12.14%
Van Kampen LIT Growth & Income               12/23/96       -0.13%        13.36%           NA           NA       13.34%

*For funds which have existed less than one year, non-standard cumulative total returns since inception are shown.

The USAllianz VIP Global Opportunities Fund and the USAllianz VIP Money Market Fund commenced operations on January 13, 2000. The Franklin Aggressive Growth Securities and Franklin Technology Securities Sub-Accounts commenced operations on May 1, 2000.

There is no performance shown for the Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts because they were first offered under the Contract on November 12, 1999..

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.



FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE INSURANCE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE INSURANCE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE INSURANCE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS. GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER
THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered are designed to be suitable for use under various types of Qualified Plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 , on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals-Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES -
WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and joint annuitant where allowed.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Portfolio(s).

ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:
The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.

MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of the Insurance Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 are also included herein.











                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 1999

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT


The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:



We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.





                                           KPMG LLP





Minneapolis, Minnesota
February 4, 2000

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
December 31, 1999
(In thousands)
                                                               ALGER      ALGER      FRANKLIN GLOBAL FRANKLIN     FRANKLIN  FRANKLIN
                                                     AIM     AMERICAN   AMERICAN     COMMUNICATIONS GLOBAL HEALTH GROWTH AND  HIGH
                                                  VI GROWTH   GROWTH LEVERAGED ALLCAP  SECURITIES  CARE SECURITIES INCOME    INCOME
                                                     FUND      FUND       FUND             FUND        FUND         FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM VI Growth Fund,
   12 shares, cost $389                             $401          -          -                 -           -            -         -
  Alger American Growth Fund,
   7 shares, cost $459                                 -        479          -                 -           -            -         -
  Alger American Leveraged AllCap Fund,
   4 shares, cost $221                                 -          -        225                 -           -            -         -
  Franklin Global Communications Securities Fund,
   3,303 shares, cost $56,564                          -          -          -            82,114           -            -         -
  Franklin Global Health Care Securities Fund,
   66 shares, cost $612                                -          -          -                 -         652            -         -
  Franklin Growth and Income Fund,
   4,791 shares, cost $79,903                          -          -          -                 -           -       85,186         -
  Franklin High Income Fund,
   2,839 shares, cost $36,092                          -          -          -                 -           -            -    27,996
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  401        479        225            82,114         652       85,186    27,996
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      -          -          -              (23)           3            3        3
 Accrued mortality and expense risk charges
   - Valuemark IV                                      -          -          -                5            2            5        5
 Accrued administrative charges - Valuemark II         -          -          -               (3)           -            1        -
 Accrued administrative charges - Valuemark IV         -          -          -                1            -            1        1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               -          -          -              (20)           5           10        9
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $401        479        225            82,134         647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     397        391        225            81,263         450       83,242    26,674
 Contracts in accumulation period - Valuemark IV       4         88          -               792         197        1,929     1,313
 Contracts in annuity payment period (note 2)          -          -          -                79           -            5         -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $401        479        225             82,134        647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE  FRANKLIN   FRANKLIN     FRANKLIN   FRANKLIN      FRANKLIN
                                                   INCOME   CAP GROWTH      MONEY  NATURAL RESOURCES REAL  RISING DIVIDENDS S&P 500
                                                 SECURITIES  SECURITIES     MARKET   SECURITIES     ESTATE    SECURITIES     INDEX
                                                    FUND        FUND         FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Income Securities Fund,
   3,816 shares, cost $59,166                       $56,057          -            -         -             -           -          -
  Franklin Large Cap Growth Securities Fund,
   1,341 shares, cost $20,060                             -     28,266            -         -             -           -          -
  Franklin Money Market Fund,
   25,200 shares, cost $25,200                            -          -       25,200         -             -           -          -
  Franklin Natural Resources Securities Fund,
   285 shares, cost $3,684                                -          -            -     3,120             -           -          -
  Franklin Real Estate Fund,
   674 shares, cost $12,103                               -          -            -         -        10,053           -          -
  Franklin Rising Dividends Securities Fund,
   3,159 shares, cost $43,788                             -          -            -         -             -      42,990          -
  Franklin S&P 500 Index Fund,
   46 shares, cost $477                                   -          -            -         -             -           -        487
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  56,057     28,266       25,200     3,120        10,053      42,990        487
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                         4          3            2         3             2           4          1
 Accrued mortality and expense risk charges
   - Valuemark IV                                         5          5            5         2             1           5          -
 Accrued administrative charges - Valuemark II            1          -            -         -             -           1          -
 Accrued administrative charges - Valuemark IV            1          1            1         -             -           1          -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                 11          9            8         5             3          11          1
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     54,683     26,784        23,673    2,983         9,946      41,590        486
 Contracts in accumulation period - Valuemark IV      1,318      1,473         1,519      132           104       1,353          -
 Contracts in annuity payment period (note 2)            45          -             -        -             -          36          -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                          FRANKLIN  FRANKLIN                                          MUTUAL
                                                FRANKLIN     U.S.     VALUE     FRANKLIN     FRANKLIN    FRANKLIN    DISCOVERY
                                               SMALL CAP GOVERNMENT SECURITIES ZERO COUPON  ZERO COUPON ZERO COUPON SECURITIES
                                                  FUND      FUND      FUND     FUND - 2000  FUND - 2005 FUND - 2010    FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Small Cap Fund,
   854 shares, cost $12,635                      $22,945        -        -           -            -           -             -
  Franklin U.S. Government Fund,
   4,546 shares, cost $60,110                          -   53,550        -           -            -           -             -
  Franklin Value Securities Fund,
   85 shares, cost $653                                -        -      674           -            -           -             -
  Franklin Zero Coupon Fund - 2000
   890 shares, cost $12,651                            -        -        -      11,186            -           -             -
  Franklin Zero Coupon Fund - 2005
   420 shares, cost $6,589                             -        -        -           -        6,098           -             -
  Franklin Zero Coupon Fund - 2010
   349 shares, cost $5,685                             -        -        -           -            -       4,932             -
  Mutual Discovery Securities Fund
   854 shares, cost $10,083                            -        -        -           -            -           -        11,587
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                               22,945    53,550      674     11,186        6,098       4,932        11,587
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      3         3        1          3            3           4             2
 Accrued mortality and expense risk charges
   - Valuemark IV                                      5         5        5          3            1           2             5
 Accrued administrative charges - Valuemark II         -         1        -          -            -           -             -
 Accrued administrative charges - Valuemark IV         1         1        1          -            -           -             1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               9        10        7          6            4           6             8
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                 $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                  22,163   51,251      261     10,887        6,008       4,745         11,073
 Contracts in accumulation period
   - Valuemark IV                                     773    2,289      406        293           86         181            506
 Contracts in annuity payment period (note 2)           -        -        -          -            -           -              -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity              $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 4

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                                                          TEMPLETON
                                                 MUTUAL      TEMPLETON   TEMPLETON  TEMPLETON  TEMPLETON    TEMPLETON  INTERNATIONAL
                                                 SHARES     DEVELOPING  GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL   SMALLER
                                               SECURITIES MARKETS EQUITY ALLOCATION  GROWTH  SECURITIES        EQUITY     COMPANIES
                                                  FUND         FUND         FUND      FUND       FUND           FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Shares Securities Fund,
   2,023 shares, cost $23,843                   $26,768          -             -           -          -            -            -
  Templeton Developing Markets Equity Fund,
   728 shares, cost $7,353                            -      7,632             -           -          -            -            -
  Templeton Global Asset Allocation Fund,
   284 shares, cost $3,485                            -          -         3,355           -          -            -            -
  Templeton Global Growth Fund,
   2,430 shares, cost $31,938                         -          -             -      37,987          -            -            -
  Templeton Global Income Securities Fund,
   824 shares, cost $10,459                           -          -             -           -      9,127            -            -
  Templeton International Equity Fund,
   2,628 shares, cost $37,268                         -          -             -           -          -       47,173            -
  Templeton International Smaller Companies Fund,
   109 shares, cost $1,211                            -          -             -           -          -            -        1,206
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                              26,768      7,632         3,355      37,987      9,127       47,173        1,206
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                     2          2             3           2          3            2            3
 Accrued mortality and expense risk charges
   - Valuemark IV                                     5          1             1           5          1            5            1
 Accrued administrative charges
   - Valuemark II                                     -          -             -           -          -            1            -
 Accrued administrative charges
   - Valuemark IV                                     1          -             -           1          -            1            -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                              8          3             4           8          4            9            4
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                               $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                24,866      7,494         3,294      36,188      9,013       46,821        1,155
 Contracts in accumulation period
   - Valuemark IV                                 1,894        135            57       1,791        110          343           47
 Contracts in annuity payment period (note 2)         -          -             -           -          -            -            -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity            $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  5
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                      USALLIANZ     USALLIANZ
                                                                       TEMPLETON   VIP DIVERSIFIED  VIP FIXED   USALLIANZ   TOTAL
                                                                    PACIFIC GROWTH      ASSETS       INCOME    VIP GROWTH    ALL
                                                                         FUND            FUND         FUND        FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   715 shares, cost $7,735                                              $7,286             -            -         -
  USAllianz VIP Diversified Assets Fund,
   0 shares, cost $2                                                         -             2            -         -
  USAllianz VIP Fixed Income Fund,
   0 shares, cost $0                                                         -             -            -         -
  USAllianz VIP Growth Fund,
   0 shares, cost $0                                                         -             -            -         -
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                     7,286             2            -         -       614,734
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                   3             -            -         -            44
 Accrued mortality and expense risk charges - Valuemark IV                   1             -            -         -            86
 Accrued administrative charges - Valuemark II                               -             -            -         -             2
 Accrued administrative charges - Valuemark IV                               -             -            -         -            14
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                    4             -            -         -           146
------------------------------------------------------------------------------------------------------------------------------------
        Net assets                                                      $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                         7,191             2            -         -       595,199
 Contracts in accumulation period - Valuemark IV                            82             -            -         -        19,215
 Contracts in annuity payment period (note 2)                                9             -            -         -           174
------------------------------------------------------------------------------------------------------------------------------------
        Total contract owners' equity                                   $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 6

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations
For the year ended December 31, 1999
(In thousands)
                                                                        ALGER     FRANKLIN GLOBAL    FRANKLIN   FRANKLIN
                                             AIM VI       ALGER        AMERICAN    COMMUNICATIONS GLOBAL HEALTH GROWTH AND FRANKLIN
                                             GROWTH AMERICAN GROWTH LEVERAGED ALLCAP SECURITIES  CARE SECURITIES INCOME  HIGH INCOME
                                              FUND        FUND           FUND           FUND           FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $1          -               -            2,766            2        3,782      7,537
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                               -          -               -              905            6        1,243        406
 Mortality and expense risk charges
   - Valuemark IV                               -          -               -                5            2           18         14
 Administrative charges - Valuemark II          -          -               -              109            1          149         49
 Administrative charges - Valuemark IV          -          -               -                1            -            2          2
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  -          -               -            1,020            9        1,412        471
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   1          -               -            1,746           (7)       2,370      7,066
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on
   mutual funds                                 9          -               -            6,699            -       10,544      1,093
 Realized gains (losses) on sales of
   investments, net                             -          -               9            4,362          (69)       5,107     (1,077)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     9          -               9           11,061          (69)      15,651         16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                13         20               4           10,895            6      (17,772)    (7,480)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
    net                                        22         20              13           21,956          (63)      (2,121)    (7,464)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                 $23         20              13           23,702          (70)         249       (398)
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  7
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE        FRANKLIN NATURAL FRANKLIN   FRANKLIN     FRANKLIN
                                                   INCOME   CAP GROWTH   FRANKLIN   RESOURCES       REAL RISING DIVIDENDS  S&P 500
                                                 SECURITIES SECURITIES MONEY MARKET SECURITIES     ESTATE   SECURITIES      INDEX
                                                    FUND       FUND        FUND        FUND         FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $5,787        103       1,288         49          1,091        882           -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   847        281         340         41            158        671           -
 Mortality and expense risk charges - Valuemark IV    14         14           9          2              1         13           -
 Administrative charges - Valuemark II               102         34          41          5             19         81           -
 Administrative charges - Valuemark IV                 2          2           1          -              -          1           -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       965        331         391         48            178        766           -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      4,822      (228)         897          1            913        116           -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                           2,074          -          -           -          1,511      8,832           -
 Realized gains (losses) on sales of investments,
   net                                               847      1,016          -        (770)          (77)      3,058           -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        2,921      1,016          -        (770)         1,434     11,890           -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                  (9,842)      5,588          -        1,633       (3,300)    (18,289)         10
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                           (6,921)      6,604          -          863       (1,866)     (6,399)         10
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                   $(2,099)      6,376        897          864         (953)     (6,283)         10
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 8
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                            FRANKLIN   FRANKLIN  FRANKLIN    FRANKLIN    FRANKLIN     MUTUAL
                                                 FRANKLIN     U.S.       VALUE  ZERO COUPON ZERO COUPON ZERO COUPON DISCOVERY
                                                 SMALL CAP GOVERNMENT SECURITIES  - 2000      - 2005      - 2010    SECURITIES
                                                   FUND       FUND       FUND      FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $68      8,634          1     1,969        859         716         332
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   186        770          3       162         92          76         140
 Mortality and expense risk charges - Valuemark IV     7         20          4         3          1           2           5
 Administrative charges - Valuemark II                22         92          -        19         11           9          17
 Administrative charges - Valuemark IV                 1          2          -         -          -           -           1
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       216        884          7       184        104          87         163
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (148)      7,750        (6)     1,785        755         629         169
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                      10          -          -       288         44         176           -
 Realized gains (losses) on sales
 of investments, net                                 478       (66)          4      (65)        106          43          40
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                 488       (66)          4       223        150         219          40
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                     10,634    (9,210)          8   (1,804)    (1,492)     (1,784)       2,050
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net               11,122    (9,276)         12   (1,581)    (1,342)     (1,565)       2,090
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                          $10,974    (1,526)          6       204      (587)       (936)       2,259
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                         Variable Life Prospectus  9
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                                                         TEMPLETON
                                             MUTUAL      TEMPLETON    TEMPLETON                TEMPLETON    TEMPLETON  INTERNATIONAL
                                             SHARES     DEVELOPING  GLOBAL ASSET TEMPLETON   GLOBAL INCOME INTERNATIONAL  SMALLER
                                           SECURITIES MARKETS EQUITY ALLOCATION GLOBAL GROWTH SECURITIES      EQUITY     COMPANIES
                                              FUND         FUND         FUND        FUND         FUND          FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $700          137         266         809           942         2,804         32
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                              324           84          48         443           144           605         14
 Mortality and expense risk charges
   - Valuemark IV                               17            1           1          13             1             4          1
 Administrative charges - Valuemark II          39           10           6          53            17            73          2
 Administrative charges - Valuemark IV           2            -           -           1             -             -          -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 382           95          55         510           162           682         17
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                  318           42         211         299           780         2,122         15
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                 -           -          266       3,913             -         1,450          -
 Realized gains (losses) on sales
 of investments, net                           546        (656)         (30)      1,046         (290)         2,715        (47)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                           546        (656)         236       4,959         (290)         4,165        (47)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                2,130        3,346        (253)      1,167       (1,395)         4,247        245
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net          2,676        2,690         (17)      6,126       (1,685)         8,412        198
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     $2,994        2,732         194       6,425         (905)        10,534        213
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                10
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                   USALLIANZ     USALLIANZ
                                                                      TEMPLETON  VIP DIVERSIFIED VIP FIXED  USALLIANZ   TOTAL
                                                                   PACIFIC GROWTH   ASSETS        INCOME   VIP GROWTH    ALL
                                                                        FUND         FUND          FUND       FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares                                      $71         -            -           -      41,628
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                          90         -            -           -       8,079
 Mortality and expense risk charges - Valuemark IV                           1         -            -           -         173
 Administrative charges - Valuemark II                                      11         -            -           -         971
 Administrative charges - Valuemark IV                                       -         -            -           -          18
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                             102         -            -           -       9,241
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                             (31)         -            -           -      32,387
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                                            -         -            -           -      36,909
 Realized gains (losses) on sales
  of investments, net                                                  (2,409)         -            -         (2)      13,819
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                                   (2,409)         -            -         (2)      50,728
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                                            4,586         -            -           -     (26,039)
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net                                      2,177         -            -         (2)      24,689
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                                                 $2,146         -            -         (2)      57,076
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  11
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets
For the years ended December 31, 1999 and 1998 (In thousands)
                                                                                                        FRANKLIN GLOBAL
                                               AIM VI           ALGER AMERICAN      ALGER AMERICAN      COMMUNICATIONS
                                             GROWTH FUND          GROWTH FUND    LEVERAGED ALLCAP FUND  SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $1        -           -       -           -        -       1,746   2,287
  Realized gains (losses) on investments, net  9        -           -       -           9        -      11,061   9,083
  Net change in unrealized appreciation
   (depreciation) on investments              13        -          20       -           4        -      10,895  (3,678)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              23        -          20       -          13        -      23,702   7,692
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            -        -           -       -           -        -         218   1,613
  Transfers between funds                    396        -         394       -         212        -        (724) (1,689)
  Surrenders and terminations                (22)       -         (22)      -           -        -     (22,559)(22,589)
  Rescissions                                  -        -           -       -           -        -          (8)   (109)
  Other transactions (note 2)                  -        -           -       -           -        -         403      64
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 374        -         372       -         212        -     (22,670)(22,710)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                            -        -           -       -           -        -         504      44
  Transfers between funds                      4        -          87       -           -        -         131      11
  Surrenders and terminations                  -        -           -       -           -        -         (64)     -
  Rescissions                                  -        -           -       -           -        -          (3)     -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   4        -          87       -           -        -         568      55
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            401        -         479       -         225        -       1,600 (14,963)
Net assets at beginning of year                -        -           -       -           -        -      80,534  95,497
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $401        -         479       -         225        -      82,134  80,534
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 12
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                     FRANKLIN GLOBAL HEALTH CARE FRANKLIN GROWTH AND  FRANKLIN HIGH      FRANKLIN INCOME
                                           SECURITIES FUND         INCOME FUND         INCOME FUND       SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $(7)       -       2,370   2,168       7,066    3,336       4,822   5,905
  Realized gains (losses) on investments,
    net                                      (69)       1      15,651  13,649          16      314       2,921   3,814
  Net change in unrealized appreciation
   (depreciation) on investments               6       35     (17,772) (8,207)     (7,480)  (3,777)     (9,842) (9,694)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             (70)      36         249   7,610        (398)    (127)     (2,099)     25
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            8        1         579   7,159         129    5,061         307   5,484
  Transfers between funds                    376      250        (752)  2,872      (2,280)    (862)     (4,554) (3,061)
  Surrenders and terminations               (158)       -     (29,750)(26,820)     (8,653) (11,159)    (21,120)(20,428)
  Rescissions                                  -        -           -    (167)         (6)     (67)          -    (109)
  Other transactions (note 2)                  -        -         436     253          51       13         190      29
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 226      251     (29,487)(16,703)    (10,759)  (7,014)    (25,177)(18,085)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          348       77         601     347         366      412         558     257
  Transfers between funds                   (212)       4         983      92         506       91         485      94
  Surrenders and terminations                (13)       -         (88)     (1)        (52)      (1)        (37)     -
  Rescissions                                  -        -           -      (1)          -        -           -      -
  Other transactions (note 2)                  -        -           4       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 123       81       1,500     437         820      502       1,006     351
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            279      368     (27,738) (8,656)    (10,337)  (6,639)    (26,270)(17,709)
Net assets at beginning of year              368        -     112,914 121,570      38,324   44,963      82,316 100,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $647      368      85,176 112,914      27,987   38,324      56,046  82,316
------------------------------------------------------------------------------------------------------------------------------------

                                           See  accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  13
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                          FRANKLIN LARGE CAP       FRANKLIN    FRANKLIN NATURAL RESOURCES   FRANKLIN
                                        GROWTH SECURITIES FUND MONEY MARKET FUND     SECURITIES FUND    REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (228)    (125)        897   1,127           1        4         913     609
  Realized gains (losses) on investments,
   net                                     1,016      287           -       -       (770)     (613)      1,434   1,784
  Net change in unrealized appreciation
   (depreciation) on investments           5,588    1,864           -       -       1,633     (747)     (3,300) (6,791)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,376    2,026         897   1,127         864   (1,356)       (953) (4,398)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          360    2,983         393   9,399          12      685          34   1,188
  Transfers between funds                 11,623    4,392       4,341   6,983        (210)    (306)     (2,005) (1,790)
  Surrenders and terminations             (7,116)  (1,877)    (13,569)(15,831)     (1,193)    (787)     (3,480) (5,162)
  Rescissions                                  -      (17)        (39)   (392)          -        -           -     (20)
  Other transactions (note 2)                  5      180         484      22          (1)       1           2     (10)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II               4,872    5,661      (8,390)    181      (1,392)    (407)     (5,449) (5,794)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          656      206          92     269          61       56          53      30
  Transfers between funds                    338       32       1,256    (104)         (8)       -          24       5
  Surrenders and terminations                (50)       -         (17)      -          (2)       -           -       -
  Rescissions                                (27)       -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 917      238       1,331     165          51       56          77      35
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         12,165    7,925      (6,162)  1,473        (477)  (1,707)     (6,325)(10,157)
Net assets at beginning of year           16,092    8,167      31,354  29,881       3,592    5,299      16,375  26,532
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $28,257   16,092      25,192  31,354       3,115    3,592      10,050  16,375
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 14
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN RISING          FRANKLIN            FRANKLIN            FRANKLIN
                                       DIVIDENDS SECURITIES FUND S&P 500 INDEX FUND   SMALL CAP FUND   U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  116     (213)          -       -        (148)    (199)      7,750   4,461
  Realized gains (losses) on investments,
   net                                    11,890   12,765           -       -         488      935         (66)    895
  Net change in unrealized appreciation
   depreciation) on investments          (18,289)  (9,268)         10       -      10,634   (1,359)     (9,210)   (812)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (6,283)   3,284          10       -      10,974     (623)     (1,526)  4,544
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          304    7,196           -                 100    2,596         406   3,571
  Transfers between funds                 (3,108)   2,318         521                 962    1,577      (1,792)   (301)
  Surrenders and terminations            (16,637) (15,723)        (45)             (4,320)  (2,847)    (17,946)(22,669)
  Rescissions                                  -     (104)          -                   -      (25)         (2)   (118)
  Other transactions (note 2)                 11      230           -                  10       91          88      31
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (19,430)  (6,083)        476       -      (3,248)   1,392     (19,246)(19,486)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          778      269           -                 627      106         498     492
  Transfers between funds                    419       58           -                (297)       6       1,403      41
  Surrenders and terminations                (74)       -           -                 (22)      (1)        (97)     -
  Rescissions                                 (3)       -           -                   -        -         (21)     (3)
  Other transactions (note 2)                  3        -           -                   -        -           4      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,123      327           -       -         308      111       1,787     530
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (24,590)  (2,472)        486       -       8,034      880     (18,985)(14,412)
Net assets at beginning of year           67,569   70,041           -       -      14,902   14,022      72,525  86,937
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $42,979   67,569         486       -      22,936   14,902      53,540  72,525
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  15
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN VALUE  FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON-
                                            SECURITIES FUND        2000 FUND            2005 FUND           2010 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (6)       -       1,785   1,120         755      390         629     327
  Realized gains (losses) on investments, net  4        2         223     502         150      315         219     535
  Net change in unrealized appreciation
   (depreciation) on investments               8       14      (1,804)   (584)     (1,492)     146      (1,784)     23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               6       16         204   1,038        (587)     851        (936)    885
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            7       21          35     345          40    1,287          55     873
  Transfers between funds                    116      115        (565)   (941)       (466)     727        (572)    381
  Surrenders and terminations                 (9)       -      (3,878) (6,689)     (1,788)  (1,750)     (1,422) (1,759)
  Rescissions                                  -        -           -     (10)          -     (180)          -      (7)
  Other transactions (note 2)                  -        -         152      (7)         65       31           9      (4)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 114      136      (4,256) (7,302)     (2,149)     115      (1,930)   (516)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           72      124          34      27          37       47         157      92
  Transfers between funds                    183       34         208      25           9        4         (40)      -
  Surrenders and terminations                (18)       -          (2)      -          (5)       -          (8)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 237      158         240      52          41       51         111      92
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            357      310      (3,812) (6,212)     (2,695)   1,017      (2,755)    461
Net assets at beginning of year              310        -      14,992  21,204       8,789    7,772       7,681   7,220
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $667      310      11,180  14,992       6,094    8,789       4,926   7,681
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 16
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           MUTUAL DISCOVERY      MUTUAL SHARES   TEMPLETON DEVELOPING   TEMPLETON GLOBAL
                                            SECURITIES FUND     SECURITIES FUND   MARKETS EQUITY FUND ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  169       (3)        318     (83)         42      161         211     114
  Realized gains (losses) on investments,
   net                                        40        64        546     303        (656)    (440)        236     370
  Net change in unrealized appreciation
   (depreciation) on investments           2,050   (1,320)      2,130    (929)      3,346   (2,104)       (253)   (572)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,259   (1,259)      2,994    (709)      2,732   (2,383)        194     (88)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           72    3,318         193   6,717          49      560          39     667
  Transfers between funds                   (869)   1,746         424   4,383         170   (2,638)       (552) (1,307)
  Surrenders and terminations             (2,956)  (2,175)     (5,418) (5,431)     (1,407)  (1,536)       (733)   (791)
  Rescissions                                  -      (57)         (4)    (84)          -       (5)          -     (13)
  Other transactions (note 2)                 (4)      18          (7)     84           1       (3)         31      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (3,757)   2,850      (4,812)  5,669      (1,187)  (3,622)     (1,215) (1,444)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          113      153         906     311         185       41          15      13
  Transfers between funds                    142       18         490     107         (94)       -          25       2
  Surrenders and terminations                (10)       -         (54)      -         (35)       -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           4       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 245      171       1,342     418          56       41          39      15
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,253)   1,762        (476)  5,378       1,601   (5,964)       (982) (1,517)
Net assets at beginning of year           12,832   11,070      27,236  21,858       6,028   11,992       4,333   5,850
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $11,579   12,832      26,760  27,236       7,629    6,028       3,351   4,333
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  17
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON GLOBAL TEMPLETON GLOBAL INCOME TEMPLETON INTERNATIONAL TEMPLETON INTERNATIONAL
                                              GROWTH FUND       SECURITIES FUND         EQUITY FUND         SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998         1999     1998              1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  299      476         780     955         2,122    1,102                15      15
  Realized gains (losses) on investments,
   net                                     4,959    4,755        (290)     (2)        4,165    7,567               (47)    (33)
  Net change in unrealized appreciation
   (depreciation) on investments           1,167   (2,835)     (1,395)   (103)        4,247   (5,800)              245    (190)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,425    2,396        (905)    850        10,534    2,869               213    (208)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          164    3,461          31     547           145    1,430                 4     103
  Transfers between funds                     33   (2,518)       (679) (1,413)       (2,577)  (7,532)               99    (348)
  Surrenders and terminations             (6,764)  (6,107)     (3,553) (4,077)      (15,456) (14,571)             (217)   (357)
  Rescissions                                  -      (56)          -     (15)           (2)     (58)                -       -
  Other transactions (note 2)                 13      (20)         18      25            67       82                (1)      1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (6,554)  (5,240)     (4,183) (4,933)      (17,823) (20,649)             (115)   (601)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          642       81          58      41           136      127               132      31
  Transfers between funds                    805       85          15       4            10        8              (127)      2
  Surrenders and terminations                (18)       -          (1)      -            (4)       -                 -       -
  Rescissions                                 (9)       -           -       -            (9)       -                 -       -
  Other transactions (note 2)                  2        -           -       -             -        -                 -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,422      166          72      45           133      135                 5      33
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,293   (2,678)     (5,016) (4,038)       (7,156) (17,645)              103    (776)
Net assets at beginning of year           36,686   39,364      14,139  18,177        54,320   71,965             1,099   1,875
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $37,979   36,686       9,123  14,139        47,164   54,320             1,202   1,099
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 18
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON PACIFIC     USALLIANZ VIP        USALLIANZ VIP       USALLIANZ VIP
                                              GROWTH FUND   DIVERSIFIED ASSETS FUND FIXED INCOME FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ (31)     254           -       -           -        -           -      -
  Realized gains (losses) on investments,
   net                                    (2,409)  (3,085)          -       -           -        -          (2)     -
  Net change in unrealized appreciation
   (depreciation) on investments           4,586      987           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,146   (1,844)          -       -           -        -          (2)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II
   (note 4):
  Purchase payments                          102      182           -       -           -        -           -      -
  Transfers between funds                    479   (1,806)          2       -          22        -           2      -
  Surrenders and terminations             (2,143)  (1,677)          -       -         (22)       -           -      -
  Rescissions                                  -       (5)          -       -           -        -           -      -
  Other transactions (note 2)                  5       (5)          -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,557)  (3,311)          2       -           -        -           2      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV
   (note 4):
  Purchase payments                            8       44           -       -           -        -           -      -
  Transfers between funds                      6       (3)          -       -           -        -           -      -
  Surrenders and terminations                  -        -           -       -           -        -           -      -
  Rescissions                                  -        -           -       -           -        -           -      -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  14       41           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            603   (5,114)          2       -           -        -           -      -
Net assets at beginning of year            6,679   11,793           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,282    6,679           2       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  19
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                                                                                         TOTAL ALL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                                       $ 32,387     24,188
  Realized gains (losses) on investments, net                                                           50,728     53,767
  Net change in unrealized appreciation
   (depreciation) on investments                                                                       (26,039)   (55,701)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                                                        57,076     22,254
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                                      3,786     66,447
  Transfers between funds                                                                               (1,533)      (768)
  Surrenders and terminations                                                                         (192,356)  (192,812)
  Rescissions                                                                                              (61)    (1,618)
  Other transactions (note 2)                                                                            2,028      1,106
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                                                                          (188,136)  (127,645)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                                      7,637      3,697
  Transfers between funds                                                                                6,751        616
  Surrenders and terminations                                                                             (676)        (3)
  Rescissions                                                                                              (72)        (4)
  Other transactions (note 2)                                                                               19          -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                                                            13,659      4,306
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                     (117,401)  (101,085)
Net assets at beginning of year                                                                        731,989    833,074
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                             $614,588    731,989
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26,
1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger
American Fund,  Franklin  Templeton Variable Insurance Products Trust (formerly,
Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
------------------------------------------------------------------------------------------
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund                 Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund                   Templeton Global Advisors Limited
Templeton Global Growth Fund                             Templeton Global Advisors Limited
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton International Equity Fund                      Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                            Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.



                                                                                                        Variable Life Prospectus  21
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American
Fund,  Franklin  Templeton  Variable Insurance Products Trust, and the USAllianz
Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account  investment  option and a Dollar Cost  Averaging  Fixed
Account  investment  option are available to deferred  annuity  contract owners.
These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed
Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care  Securities  Fund and Franklin Value  Securities
Fund were added as available  investment options on August 17, 1998. On November
12, 1999,  the AIM VI Growth Fund,  Alger American  Growth Fund,  Alger American
Leveraged  AllCap Fund,  Franklin S&P 500 Index Fund,  USAllianz VIP Diversified
Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                      Effective Date
----------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund      November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund            November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund  November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund              December 15, 1999


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1999 and 1998 were $443,591 and $487,077, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

 A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                Contingent Deferred Sales Charge
Payment                    Valuemark II     Valuemark IV
-----------------------------------------------------------
0-1                        5%               6%
1-2                        5%               6%
2-3                        4%               6%
3-4                        3%               5%
4-5                        1.5%             4%
5-6                        0%               3%
6-7                        0%               2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $961,794 and $941,938, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 1999 and 1998 were $4,250 and $1,945, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts were $5,218,108 for the year ended December 31, 1999. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


                                                                                                        Variable Life Prospectus  23

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the years ended December 31, 1999 and 1998 were as follows:

                                                   ALGER      FRANKLIN      FRANKLIN
                                          ALGER  AMERICAN      GLOBAL        GLOBAL     FRANKLIN             FRANKLIN FRANKLIN LARGE
                                   AIM   AMERICAN LEVERAGED COMMUNICATIONS   HEALTH     GROWTH &  FRANKLIN     INCOME   CAP GROWTH
                                VI GROWTH GROWTH   ALLCAP    SECURITIES  CARE SECURITIES INCOME  HIGH INCOME SECURITIES SECURITIES
                                  FUND     FUND     FUND        FUND          FUND        FUND      FUND        FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997              -        -         -        3,699             -       4,952     2,110      3,991       622
Contract transactions:
 Purchase payments                  -        -         -           61             -         281       233        219       215
 Transfers between funds            -        -         -          (64)           26         110       (37)      (125)      303
 Surrenders and terminations        -        -         -         (851)            -      (1,058)     (521)      (819)     (135)
 Rescissions                        -        -         -           (4)            -          (6)       (3)        (4)       (1)
 Other transactions                 -        -         -            2             -          10         1          1        12
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -         (856)           26        (663)      (327)     (728)      394
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -        2,843            26       4,289      1,783     3,263     1,016
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -            8             1          22          6        12        22
 Transfers between funds           38       38        18          (26)           37         (31)      (106)     (185)      710
 Surrenders and terminations       (2)      (2)        -         (750)          (17)     (1,112)      (409)     (850)     (423)
 Rescissions                        -        -         -            -             -           -          -         -         -
 Other transactions                 -        -         -           13             -          16          2         8         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions       36       36        18         (755)           21      (1,105)      (507)   (1,015)      309
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1999             36       36        18        2,088            47       3,184       1,276    2,248     1,325
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997              -        -         -           -              -           -           -        -        -
Contract transactions:
 Purchase payments                  -        -         -           2              8          14          21       11       15
 Transfers between funds            -        -         -           -              -           3           4        3        2
 Surrenders and terminations        -        -         -           -              -           -           -        -        -
 Rescissions                        -        -         -           -              -           -           -        -        -
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -          17             38          23          17       23       40
 Transfers between funds            -        8         -           4            (25)         37          24       20       21
 Surrenders and terminations        -        -         -          (2)            (2)         (3)         (3)      (1)      (3)
 Rescissions                        -        -         -           -              -           -           -        -       (2)
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        8         -          19             11          57          38       42       56
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                  -        8         -          21             19          74          63       56       73
------------------------------------------------------------------------------------------------------------------------------------

                                                                 24

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLIN          FRANKLIN                                          FRANKLIN
                                          FRANKLIN  NATURAL FRANKLIN  RISING   FRANKLIN           FRANKLIN   FRANKLIN    ZERO
                                            MONEY  RESOURCES REAL   DIVIDENDS  S&P 500 FRANKLIN     U.S.      VALUE     COUPON
                                           MARKET SECURITIES ESTATE SECURITIES  INDEX  SMALL CAP GOVERNMENT SECURITIES   -2000
                                            FUND     FUND    FUND     FUND      FUND     FUND       FUND       FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997                      2,155      458     942    3,489        -      938      4,844         -       1,087
Contract transactions:
 Purchase payments                            657       66      44      345        -      171        194         3          17
 Transfers between funds                      505      (33)    (73)     103        -       96        (20)       16         (47)
 Surrenders and terminations               (1,123)     (76)   (204)    (767)       -     (198)    (1,227)        -        (334)
 Rescissions                                  (28)       -      (1)      (5)       -       (2)        (6)        -           -
 Other transactions                             2        -       -       11        -        7          2         -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    13      (43)   (234)    (313)       -       74     (1,057)       19        (364)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                      2,168      415     708    3,176        -    1,012      3,787        19         723
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                             26        1       1       15        -        6         22         1           2
 Transfers between funds                      299      (28)    (90)    (157)      51       27        (96)       16         (27)
 Surrenders and terminations                 (930)    (120)   (153)    (828)      (4)    (263)      (957)       (1)       (186)
 Rescissions                                   (3)       -       -        -        -        -          -         -           -
 Other transactions                            33        -       -        1        -        1          5         -           7
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions  (575)    (147)   (242)    (969)      47     (229)    (1,026)       16        (204)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                          1,593      268     466    2,207       47      783      2,761        35         519
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997                          -        -       -        -        -        -         -          -           -
Contract transactions:
 Purchase payments                             19        7       1       14        -        9        26         17           1
 Transfers between funds                       (7)       -       -        3        -        -         2          5           1
 Surrenders and terminations                    -        -       -        -        -        -         -          -           -
 Rescissions                                    -        -       -        -        -        -         -          -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                         12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                              6        6       2       39        -       38        27         10           2
 Transfers between funds                       86       (1)      1       21        -      (18)       76         24          10
 Surrenders and terminations                   (1)       -       -       (4)       -       (1)       (5)        (2)          -
 Rescissions                                    -        -       -        -        -        -        (1)         -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    91        5       3       56        -       19         97         32         12
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                            103       12       4       73        -       28        125         54         14
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  25
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                          FRANKLIN    FRANKLIN    MUTUAL    MUTUAL     TEMPLETON     TEMPLETON  TEMPLETON  TEMPLETON     TEMPLETON
                         ZERO COUPON ZERO COUPON DISCOVERY  SHARES     DEVELOPING   GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL
                           - 2005     - 2010    SECURITIES SECURITIES MARKETS EQUITY ALLOCATION  GROWTH   SECURITIES      EQUITY
                            FUND       FUND         FUND     FUND         FUND          FUND      FUND       FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units
  outstanding at
  December 31, 1997         345        292         924       1,823       1,160           424      2,594      1,072        4,063
Contract transactions:
 Purchase payments           55         34         261         541          59            47        213         32           76
 Transfers between funds     30         13         128         349        (295)          (94)      (177)       (82)        (429)
 Surrenders and terminations(74)       (67)       (184)       (450)       (174)          (58)      (387)      (235)        (773)
 Rescissions                 (8)         -          (4)         (6)         (1)           (1)        (3)        (1)          (3)
 Other transactions           1          -           2           7           -             -         (1)         1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease
  in accumulation units
  resulting from contract
  transactions                4        (20)        203         441        (411)         (106)      (355)      (285)      (1,125)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998         349        272       1,127       2,264         749           318      2,239        787        2,938
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         2           6           15           5             3          9          2            8
 Transfers between funds    (20)      (22)        (76)          28           9           (41)         -        (39)        (136)
 Surrenders and terminations(75)      (55)       (247)        (427)       (148)          (54)      (390)      (209)        (780)
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           3         -           -           (1)          -             2          1          1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions              (90)      (75)       (317)        (385)       (134)          (90)      (380)      (245)        (904)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1999         259       197         810        1,879         615           228      1,859        542        2,034
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units
  outstanding at
  December 31, 1997           -         -           -            -           -             -          -          -            -
Contract transactions:
 Purchase payments            2         3          15           29           5             1          5          2            8
 Transfers between funds      -         -           2            9           -             -          5          -            -
 Surrenders and terminations  -         -           -            -           -             -          -          -            -
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998           2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         6          10           71          18             1         37          3            7
 Transfers between funds      -        (2)         12           39          (9)            2         46          1            1
 Surrenders and terminations  -         -          (1)          (4)         (4)            -         (1)         -            -
 Rescissions                  -         -           -            -           -             -         (1)         -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         4          21           106          5             3          81         4            8
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units
  outstanding at
  December 31, 1999           4          7         38           144         10             4          91         6           16
------------------------------------------------------------------------------------------------------------------------------------


                                                                 26

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                  TEMPLETON
                                                                INTERNATIONAL TEMPLETON   USALLIANZ     USALLIANZ
                                                                   SMALLER     PACIFIC  VIP DIVERSIFIED VIP FIXED USALLIANZ  TOTAL
                                                                  COMPANIES    GROWTH      ASSETS        INCOME   VIP GROWTH  ALL
                                                                    FUND        FUND        FUND           FUND     FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            C>
     VALUEMARK II
Accumulation units outstanding at December 31, 1997                 173        1,251           -             -        -     43,408
Contract transactions:
 Purchase payments                                                    9           21           -             -        -      3,854
 Transfers between funds                                            (35)        (232)          -             -        -        (64)
 Surrenders and terminations                                        (33)        (217)          -             -        -     (9,965)
 Rescissions                                                          -           (1)          -             -        -        (88)
 Other transactions                                                   -           (1)          -             -        -         61
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (59)        (430)          -             -        -     (6,202)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                 114          821           -             -        -     37,206
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                    -           10           -             -        -        207
 Transfers between funds                                              8           52           -             2        -        253
 Surrenders and terminations                                        (21)        (225)          -            (2)       -     (9,640)
 Rescissions                                                          -            -           -             -        -         (3)
 Other transactions                                                   -            1           -             -        -         97
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (13)        (162)          -             -        -     (9,086)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                  101          659           -             -        -     28,120
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding at December 31, 1997                   -            -           -             -        -         -
Contract transactions:
 Purchase payments                                                    3            6           -             -        -       244
 Transfers between funds                                              -            -           -             -        -        32
 Surrenders and terminations                                          -            -           -             -        -         -
 Rescissions                                                          -            -           -             -        -         -
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                   3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                   12            1           -             -        -       456
 Transfers between funds                                            (12)           1           -             -        -       367
 Surrenders and terminations                                          -            -           -             -        -       (37)
 Rescissions                                                          -            -           -             -        -        (4)
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           -            2           -             -        -       782
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                    3            8           -             -        -     1,058
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  27
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
AIM VI GROWTH FUND
December 31,
 19991                       36          $11.084         $397         2.13+%         -           $11.083        $4           2.22+%

ALGER AMERICAN GROWTH FUND
December 31,
 19991                       36           10.922          391         2.19+          8            10.921        88           2.28+

ALGER AMERICAN LEVERAGED
  ALLCAP FUND
December 31,
 19991                       18           12.160          225         2.33+          -                 -         -           2.42+

FRANKLIN GLOBAL
  COMMUNICATIONS
  SECURITIES FUND
December 31,
 1999                     2,088           38.917       81,263         1.91          21            38.572       792           2.00
 1998                     2,843           28.308       80,480         1.90           2            28.082        54           1.99
 1997                     3,699           25.818       95,497         1.90           -                 -         -              -
 1996                     4,998           20.654      103,225         1.90           -                 -         -              -
 1995                     5,916           19.555      115,743         1.90           -                 -         -              -

FRANKLIN GLOBAL HEALTH
  CARE SECURITIES FUND
December 31,
 1999                        47            9.615          450         2.22          19             9.601       197           2.31
 19983                       26           10.610          275         2.24+          8            10.604        93           2.33+

FRANKLIN GROWTH AND
  INCOME FUND
December 31,
 1999                     3,184           26.147       83,242         1.89          74            25.891     1,929           1.98
 1998                     4,289           26.226      112,466         1.89          17            25.993       448           1.98
 1997                     4,952           24.551      121,570         1.89           -                 -         -              -
 1996                     5,070           19.490       98,821         1.90           -                 -         -              -
 1995                     4,347           17.310       75,240         1.92           -                 -         -              -

FRANKLIN HIGH INCOME FUND
December 31,
 1999                     1,276           20.900       26,674         1.94          63            20.695     1,313           2.03
 1998                     1,783           21.208       37,806         1.93          25            21.020       518           2.02
 1997                     2,110           21.312       44,963         1.93           -                 -         -              -
 1996                     2,164           19.375       41,921         1.94           -                 -         -              -
 1995                     2,076           17.252       35,808         1.96           -                 -         -              -

FRANKLIN INCOME SECURITIES
  FUND
December 31,
 1999                     2,248           24.323       54,683         1.90          56            24.084     1,318           1.99
 1998                     3,263           25.122       81,970         1.89          14            24.898       346           1.98
 1997                     3,991           25.065      100,025         1.90           -                 -         -              -
 1996                     4,519           21.708       98,109         1.90           -                 -         -              -
 1995                     4,567           19.785       90,364         1.91           -                 -         -              -

                                                                 28

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
December 31,
 1999                     1,325          $20.218      $26,784         2.17%         73            $20.152      $1,473        2.26%
 1998                     1,016           15.574       15,825         2.17          17             15.537         267        2.26
 1997                       622           13.130        8,167         2.17           -                  -           -           -
 19962                      225           11.254        2,529         2.17+          -                  -           -           -

FRANKLIN MONEY MARKET FUND
December 31,
 1999                     1,593           14.860       23,673         1.93         103            14.717        1,519        2.02
 1998                     2,168           14.386       31,188         1.85          12            14.260          166        1.94
 1997                     2,155           13.865       29,881         1.85           -                 -            -           -
 1996                     2,433           13.359       32,508         1.83           -                 -            -           -
 1995                     2,218           12.883       28,571         1.80           -                 -            -           -

FRANKLIN NATURAL RESOURCES
  SECURITIES FUND
December 31,
 1999                       268           11.092        2,983         2.06          12            10.983          132        2.15
 1998                       415            8.505        3,536         2.04           7             8.430           56        2.13
 1997                       458           11.559        5,299         2.09           -                 -            -           -
 1996                       566           14.467        8,189         2.05           -                 -            -           -
 1995                       516           14.109        7,278         2.06           -                 -            -           -

FRANKLIN REAL ESTATE FUND
December 31,
 1999                       466           21.386        9,946         1.98           4            21.176          104        2.07
 1998                       708           23.107       16,340         1.94           1            22.901           35        2.03
 1997                       942           28.169       26,532         1.94           -                 -            -           -
 1996                       859           23.668       20,335         1.97           -                 -            -           -
 1995                       794           18.073       14,344         1.99           -                 -            -           -

FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
December 31,
 1999                     2,207          18.846       41,590          2.15          73           18.712         1,353        2.24
 1998                     3,176          21.165       67,223          2.12          17           21.034           346        2.21
 1997                     3,489          20.074       70,041          2.14           -                -             -           -
 1996                     3,394          15.303       51,934          2.16           -                -             -           -
 1995                     3,182          12.498       39,770          2.18           -                -             -           -

FRANKLIN S&P 500 INDEX FUND
December 31,
 19991                       47          10.467          486          1.95+          -                -             -        2.04+

FRANKLIN SMALL CAP FUND
December 31,
 1999                       783          28.353       22,163          2.17          28           28.247           773        2.26
 1998                     1,012          14.600       14,771          2.17           9           14.558           131        2.26
 1997                       938          14.952       14,022          2.17           -                -             -           -
 19962                      416          12.913        5,369          2.17+          -                -             -           -

                                                                                                        Variable Life Prospectus  29
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
  FUND
December 31,
 1999                     2,761          $18.574       $51,251         1.91%        125          $18.394       $2,289       2.00%
 1998                     3,787           19.014        71,990         1.90          28           18.847          535       1.99
 1997                     4,844           17.947        86,937         1.90           -                -            -          -
 1996                     6,017           16.650       100,185         1.91           -                -            -          -
 1995                     5,089           16.298        82,935         1.92           -                -            -          -

FRANKLIN VALUE SECURITIES
  FUND
December 31,
 1999                        35            7.736           261         2.21          54            7.724          406       2.30
 19983                       19            7.717           143         2.52+         22            7.713          167       2.61+

FRANKLIN ZERO COUPON FUND
  - 2000
December 31,
 1999                       519           21.023        10,887         2.05          14           20.819          293       2.14
 1998                       723           20.684        14,941         1.80           2           20.502           51       1.89
 1997                     1,087           19.512        21,204         1.80           -                -            -          -
 1996                     1,358           18.475        25,085         1.80           -                -            -          -
 1995                     1,416           18.294        25,910         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2005
December 31,
 1999                       259           23.205         6,008         2.05           4           22.983           86       2.14
 1998                       349           25.003         8,739         1.80           2           24.786           50       1.89
 1997                       345           22.532         7,772         1.80           -                -            -          -
 1996                       428           20.517         8,777         1.80           -                -            -          -
 1995                       456           20.914         9,531         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2010
December 31,
 1999                       197           24.164         4,745         2.05           7           23.929          181        2.14
 1998                       272           27.920         7,588         1.80           3           27.674           93        1.89
 1997                       292           24.740         7,220         1.80           -                -            -           -
 1996                       348           21.522         7,492         1.80           -                -            -           -
 1995                       371           22.431         8,329         1.80           -                -            -           -

MUTUAL DISCOVERY SECURITIES
  FUND
December 31,
 1999                       810           13.701        11,073         2.41          38           13.662          506        2.50
 1998                     1,127           11.226        12,646         2.40          17           11.205          186        2.49
 1997                       924           11.983        11,070         2.46           -                -            -           -
 19964                       27           10.180           278         2.77+          -                -            -           -

MUTUAL SHARES SECURITIES
  FUND
December 31,
 1999                     1,879           13.237        24,866         2.19         144           13.199        1,894        2.28
 1998                     2,264           11.837        26,789         2.17          38           11.814          447        2.26
 1997                     1,823           11.993        21,858         2.20           -                -            -           -
 19964                       43           10.330           442         2.40+          -                -            -           -

                                                                 30

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING
  MARKETS EQUITY FUND
December 31,
 1999                       615          $12.188        $7,494         2.79%         10          $12.125        $135         2.88%
 1998                       749            7.993         5,983         2.81           5            7.958          45         2.90
 1997                     1,160           10.340        11,992         2.82           -                -           -            -
 1996                     1,042           11.487        11,970         2.89           -                -           -            -
 1995                       757            9.582         7,254         2.81           -                -           -            -

TEMPLETON GLOBAL ASSET
  ALLOCATION FUND
December 31,
 1999                       228           14.408         3,294         2.22           4           14.347          57         2.31
 1998                       318           13.589         4,317         2.24           1           13.543          16         2.33
 1997                       424           13.786         5,850         2.34           -                -           -            -
 1996                       300           12.514         3,759         2.26           -                -           -            -
 19955                       36           10.591           379         2.30+          -                -           -            -

TEMPLETON GLOBAL GROWTH
  FUND
December 31,
 1999                     1,859           19.466        36,188         2.28          91           19.364       1,791         2.37
 1998                     2,239           16.309        36,512         2.28          10           16.238         174         2.37
 1997                     2,594           15.176        39,364         2.28           -                -           -            -
 1996                     2,146           13.560        29,103         2.33           -                -           -            -
 1995                     1,416           11.339        16,061         2.37           -                -           -            -

TEMPLETON GLOBAL INCOME
  SECURITIES FUND
December 31,
 1999                       542           16.635         9,013         2.05           6           16.472         110         2.14
 1998                       787           17.905        14,094         2.03           2           17.746          45         2.12
 1997                     1,072           16.957        18,177         2.02           -                -           -            -
 1996                     1,354           16.781        22,719         2.01           -                -           -            -
 1995                     1,472           15.522        22,851         2.04           -                -           -            -

TEMPLETON INTERNATIONAL
  EQUITY FUND
December 31,
 1999                     2,034           23.022        46,821         2.30          16           22.858         343         2.39
 1998                     2,938           18.437        54,177         2.28           8           18.322         143         2.37
 1997                     4,063           17.711        71,965         2.29           -                -           -            -
 1996                     4,375           16.081        70,362         2.29           -                -           -            -
 1995                     4,073           13.263        54,018         2.32           -                -           -            -

TEMPLETON INTERNATIONAL
  SMALLER COMPANIES FUND
December 31,
 1999                       101           11.441         1,155         2.51           3           11.403          47         2.60
 1998                       114            9.364         1,065         2.50           3            9.342          34         2.59
 1997                       173           10.825         1,875         2.46           -                -           -            -
 19962                       65           11.145           722         2.18+          -                -           -            -

                                                                                                        Variable Life Prospectus  31
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON PACIFIC
  GROWTH FUND
December 31,
 1999                       659          $10.915        $7,191         2.48%          8          $10.838         $82         2.57%
 1998                       821            8.078         6,633         2.50           6            8.028          46         2.59
 1997                     1,251            9.431        11,793         2.43           -                -           -            -
 1996                     1,751           14.932        26,148         2.39           -                -           -            -
 1995                     1,812           13.630        24,693         2.41           -                -           -            -

USALLIANZ VIP DIVERSIFIED
  ASSETS FUND
December 31,
 19991                        -           10.170             2         2.40+          -                -           -         2.49+

USALLIANZ VIP FIXED
  INCOME FUND
December 31,
 19991                        -                -             -         2.15+          -                -           -         2.24+

USALLIANZ VIP GROWTH
  FUND
December 31,
 19991                        -                -             -         2.30+          -                -           -         2.39+

* For the year ended December 31, including the effect of the expenses of the underlying funds. + Annualized. 1 Period from November 12, 1999 (fund commencement) to December 31, 1999. 2 Period from June 10, 1996 (fund commencement) to December 31, 1996. 3 Period from August 17, 1998 (fund commencement) to December 31, 1998. 4 Period from December 2, 1996 (fund commencement) to December 31, 1996. 5 Period from August 4, 1995 (fund commencement) to December 31, 1995.









                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 1999 and 1998

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report


THE BOARD OF DIRECTORS
PREFERRED LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of income, comprehensive (loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                               KPMG LLP



February 7, 2000

                                                                                         Variable Life Prospectus  1

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

December 31, 1999 and 1998
(in thousands except share data)

ASSETS                                                                                      1999              1998
---------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at market                                                         $    47,988            38,784
   Equity securities, at market                                                              2,380             1,752
   Certificates of deposit and short-term securities                                         1,947            10,069
   Policy loans                                                                                  3                 0
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                                      52,318            50,605
Cash                                                                                         2,785             6,135
Receivables                                                                                  3,364             3,595
Reinsurance recoverables:
   Recoverable on future benefit reserves                                                      846               156
   Recoverable on unpaid claims                                                              9,815             9,545
   Receivable on paid claims                                                                 2,989             1,935
Deferred acquisition costs                                                                  22,751            33,387
Other assets                                                                                 1,824             4,805
---------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                             96,692           110,163
Separate account assets                                                                    614,649           732,046
---------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $   711,341           842,209


                                                                                       ------------------------------


                                            See accompanying  notes to financial statements.

                                                                     2

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS (CONTINUED)

December 31, 1999 and 1998
(in thousands except share data)

                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future benefit reserves:
      Life                                                                             $     2,771             1,827
      Annuity                                                                                6,546             7,716
   Policy and contract claims                                                               25,990            27,278
   Unearned premiums                                                                           652               913
   Other policyholder funds                                                                    336             3,551
   Reinsurance payable                                                                       2,148             1,497
   Deferred income taxes                                                                     6,853             9,977
   Accrued expenses and other liabilities                                                      745             3,894
   Commissions due and accrued                                                                 737               622
   Payable to parent                                                                         2,598             3,403
---------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                              49,376            60,678
   Separate account liabilities                                                            614,649           732,046
---------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                  664,025           792,724
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized, issued and outstanding            2,000             2,000
   Additional paid-in capital                                                               15,500            15,500
   Retained earnings                                                                        31,115            31,052
   Accumulated other comprehensive (loss) income                                           (1,299)               933
---------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                          47,316            49,485
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $   711,341           842,209
                                                                                       ------------------------------

                                            See accompanying  notes to financial statements.

                                                                                         Variable Life Prospectus  3

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $     4,486            7,115             8,866
   Annuity considerations                                                  11,011           12,643            12,791
   Accident and health premiums                                            23,803           21,148            22,114
---------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                     39,300           40,906            43,771
   Premiums ceded                                                          12,357           11,427            12,939
---------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                    26,943           29,479            30,832
   Investment income, net                                                   2,739            2,021             1,626
   Realized investment gains (losses)                                          58            1,003               (1)
   Other income                                                               110               62                93
---------------------------------------------------------------------------------------------------------------------
     Total revenue                                                         29,850           32,565            32,550
---------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                                  1,039            3,508             5,074
   Annuity benefits                                                           382              351               323
   Accident and health insurance benefits                                  19,462           10,579            14,709
---------------------------------------------------------------------------------------------------------------------
     Total benefits                                                        20,883           14,438            20,106
   Benefit recoveries                                                      11,242            5,770             9,200
---------------------------------------------------------------------------------------------------------------------
        Net benefits                                                        9,641            8,668            10,906
   Commissions and other agent compensation                                 4,590            7,091             8,295
   General and administrative expenses                                      4,089            4,148             4,018
   Taxes, licenses and fees                                                   840              187               654
   Change in deferred acquisition costs, net                               10,636            4,060               798
---------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                           29,796           24,154            24,671
---------------------------------------------------------------------------------------------------------------------
     Income from operations before income taxes                                54            8,411             7,879
---------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:
   Current                                                                  1,913            3,126             1,573
   Deferred                                                               (1,922)            (312)             1,029
---------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                       (9)            2,814             2,602
---------------------------------------------------------------------------------------------------------------------
     Net income                                                       $        63            5,597             5,277
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                                     4

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                            1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Net income                                                            $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income:
   Unrealized (losses) gains on fixed maturities and equity securities:
     Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of $(1,182) in 1999, $468 in 1998,
         and $403 in 1997                                                  (2,194)             869               749
     Less: Reclassification adjustment for realized gains (losses)
         included in net income, net of tax expense of $21 in 1999,
         $351 in 1998, and $0 in 1997                                          38              652               (1)
---------------------------------------------------------------------------------------------------------------------
        Total other comprehensive (loss) income                            (2,232)             217               750
---------------------------------------------------------------------------------------------------------------------
        Total comprehensive (loss) income                             $    (2,169)           5,814             6,027
                                                                      -----------------------------------------------



                                            See accompanying  notes to financial statements.


                                                                                         Variable Life Prospectus  5

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Common stock:
   Balance at beginning and end of year                               $     2,000            2,000             2,000
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
   Balance at beginning and end of year                                    15,500           15,500            15,500
---------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                            31,052           25,455            20,178
   Net income                                                                  63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                31,115           31,052            25,455
---------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive (loss) income:
     Balance at beginning of year                                             933              716              (34)
     Net unrealized (loss) gain during the year,
        net of deferred federal income taxes                              (2,232)              217               750
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (1,299)              933               716
---------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $    47,316           49,485            43,671
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.



PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities:
   Net income                                                         $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
   Adjustments  to  reconcile  net  income  to net
     cash provided  by (used  in) operating activities:
        Realized (gains) losses on investments                                (58)          (1,003)                1
        Deferred federal income tax (benefit) expense                      (1,922)            (312)            1,029
        Charges to policy account balances                                   (610)               0                 0
        Interest credited to policyholder account balances                    374               42                 0
        Change in:
          Receivables and other assets                                      1,198            5,149            (4,283)
          Deferred acquisition costs                                       10,636            4,060               798
          Future benefit reserves                                          (4,465)             829               452
          Policy and contract claims                                       (1,288)          (3,480)              847
          Unearned premiums                                                  (261)            (677)             (297)
          Other policyholder funds                                         (3,215)           2,321               551
          Reinsurance payable                                                 651             (619)              (17)
          Accrued expenses and other liabilities                           (3,149)             783               649
          Commissions due and accrued                                         115             (308)              108
          Due to parent                                                      (805)             221             2,080
        Depreciation and amortization                                         228             (275)             (110)
---------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                  (2,571)           6,731             1,808
---------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities                (2,508)          12,328             7,085
---------------------------------------------------------------------------------------------------------------------
Cash flows used in investing activities:
   Purchase of fixed maturities                                           (21,938)         (28,065)           (8,680)
   Purchase of equity securities                                           (1,343)          (2,105)                0
   Sale of fixed maturities                                                 8,735           20,414                81
   Sale of equity securities                                                1,103              553                 0
   Other investments, net                                                   8,126           (8,987)            1,859
---------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                   (5,317)         (18,190)           (6,740)
---------------------------------------------------------------------------------------------------------------------
Cash flows provided by financing activities:
   Policyholders' deposits to account balances                              4,583            6,676                 0
   Policyholders' withdrawals from account balances                         (108)                0                 0
---------------------------------------------------------------------------------------------------------------------
        Net cash provided by financing activities                           4,475            6,676                 0
---------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (3,350)             814               345
Cash at beginning of year                                                   6,135            5,321             4,976
---------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $     2,785            6,135             5,321
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                     Variable Life Prospectus  7

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1999 revenue and consideration volume, 12%, 41% and 47% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.


BASIS OF PRESENTATION
The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.


TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH INSURANCE
Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.


VARIABLE ANNUITY BUSINESS
Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.


DEFERRED ACQUISITION COSTS
Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $11,687, $8,763, and $10,147, respectively.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE BENEFIT RESERVES
Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.


INVESTMENTS
The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short term investments, which include certificates of deposit, are carried at amortized cost which approximates market.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $1,611 and $1,711, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The market values of invested assets are deemed by management to approximate their estimated fair values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.


REINSURANCE
Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


SEPARATE ACCOUNTS
Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.


INCOME TAXES
Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.


RECEIVABLES
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

                                                     Variable Life Prospectus  9

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES
In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.


ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


RECLASSIFICATIONS
Certain  1998   balances  have  been   reclassified   to  conform  to  the  1999
presentation.


(2) INVESTMENTS

Investments at December 31, 1999 consist of:

                                                                                                             AMOUNT
                                                                         AMORTIZED        ESTIMATED         SHOWN ON
                                                                           COST             FAIR             BALANCE
                                                                          OR COST           VALUE             SHEET
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Government                                                    $    37,183           35,397            35,397
   Foreign government                                                         500              471               471
   Corporate securities                                                    12,520           11,829            11,829
   Public utilities                                                           304              291               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $    50,507           47,988            47,988
---------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                     89               78                78
     Industrial and miscellaneous                                           1,771            2,302             2,302
---------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $     1,860            2,380             2,380
---------------------------------------------------------------------------------------------------------------------
Other investments:
   Short-term securities                                                    1,947          XXXXXXX             1,947
   Policy loans                                                                 3          XXXXXXX                 3
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                $    54,317          XXXXXXX            52,318
                                                                      -----------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:


                                                                           GROSS            GROSS           ESTIMATED
                                                          AMORTIZED     UNREALIZED       UNREALIZED           FAIR
                                                            COST           GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------
1999:
   U.S. Government                                     $    37,183            141            1,927            35,397
   Foreign government                                          500              0               29               471
   Corporate securities                                     12,520              0              691            11,829
   Public utilities                                            304              0               13               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 50,507            141            2,660            47,988
   Equity securities                                         1,860            772              252             2,380
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    52,367            913            2,912            50,368
---------------------------------------------------------------------------------------------------------------------
1998:
   U.S. Government                                     $    30,595          1,378              234            31,739
   Foreign government                                          499              0                3               496
   Corporate securities                                      5,227             39                3             5,263
   Mortgage backed securities                                  957             15                0               972
   Public utilities                                            304             10                0               314
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 37,582          1,442              240            38,784
   Equity securities                                         1,518            337              103             1,752
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    39,100          1,779              343            40,536
                                                       --------------------------------------------------------------

The change in unrealized gains or losses on fixed maturities was $(3,721), $100, and $1,155 for the years ended December 31, 1999, 1998 and 1997, respectively.

The change in unrealized gains from equity securities was $286 and $234 for the years ended December 31, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          AMORTIZED         ESTIMATED
                                                                                            COST           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
   Due after one year through five years                                               $   23,516             22,774
   Due after five years through ten years                                                  17,359             16,101
   Due after ten years                                                                      9,632              9,113
---------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $   50,507             47,988
                                                                                       ------------------------------

                                                    Variable Life Prospectus  11

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 1999, 1998 and 1997 were $9,838, $20,967, and $81, respectively. Gross gains of $219, $1,080, and $0 and gross losses of $161, $77, and $0 were realized on sales of available-for-sale securities in 1999, 1998 and 1997, respectively.

Major categories of net investment income for the respective years ended December 31 are:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $     2,515            1,592             1,494
   Short-term investments                                                     289              393               168
Dividends:
   Equity securities                                                           19               12                 0
Other                                                                         (9)               52                11
---------------------------------------------------------------------------------------------------------------------
     Total investment income                                                2,814            2,049             1,673

Investment expenses                                                            75               28                47
---------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $     2,739            2,021             1,626
---------------------------------------------------------------------------------------------------------------------


(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                                   1999                               1998
---------------------------------------------------------------------------------------------------------------------
                                                          CARRYING         FAIR           CARRYING            FAIR
                                                           AMOUNT          VALUE           AMOUNT             VALUE
                                                           -------         -----           -------            -----
Financial assets:
   Fixed maturities, at market
     U.S. Government                                   $    35,397         35,397           31,739            31,739
     Foreign government                                        471            471              496               496
     Corporate securities                                   11,829         11,829            5,263             5,263
     Mortgage backed securities                                  0              0              972               972
     Public utilities                                          291            291              314               314
   Equity securities                                         2,380          2,380            1,752             1,752
   Certificates of deposit and other short term securities   1,947          1,947           10,069            10,069
   Receivables                                               3,364          3,364            3,595             3,595
   Separate accounts assets                                614,649        614,649          732,046           732,046

Financial liabilities:
---------------------------------------------------------------------------------------------------------------------
   Separate account liabilities                            614,649        609,915          732,046           723,593
                                                       --------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(4) RECEIVABLES

Receivables at December 31 consist of the following:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $    2,456             2,747
Reinsurance commission receivable                                                              44               115
Other                                                                                         864               733
---------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $    3,364             3,595
                                                                                       ------------------------------

(5) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $516, $838, and $662 in 1999, 1998 and 1997, respectively, is summarized as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $6,540, $7,643, and $7,476                             $15,650           17,804            16,126
Incurred related to:
   Current year                                                            11,823           11,203            11,440
   Prior years                                                             (2,752)          (4,946)           (3,199)
---------------------------------------------------------------------------------------------------------------------
Total incurred                                                              9,071            6,257             8,241
---------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                             2,725            3,697             1,686
   Prior years                                                              6,506            4,714             4,877
---------------------------------------------------------------------------------------------------------------------
Total paid                                                                  9,231            8,411             6,563
---------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $8,006, $6,540 and $7,643                              $15,490           15,650            17,804
                                                                          -------------------------------------------


In 1999, 1998 and 1997, the provision for prior year claims and claim adjustment expenses decreased due to lower than anticipated losses related to prior years. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.

                                                    Variable Life Prospectus  13

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(6) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance recoverables at December 31, 1999 and 1998 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $1,884 and $3,043, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           PERCENTAGE
                                                           ASSUMED         CEDED                            OF AMOUNT
                                            DIRECT       FROM OTHER      TO OTHER            NET             ASSUMED
YEAR ENDED                                  AMOUNT        COMPANIES      COMPANIES         AMOUNT            TO NET
---------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $ 1,095,552               0        159,143          936,409              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            4,486               0          1,173            3,313              0.0%
   Annuities                                11,011               0              0           11,011              0.0%
   Accident and health insurance            17,074           6,729         11,184           12,619             53.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         32,571           6,729         12,357           26,943             25.0%
---------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $   856,149               0        277,168          578,981              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            7,115               0          1,568            5,547              0.0%
   Annuities                                12,643               0              0           12,643              0.0%
   Accident and health insurance            15,813           5,335          9,859           11,289             47.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         35,571           5,335         11,427           29,479             18.1%
---------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $ 1,591,244               0        484,546        1,106,698              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            8,866               0          2,450            6,416              0.0%
   Annuities                                12,791               0              0           12,791              0.0%
   Accident and health insurance            14,823           7,291         10,489           11,625             62.7%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         36,480           7,291         12,939           30,832             23.6%
                                       ------------------------------------------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(6) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:


                                                            ASSUMED                                 CEDED
---------------------------------------------------------------------------------------------------------------------
                                                      1999       1998        1997        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Life insurance in force                     $           0          0            0       1,670     1,992        2,032
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                           $           0          0            0          50        10           44
   Accident and health insurance                     1,892     1,575        1,566         628       635          841
---------------------------------------------------------------------------------------------------------------------
   Total premiums                           $        1,892     1,575        1,566         678       645          885
                                            -------------------------------------------------------------------------



(7) INCOME TAXES

INCOME TAX EXPENSE
Total income tax expenses for the years ended December 31 are as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
   Current tax expense                                                $    1,913           3,126              1,573
   Deferred tax (benefit) expense                                         (1,922)           (312)             1,029
---------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations                 (9)          2,814              2,602
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year             (1,202)            116                404
---------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                     $   (1,211)          2,930              3,006
                                                                      -----------------------------------------------


COMPONENTS OF INCOME TAX EXPENSE
Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                     $       19            2,943             2,758
Other                                                                        (28)           (129)             (156)
---------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $       (9)           2,814             2,602
                                                                      -----------------------------------------------

                                                    Variable Life Prospectus  15

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(7) INCOME TAXES (CONTINUED)

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1999 and 1998 are as follows:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Future benefit reserves                                                             $      533              1,821
   Unrealized losses on investments                                                           700                  0
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                              1,233              1,821
---------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                               5,637              9,003
   Unrealized gains on investments                                                              0                502
   Other                                                                                    2,449              2,293
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                         8,086             11,798
---------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $    6,853              9,977
                                                                                       ------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $3,149, ($1,998) and $0 in 1999, 1998 and 1997, respectively. The Company's liability for current taxes was $1,968 and $3,047 as of December 31, 1999 and 1998, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,496, $1,941, and $1,463 in 1999, 1998 and 1997, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1999 and 1998 was $630 and $356, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $35, $18, and $15 in 1999, 1998 and 1997, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1999 and 1998.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(9) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $60, $30, and $37 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $35, $18, and $59 in 1999, 1998 and 1997, respectively, toward planned contributions.


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption and expected to be effective January 1, 2001, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:


                                          STOCKHOLDER'S EQUITY                           NET INCOME
---------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $    38,136          32,866          5,351            6,891             4,292
Adjustments:
   Change in reserve basis                  (5,680)         (9,216)         3,536            2,147             2,424
   Deferred acquisition costs               22,751          33,387        (10,636)          (4,060)             (798)
   Deferred taxes                           (6,853)         (9,977)         1,922              312            (1,029)
   Nonadmitted assets                           39              75              0                0                 0
   Interest maintenance reserve                513             569            (56)             657               (19)
   Asset valuation reserve                     667             283              0                0                 0
   Liability for unauthorized reinsurers       261             239              0                0                 0
   Unrealized (losses) gains on investments (2,519)          1,202              0                0                 0
   Other                                         1              57            (54)            (350)              407
---------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         financial statements          $    47,316          49,485             63            5,597             5,277
                                       ------------------------------------------------------------------------------

                                                    Variable Life Prospectus  17

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The Company is required to meet minimum capital and surplus requirements. At December 31, 1999 and 1998, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1999, 1998 and 1997.


REGULATORY RISK BASED CAPITAL
An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                  RATIO OF TOTAL ADJUSTED CAPITAL TO
                                  AUTHORIZED CONTROL LEVEL RISK-BASED
      REGULATORY EVENT            CAPITAL (LESS THAN OR EQUAL TO)
      ----------------            -----------------------------------

    Company action level          2 (or 2.5 with negative trends)
   Regulatory action level                     1.5
  Authorized control level                      1
   Mandatory control level                     0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.


PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.


(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(12) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:


                                                   AS OF DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                               FUTURE              OTHER       PREMIUM                BENEFITS,  NET CHANGE
                                  DEFERRED    BENEFITS,            POLICY      REVENUE                 CLAIMS        IN
                                   POLICY      LOSSES,           CLAIMS AND   AND OTHER      NET     LOSSES, AND   POLICY    OTHER
                                 ACQUISITION CLAIMS AND  UNEARNED BENEFITS    CONTRACT   INVESTMENT SETTLEMENT ACQUISITION OPERATING
                                   COSTS    LOSS EXPENSE PREMIUMS  PAYABLE  CONSIDERATIONS  INCOME    EXPENSES    COSTS (A) EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
1999:
Life insurance                      $  25      2,771       156      1,499       3,313        192         411         32        923
Annuities                          22,644      6,546         0        479      11,011        904         381     10,562      2,423
Accident and health insurance          82          0       496     24,012      12,619      1,643       8,849         42      6,173
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 22,751      9,317       652     25,990      26,943      2,739       9,641     10,636      9,519
------------------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance                      $  57      1,827       246      3,424       5,547        303       2,160        165      1,518
Annuities                          33,206      7,716         0        827      12,643        243         351      3,899      6,047
Accident and health insurance         124          0       667     23,027      11,289      1,475       6,157        (4)      3,861
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 33,387      9,543       913     27,278      29,479      2,021       8,668      4,060     11,426
------------------------------------------------------------------------------------------------------------------------------------
1997:
Life insurance                     $  222      1,362       983      4,177       6,416        406       2,587         68      2,075
Annuities                          37,105        634         0        471      12,791          0         323        750      8,023
Accident and health insurance         120          0       607     26,109      11,625      1,220       7,996       (20)      2,869
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 37,447      1,996     1,590     30,757      30,832      1,626      10,906        798     12,967
                                 ---------------------------------------------------------------------------------------------------

(a) See note 1 for aggregate gross amortization.





                                   PART C

                              OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1999 and 1998.
          3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
          6. Notes to Consolidated Financial Statements - December 31, 1999, 1998 and 1997.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1999.
          3.  Statements of Operations for the year ended December 31, 1999.
          4. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
          5.  Notes to Financial Statements - December 31, 1999.


b.      Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Variable  Account (1)
     2.     Not  Applicable
     3.a.   Principal  Underwriter  Agreement (2)
     3.b.   General Agency Agreement
     4.     Individual  Variable  Annuity  Contract (1)
     4a.    Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement (1)
     4b.    Enhanced  Death  Benefit  Endorsement (1)
     5.     Application  for  Individual  Variable  Annuity  Contract (1)
     6.     (i)  Copy  of  Articles  of  Incorporation  of  the  Company (1)
            (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.a.   Form of Fund Participation Agreement between Franklin Valuemark
            Funds and North American Life and Casualty Company.(1)
     8.b.   Form  of  Fund  Participation  Agreement between AIM Variable
            Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC.(4)
     8.c.   Form of Fund Participation Agreement between Alger American Fund,
            Preferred Life Insurance Company of New York and Fred Alger and
            Company.(4)
     8.d.   Form of Fund Participation Agreement between USAllianz Variable
            Insurance Products Trust, Preferred Life Insurance Company of New
            York and BISYS Fund Services Limited Partnership.(4)
     8.e.   Form of Fund Participation Agreement between Davis Variable Account
            Fund, Inc, Davis Distributors, LLC and Preferred Life Insurance
            Company of New Yor.
     8.f.   Form of Fund Participation Agreement between Van Kampen Life
            Investment Trust, Van Kampen Asset Management, Inc., and Preferred
            Life Insurance Company of New York.
     8.g.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York and J.P. Morgan Series Trust II.
     8.h.   Form of Fund Participation Agreement between Oppenheimer Variable
            Account Funds, Oppenheimer Funds, Inc. and Preferred Life Insurance
            Company of New York.
     8.i.   Form of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, PIMCO Variable Insurance Trust, and
            PIMCO Funds Distributors, LLC.
     8.j.   Form of Fund Participation Agreement between Seligman Portfolios,
            Inc. and Preferred Life Insurance Company of New York.
     9.     Opinion  and  Consent  of  Counsel
    10.     Independent  Auditors'  Consent
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Calculation  of  Performance  Information
    14.     Company  Organizational  Chart
    27.     Not  Applicable

   (1) Incorporated by reference to Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
   (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on May 12, 1997.
   (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 electronically filed on May 29, 1997.
   (4) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on November 12, 1999.



ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Officers  and  Directors  of  the  Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------



Edward J. Bonach                Chairman of the Board, President
1750 Hennepin Avenue            & Chief Financial Officer
Minneapolis, MN 55403




Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470



Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019



Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Kevin Walker                    Treasurer
300 S Hwy 169
Minneapolis, MN  55426

Stephen Blaske                  Actuary
1750 Hennepin Ave
Minneapolis, MN  55403

Margery G. Hughes               Director
1750 Hennepin Ave
Mpls, MN  55403

Christopher H. Pinkerton        Director
1750 Hennepin Ave
Mpls, MN  55403

Mark Zesbaugh                   Director
1750 Hennepin Ave
Mpls, MN  55403

Charles Kavitsky                Director
300 S Hwy 169
Mpls, MN  55426

Michael T. Westermeyer          Secretary & Director
1750 Hennepin Ave
Mpls, MN  55403




ITEM  26.   PERSONS CONTROLLED  BY OR  UNDER  COMMON  CONTROL WITH THE DEPOSITOR
           OR  REGISTRANT

The  Insurance Company  organizational chart in included as Exhibit 14.


ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of February 29, 2000 there were 191 qualified Contract Owners and 252 non-qualified Contract Owners with Contracts in the Separate Account.


ITEM  28.      INDEMNIFICATION

The  Bylaws  of  the  Company  provide  that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS


     a.  USAllianz Investor Services, LLC  (formerly NALAC Financial Plans,
     LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:


         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B


     b. The following are the officers(managers) and directors(Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal        Positions and Offices
Business Address           with Underwriter
----------------------  ----------------------

Christopher H.Pinkerton President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Vice President, Secretary
1750 Hennepin Avenue    & Director
Minneapolis, MN 55403



Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


Michael M. Ahles        Vice President & Treasurer
1750 Hennepin Avenue
Minneapolis, MN  55403

Lawrance C. Skibo       Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Catherine Q. Farley     Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Brian A. Jeffs          Regional Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403

Robert S. James         Director
1750 Hennepin Avenue
Minneapolis, MN  55403




c.          Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 17th day of April, 2000.


     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)



By: /s/ Michael T. Westermeyer
     -------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Michael T. Westermeyer
     -------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title





Edward J. Bonach*       Chairman of the Board
Edward J. Bonach        President & Chief Financial    04-17-00
                        Officer

Robert S. James*        Director
Robert S. James                                        04-17-00

Dennis Marion*          Director
Dennis Marion                                          04-17-00

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    04-17-00

Eugene Long*            Director
Eugene Long                                            04-17-00

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                04-17-00

Stephen R. Herbert*     Director
Stephen R. Herbert                                     04-17-00

Jack F. Rockett*        Director
Jack F. Rockett                                        04-17-00

___________________     Director
Margery Hughes                                         ________

___________________     Director
Christopher Pinkerton                                  ________

___________________     Director
Mark Zesbaugh                                          ________

___________________     Director
Charles Kavitsky                                       ________

___________________     Treasurer
Kevin Walker                                           ________




                                 * By /S/ Michael T. Westermeyer
                                      --------------------------
                                      Attorney-in-Fact
                                      Secretary and Director






                                   EXHIBITS

                                      TO

                         POST-EFFECTIVE AMENDMENT NO. 8

                                      TO

                                   FORM  N-4

                     (FILE  NOS.  333-19699  AND  811-05716)

                      PREFERRED  LIFE  VARIABLE  ACCOUNT  C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK

                               INDEX TO EXHIBITS


EXHIBIT

99.3.b     General Agency Agreement

99.B8.e    Form of Fund Participation Agreement-Davis
99.B8.f    Form of Fund Participation Agreement-Van Kampen
99.B8.g    Form of Fund Participation Agreement-J.P. Morgan
99.B8.h    Form of Fund Participation Agreement-Oppenheimer
99.B8.i    Form of Fund Participation Agreement-PIMCO
99.B8.j    Form of Fund Participation Agreement-Seligman

99.B9      Opinion  and  Consent  of  Counsel

99.B10     Independent  Auditors'  Consent

99.B13     Calculation  of  Performance  Data

99.B14     Company Organizational Chart